UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

1(a):

Semiannual Report
February 28, 2022
MFS®  Core Equity Fund
RGI-SEM

MFS® Core Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
As a result of Russia’s invasion of Ukraine, the danger of wider geopolitical conflict has risen to a level not seen in decades, and this comes as sanctions aimed at countering Russia’s actions are exacerbating already mounting inflation. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve recently raised rates for the first time since 2018 and indicated that it is likely to tighten policy much more over the coming year. Meanwhile, the unsettled geopolitical backdrop and prospect of tighter financial conditions has led to increased volatility.
There are, however, encouraging signs for the markets. The Omicron wave of the coronavirus is receding outside Asia, unemployment is low, and there are signs that some global supply chain bottlenecks are beginning to ease, though events in Ukraine could hamper these advances. Additionally, easier Chinese monetary policy and the record pace of corporate stock buybacks are supportive elements, albeit amid an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and try to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
April 14, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Apple, Inc.	6.4%
Microsoft Corp.	6.0%
Alphabet, Inc., “A”	4.6%
Amazon.com, Inc.	3.6%
Visa, Inc., “A”	1.6%
JPMorgan Chase & Co.	1.5%
Johnson & Johnson	1.4%
Chevron Corp.	1.3%
Merck & Co., Inc.	1.2%
Truist Financial Corp.	1.2%
Global equity sectors (k)
Technology	31.8%
Financial Services	14.6%
Health Care (s)	14.3%
Capital Goods	13.4%
Consumer Cyclicals	12.2%
Energy	6.2%
Consumer Staples	4.4%
Telecommunications/Cable Television (s)	2.3%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(s)	Includes securities sold short.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2022.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2021 through February 28, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/21	Ending Account Value 2/28/22	Expenses Paid During Period (p) 9/01/21-2/28/22
A	Actual	0.90%	$1,000.00	$953.31	$4.36
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51
B	Actual	1.65%	$1,000.00	$949.85	$7.98
	Hypothetical (h)	1.65%	$1,000.00	$1,016.61	$8.25
C	Actual	1.65%	$1,000.00	$949.78	$7.98
	Hypothetical (h)	1.65%	$1,000.00	$1,016.61	$8.25
I	Actual	0.65%	$1,000.00	$954.34	$3.15
	Hypothetical (h)	0.65%	$1,000.00	$1,021.57	$3.26
R1	Actual	1.65%	$1,000.00	$949.86	$7.98
	Hypothetical (h)	1.65%	$1,000.00	$1,016.61	$8.25
R2	Actual	1.13%	$1,000.00	$952.17	$5.47
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
R3	Actual	0.90%	$1,000.00	$953.35	$4.36
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51
R4	Actual	0.65%	$1,000.00	$954.51	$3.15
	Hypothetical (h)	0.65%	$1,000.00	$1,021.57	$3.26
R6	Actual	0.57%	$1,000.00	$954.88	$2.76
	Hypothetical (h)	0.57%	$1,000.00	$1,021.97	$2.86
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Expense ratios include 0.02% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements).
Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class R2 shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.
4

Portfolio of Investments
2/28/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 2.7%
CACI International, Inc., “A” (a)	22,725	$ 6,358,228
Curtiss-Wright Corp.	77,440	11,423,949
General Dynamics Corp.	43,983	10,311,814
Honeywell International, Inc.	193,994	36,810,362
Howmet Aerospace, Inc.	524,938	18,855,773
L3Harris Technologies, Inc.	33,840	8,538,170
Leidos Holdings, Inc.	69,162	7,043,458
Northrop Grumman Corp.	35,310	15,611,963
Parsons Corp. (a)	145,721	5,050,690
Raytheon Technologies Corp.	413,911	42,508,660
		$162,513,067
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	72,137	$ 15,554,180
Apparel Manufacturers – 0.5%
NIKE, Inc., “B”	121,113	$ 16,537,980
Skechers USA, Inc., “A” (a)	256,707	11,803,388
		$28,341,368
Automotive – 1.1%
Aptiv PLC (a)	153,348	$ 19,849,365
LKQ Corp.	760,021	35,682,986
Magna International, Inc.	142,834	10,608,281
		$66,140,632
Biotechnology – 1.3%
Adaptive Biotechnologies Corp. (a)	287,090	$ 4,142,709
Biogen, Inc. (a)	72,527	15,303,922
Illumina, Inc. (a)	33,182	10,837,241
Oxford Nanopore Technologies PLC (a)	377,802	2,328,845
Vertex Pharmaceuticals, Inc. (a)	208,266	47,905,345
		$80,518,062
Broadcasting – 1.4%
Discovery Communications, Inc., “C” (a)	930,399	$ 26,023,260
Walt Disney Co. (a)	399,042	59,241,775
		$85,265,035
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – 2.0%
Charles Schwab Corp.	408,611	$ 34,511,285
CME Group, Inc.	111,410	26,351,807
Invesco Ltd.	556,407	11,818,085
KKR & Co., Inc.	199,517	11,994,962
Raymond James Financial, Inc.	303,554	33,284,696
		$117,960,835
Business Services – 3.4%
Accenture PLC, “A”	125,752	$ 39,740,147
Amdocs Ltd.	181,699	14,299,711
Clarivate PLC (a)	1,753,462	26,266,861
Cognizant Technology Solutions Corp., “A”	308,109	26,537,428
Fidelity National Information Services, Inc.	209,505	19,951,161
Fiserv, Inc. (a)	219,380	21,426,845
Global Payments, Inc.	131,789	17,578,017
PayPal Holdings, Inc. (a)	201,704	22,576,729
Thoughtworks Holding, Inc. (a)	640,035	14,631,200
		$203,008,099
Cable TV – 0.1%
Cable One, Inc.	3,127	$ 4,480,522
Chemicals – 0.5%
Element Solutions, Inc.	848,097	$ 20,846,224
FMC Corp.	77,378	9,072,571
		$29,918,795
Computer Software – 10.0%
Adobe Systems, Inc. (a)	146,617	$ 68,569,839
Atlassian Corp. PLC, “A” (a)	133,002	40,661,372
Avalara, Inc. (a)	120,926	12,565,421
Black Knight, Inc. (a)	158,797	8,922,803
Cadence Design Systems, Inc. (a)	312,245	47,283,260
Microsoft Corp. (s)	1,202,089	359,172,172
Ping Identity Holding Corp. (a)	280,979	5,911,798
salesforce.com, inc. (a)	275,789	58,061,858
		$601,148,523
Computer Software - Systems – 8.5%
Apple, Inc. (s)	2,329,216	$ 384,600,146
Block, Inc., “A” (a)	118,357	15,090,517
NICE Systems Ltd., ADR (a)	88,607	20,047,334
Rapid7, Inc. (a)	166,060	17,180,568
ServiceNow, Inc. (a)	93,315	54,115,235
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Zebra Technologies Corp., “A” (a)	45,057	$ 18,623,860
		$509,657,660
Construction – 1.4%
AvalonBay Communities, Inc., REIT	79,043	$ 18,858,869
AZEK Co., Inc. (a)	482,841	14,238,981
Masco Corp.	340,740	19,095,070
Otis Worldwide Corp.	130,201	10,198,644
Sherwin-Williams Co.	31,535	8,297,805
Vulcan Materials Co.	90,803	16,476,204
		$87,165,573
Consumer Products – 1.3%
Colgate-Palmolive Co.	305,419	$ 23,501,992
International Flavors & Fragrances, Inc.	70,522	9,379,426
Kimberly-Clark Corp.	144,048	18,747,847
Procter & Gamble Co.	183,871	28,663,650
		$80,292,915
Consumer Services – 0.7%
Booking Holdings, Inc. (a)	6,880	$ 14,945,080
Bright Horizons Family Solutions, Inc. (a)	109,855	14,351,457
Grand Canyon Education, Inc. (a)	119,846	10,406,228
		$39,702,765
Containers – 0.2%
Ball Corp.	157,274	$ 14,113,769
Electrical Equipment – 1.3%
AMETEK, Inc.	53,533	$ 6,948,048
Amphenol Corp., “A”	83,512	6,347,747
Fortive Corp.	86,042	5,571,220
Johnson Controls International PLC	357,158	23,200,984
nVent Electric PLC	175,351	5,949,659
Sensata Technologies Holding PLC (a)	446,511	25,857,452
TE Connectivity Ltd.	50,011	7,123,067
		$80,998,177
Electronics – 5.0%
Advanced Micro Devices (a)	339,799	$ 41,910,809
Analog Devices, Inc.	153,753	24,645,068
Applied Materials, Inc.	306,376	41,115,659
Broadcom, Inc.	99,330	58,350,415
Intel Corp.	504,637	24,071,185
Lam Research Corp.	48,831	27,411,282
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Monolithic Power Systems, Inc.	33,658	$ 15,438,925
NXP Semiconductors N.V.	176,770	33,607,512
Texas Instruments, Inc.	207,813	35,326,132
		$301,876,987
Energy - Independent – 1.3%
ConocoPhillips	331,585	$ 31,454,153
Diamondback Energy, Inc.	129,391	17,868,897
Hess Corp.	178,154	18,004,244
Valero Energy Corp.	155,757	13,007,267
		$80,334,561
Energy - Integrated – 1.3%
Chevron Corp.	534,925	$ 77,029,200
Energy - Renewables – 0.2%
Generac Holdings, Inc. (a)	33,521	$ 10,574,870
Engineering - Construction – 0.2%
APi Group, Inc. (a)	584,266	$ 12,602,618
Entertainment – 0.1%
Vivid Seats, Inc., “A”	366,149	$ 4,276,620
Food & Beverages – 2.4%
Archer Daniels Midland Co.	265,548	$ 20,832,241
Coca-Cola Co.	161,250	10,036,200
Coca-Cola Europacific Partners PLC	153,293	7,850,135
Hostess Brands, Inc. (a)	198,799	4,282,130
J.M. Smucker Co.	66,285	8,931,904
Mondelez International, Inc.	568,907	37,252,030
Oatly Group AB, ADR (a)	760,634	5,134,279
PepsiCo, Inc.	300,461	49,197,484
		$143,516,403
Food & Drug Stores – 0.4%
Wal-Mart Stores, Inc.	197,270	$ 26,663,013
Forest & Paper Products – 0.4%
Rayonier, Inc., REIT	661,348	$ 26,255,516
Gaming & Lodging – 0.6%
International Game Technology PLC	452,315	$ 13,849,885
Las Vegas Sands Corp. (a)	81,532	3,494,462
Marriott International, Inc., “A” (a)	95,905	16,317,277
		$33,661,624
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 1.0%
Dollar General Corp.	165,475	$ 32,820,312
Dollar Tree, Inc. (a)	211,280	30,018,662
		$62,838,974
Health Maintenance Organizations – 1.6%
Cigna Corp.	275,859	$ 65,593,753
Humana, Inc.	75,067	32,603,099
		$98,196,852
Insurance – 3.4%
Aon PLC	222,489	$ 64,997,937
Arthur J. Gallagher & Co.	213,264	33,736,232
Chubb Ltd.	184,508	37,573,209
Hartford Financial Services Group, Inc.	255,096	17,724,070
MetLife, Inc.	245,700	16,597,035
Primerica, Inc.	85,800	11,144,562
Reinsurance Group of America, Inc.	113,199	12,549,241
Voya Financial, Inc.	180,733	12,172,368
		$206,494,654
Internet – 4.6%
Alphabet, Inc., “A” (a)(s)	102,124	$ 275,851,221
Leisure & Toys – 0.7%
Electronic Arts, Inc.	261,925	$ 34,073,824
Roblox Corp., “A” (a)	151,125	7,793,516
		$41,867,340
Machinery & Tools – 2.4%
Eaton Corp. PLC	231,594	$ 35,732,638
IDEX Corp.	27,762	5,327,528
Ingersoll Rand, Inc.	443,870	22,424,312
PACCAR, Inc.	325,990	29,929,142
Regal Rexnord Corp.	100,669	16,142,274
Roper Technologies, Inc.	79,598	35,677,416
		$145,233,310
Major Banks – 3.2%
JPMorgan Chase & Co.	647,074	$ 91,755,093
Morgan Stanley	475,437	43,141,154
PNC Financial Services Group, Inc.	294,588	58,696,659
		$193,592,906
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.6%
ICON PLC (a)	105,848	$ 25,192,883
McKesson Corp.	204,141	56,130,609
Syneos Health, Inc. (a)	205,862	16,304,270
		$97,627,762
Medical Equipment – 5.2%
Align Technology, Inc. (a)	20,307	$ 10,386,218
Becton, Dickinson and Co.	205,631	55,783,578
Boston Scientific Corp. (a)(s)	1,200,013	53,004,574
Envista Holdings Corp. (a)	299,757	14,388,336
Maravai Lifesciences Holdings, Inc., “A” (a)	1,163,884	45,472,948
Medtronic PLC	482,896	50,699,251
Quidel Corp. (a)	135,786	14,364,801
STERIS PLC	112,270	26,944,800
Thermo Fisher Scientific, Inc.	81,302	44,228,288
		$315,272,794
Natural Gas - Pipeline – 0.4%
Cheniere Energy, Inc.	85,178	$ 11,320,156
Enterprise Products Partners LP	442,898	10,815,569
		$22,135,725
Network & Telecom – 0.5%
Equinix, Inc., REIT	40,403	$ 28,675,221
Oil Services – 0.4%
Cactus, Inc., “A”	231,929	$ 11,749,523
Schlumberger Ltd.	352,982	13,851,014
		$25,600,537
Other Banks & Diversified Financials – 4.7%
Bank OZK	197,553	$ 9,288,942
First Interstate BancSystem, Inc.	388,520	15,773,912
Moody's Corp.	65,344	21,042,728
Northern Trust Corp.	140,769	16,033,589
Signature Bank	55,638	19,188,990
SLM Corp.	898,930	17,708,921
Truist Financial Corp.	1,145,348	71,263,552
United Community Bank, Inc.	391,504	15,135,545
Visa, Inc., “A”	443,857	95,926,375
		$281,362,554
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 4.7%
Eli Lilly & Co.	207,495	$ 51,863,375
Johnson & Johnson	518,795	85,378,093
Merck & Co., Inc.	955,468	73,169,739
Organon & Co.	662,126	24,717,164
Zoetis, Inc.	255,603	49,497,521
		$284,625,892
Pollution Control – 0.3%
GFL Environmental, Inc.	677,469	$ 19,815,968
Printing & Publishing – 0.1%
Warner Music Group Corp.	150,623	$ 5,455,565
Railroad & Shipping – 1.2%
Canadian Pacific Railway Ltd.	675,114	$ 47,447,012
CSX Corp.	785,789	26,646,105
		$74,093,117
Real Estate – 1.3%
Broadstone Net Lease, Inc., REIT	558,957	$ 12,107,009
Empire State Realty Trust, REIT, “A”	1,388,076	13,131,199
Extra Space Storage, Inc., REIT	83,046	15,625,105
Innovative Industrial Properties, Inc., REIT	38,112	7,182,587
STORE Capital Corp., REIT	728,605	22,382,746
Sun Communities, Inc., REIT	41,315	7,478,015
		$77,906,661
Restaurants – 1.3%
Starbucks Corp.	574,549	$ 52,737,853
Wendy's Co.	1,239,286	28,181,363
		$80,919,216
Specialty Chemicals – 1.5%
Air Products & Chemicals, Inc.	51,967	$ 12,279,802
Ashland Global Holdings, Inc.	162,590	15,003,805
Avient Corp.	266,170	13,944,646
Axalta Coating Systems Ltd. (a)	472,035	12,763,826
Chemours Co.	158,308	4,369,301
Diversey Holdings Ltd. (a)	1,363,813	13,051,691
DuPont de Nemours, Inc.	225,591	17,453,976
		$88,867,047
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 5.4%
Amazon.com, Inc. (a)(s)	70,518	$ 216,579,113
Burlington Stores, Inc. (a)	44,772	10,113,547
Home Depot, Inc.	224,468	70,893,728
Ross Stores, Inc.	308,735	28,215,292
		$325,801,680
Telecommunications - Wireless – 2.2%
Liberty Broadband Corp. (a)	232,593	$ 34,121,393
SBA Communications Corp., REIT	118,871	36,064,273
T-Mobile US, Inc. (a)	515,772	63,548,268
		$133,733,934
Telephone Services – 0.2%
Altice USA, Inc., “A” (a)	833,304	$ 9,632,994
Tobacco – 0.5%
Philip Morris International, Inc.	276,316	$ 27,927,258
Utilities - Electric Power – 2.6%
American Electric Power Co., Inc.	132,209	$ 11,984,746
CenterPoint Energy, Inc.	671,754	18,372,472
Constellation Energy	98,530	4,530,409
Dominion Energy, Inc.	108,444	8,624,551
Duke Energy Corp.	137,555	13,811,898
Evergy, Inc.	169,270	10,564,141
Exelon Corp.	295,590	12,580,310
NextEra Energy, Inc.	424,281	33,208,474
PG&E Corp. (a)	1,479,589	16,822,927
Pinnacle West Capital Corp.	29,798	2,110,592
Southern Co.	183,223	11,867,354
Xcel Energy, Inc.	188,157	12,668,611
		$157,146,485
Total Common Stocks (Identified Cost, $4,349,896,117)		$6,004,247,056
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 0.06% (v) (Identified Cost, $43,675,433)	43,675,881	$ 43,675,881
Securities Sold Short – (0.4)%
Medical & Health Technology & Services – (0.3)%
Healthcare Services Group, Inc.	(923,682)	$ (14,612,649)
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Securities Sold Short – continued
Telecommunications - Wireless – (0.1)%
Crown Castle International Corp., REIT	(44,300)	$ (7,379,937)
Total Securities Sold Short (Proceeds Received, $29,571,636)		$ (21,992,586)

Other Assets, Less Liabilities – 0.1%		6,284,937
Net Assets – 100.0%		$6,032,215,288

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $43,675,881 and $6,004,247,056, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At February 28, 2022, the fund had cash collateral of $390,903 and other liquid securities with an aggregate value of $68,596,701 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
13

Financial Statements
Statement of Assets and Liabilities
At 2/28/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $4,349,896,117)	$6,004,247,056
Investments in affiliated issuers, at value (identified cost, $43,675,433)	43,675,881
Cash	974,558
Deposits with brokers for
Securities sold short	390,903
Receivables for
Fund shares sold	11,894,520
Dividends	6,926,931
Other assets	77,685
Total assets	$6,068,187,534
Liabilities
Payables for
Dividends on securities sold short	$195,128
Securities sold short, at value (proceeds received, $29,571,636)	21,992,586
Investments purchased	974,558
Fund shares reacquired	11,347,418
Payable to affiliates
Investment adviser	333,008
Administrative services fee	6,392
Shareholder servicing costs	881,894
Distribution and service fees	81,929
Payable for independent Trustees' compensation	17,315
Accrued expenses and other liabilities	142,018
Total liabilities	$35,972,246
Net assets	$6,032,215,288
Net assets consist of
Paid-in capital	$4,192,545,666
Total distributable earnings (loss)	1,839,669,622
Net assets	$6,032,215,288
Shares of beneficial interest outstanding	133,110,029
14

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,350,503,518	53,618,913	$43.84
Class B	20,074,373	539,636	37.20
Class C	125,180,124	3,423,294	36.57
Class I	1,495,716,421	31,902,178	46.88
Class R1	3,653,841	99,762	36.63
Class R2	19,394,507	455,462	42.58
Class R3	70,379,469	1,610,564	43.70
Class R4	39,943,108	901,123	44.33
Class R6	1,907,369,927	40,559,097	47.03

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $46.51 [100 / 94.25 x $43.84]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
15

Financial Statements
Statement of Operations
Six months ended 2/28/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$35,983,615
Other	127,517
Dividends from affiliated issuers	22,465
Income on securities loaned	1,114
Foreign taxes withheld	(77,627)
Total investment income	$36,057,084
Expenses
Management fee	$16,004,699
Distribution and service fees	3,988,614
Shareholder servicing costs	2,105,154
Administrative services fee	283,563
Independent Trustees' compensation	37,163
Custodian fee	63,634
Shareholder communications	115,429
Audit and tax fees	30,077
Legal fees	14,217
Dividend and interest expense on securities sold short	629,461
Interest expense and fees	10,197
Miscellaneous	181,328
Total expenses	$23,463,536
Reduction of expenses by investment adviser and distributor	(423,499)
Net expenses	$23,040,037
Net investment income (loss)	$13,017,047
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$181,043,626
Foreign currency	1,608
Net realized gain (loss)	$181,045,234
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(493,327,073)
Affiliated issuers	1
Securities sold short	10,612,748
Net unrealized gain (loss)	$(482,714,324)
Net realized and unrealized gain (loss)	$(301,669,090)
Change in net assets from operations	$(288,652,043)
See Notes to Financial Statements
16

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21
Change in net assets
From operations
Net investment income (loss)	$13,017,047	$17,954,451
Net realized gain (loss)	181,045,234	442,763,411
Net unrealized gain (loss)	(482,714,324)	914,363,857
Change in net assets from operations	$(288,652,043)	$1,375,081,719
Total distributions to shareholders	$(433,307,610)	$(74,503,092)
Change in net assets from fund share transactions	$660,147,756	$413,702,147
Total change in net assets	$(61,811,897)	$1,714,280,774
Net assets
At beginning of period	6,094,027,185	4,379,746,411
At end of period	$6,032,215,288	$6,094,027,185
See Notes to Financial Statements
17

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$49.38	$38.41	$32.45	$34.18	$30.46	$26.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.09	$0.19	$0.20	$0.20	$0.18(c)
Net realized and unrealized gain (loss)	(2.15)	11.50	6.41	1.05	5.63	4.53
Total from investment operations	$(2.08)	$11.59	$6.60	$1.25	$5.83	$4.71
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.15)	$(0.15)	$(0.16)	$(0.17)	$(0.16)
From net realized gain	(3.39)	(0.47)	(0.49)	(2.82)	(1.94)	(0.81)
Total distributions declared to shareholders	$(3.46)	$(0.62)	$(0.64)	$(2.98)	$(2.11)	$(0.97)
Net asset value, end of period (x)	$43.84	$49.38	$38.41	$32.45	$34.18	$30.46
Total return (%) (r)(s)(t)(x)	(4.67)(n)	30.57	20.59	4.94	19.89	18.11(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.91(a)	0.94	0.97	1.00	1.00	1.03(c)
Expenses after expense reductions	0.90(a)	0.92	0.96	0.98	0.99	1.01(c)
Net investment income (loss)	0.28(a)	0.22	0.56	0.65	0.62	0.63(c)
Portfolio turnover	14(n)	38	46	39	42	46
Net assets at end of period (000 omitted)	$2,350,504	$2,462,032	$1,960,597	$1,373,524	$1,184,976	$992,736
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.88(a)	0.90	0.93	0.96	0.97	1.00(c)
See Notes to Financial Statements
18

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$42.49	$33.24	$28.23	$30.19	$27.17	$23.96
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.19)	$(0.05)	$(0.03)	$(0.04)	$(0.03)(c)
Net realized and unrealized gain (loss)	(1.80)	9.91	5.55	0.89	5.00	4.05
Total from investment operations	$(1.90)	$9.72	$5.50	$0.86	$4.96	$4.02
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(3.39)	(0.47)	(0.49)	(2.82)	(1.94)	(0.81)
Total distributions declared to shareholders	$(3.39)	$(0.47)	$(0.49)	$(2.82)	$(1.94)	$(0.81)
Net asset value, end of period (x)	$37.20	$42.49	$33.24	$28.23	$30.19	$27.17
Total return (%) (r)(s)(t)(x)	(5.02)(n)	29.58	19.69	4.16	19.01	17.21(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.66(a)	1.69	1.72	1.75	1.75	1.78(c)
Expenses after expense reductions	1.65(a)	1.67	1.71	1.73	1.74	1.77(c)
Net investment income (loss)	(0.48)(a)	(0.53)	(0.18)	(0.11)	(0.14)	(0.12)(c)
Portfolio turnover	14(n)	38	46	39	42	46
Net assets at end of period (000 omitted)	$20,074	$24,861	$25,018	$22,759	$26,993	$27,139
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.63(a)	1.65	1.68	1.71	1.72	1.75(c)
See Notes to Financial Statements
19

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$41.83	$32.72	$27.86	$29.84	$26.88	$23.71
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.19)	$(0.05)	$(0.03)	$(0.05)	$(0.03)(c)
Net realized and unrealized gain (loss)	(1.78)	9.77	5.46	0.87	4.95	4.01
Total from investment operations	$(1.87)	$9.58	$5.41	$0.84	$4.90	$3.98
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.06)	$—	$—	$—
From net realized gain	(3.39)	(0.47)	(0.49)	(2.82)	(1.94)	(0.81)
Total distributions declared to shareholders	$(3.39)	$(0.47)	$(0.55)	$(2.82)	$(1.94)	$(0.81)
Net asset value, end of period (x)	$36.57	$41.83	$32.72	$27.86	$29.84	$26.88
Total return (%) (r)(s)(t)(x)	(5.02)(n)	29.62	19.66	4.14	18.98	17.22(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.66(a)	1.69	1.72	1.75	1.75	1.78(c)
Expenses after expense reductions	1.65(a)	1.67	1.71	1.74	1.74	1.77(c)
Net investment income (loss)	(0.47)(a)	(0.53)	(0.18)	(0.10)	(0.17)	(0.12)(c)
Portfolio turnover	14(n)	38	46	39	42	46
Net assets at end of period (000 omitted)	$125,180	$140,242	$128,709	$72,093	$56,413	$89,946
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.63(a)	1.65	1.69	1.71	1.72	1.75(c)
See Notes to Financial Statements
20

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$52.62	$40.87	$34.47	$36.12	$32.07	$28.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.22	$0.29	$0.30	$0.30	$0.26(c)
Net realized and unrealized gain (loss)	(2.30)	12.24	6.82	1.11	5.93	4.76
Total from investment operations	$(2.17)	$12.46	$7.11	$1.41	$6.23	$5.02
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.24)	$(0.22)	$(0.24)	$(0.24)	$(0.24)
From net realized gain	(3.39)	(0.47)	(0.49)	(2.82)	(1.94)	(0.81)
Total distributions declared to shareholders	$(3.57)	$(0.71)	$(0.71)	$(3.06)	$(2.18)	$(1.05)
Net asset value, end of period (x)	$46.88	$52.62	$40.87	$34.47	$36.12	$32.07
Total return (%) (r)(s)(t)(x)	(4.57)(n)	30.91	20.89	5.17	20.21	18.38(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.66(a)	0.68	0.72	0.75	0.75	0.78(c)
Expenses after expense reductions	0.65(a)	0.67	0.71	0.74	0.74	0.77(c)
Net investment income (loss)	0.53(a)	0.47	0.81	0.90	0.88	0.88(c)
Portfolio turnover	14(n)	38	46	39	42	46
Net assets at end of period (000 omitted)	$1,495,716	$1,416,134	$841,296	$467,860	$246,779	$122,055
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.63(a)	0.65	0.69	0.72	0.73	0.75(c)
See Notes to Financial Statements
21

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$41.89	$32.77	$27.84	$29.82	$26.86	$23.70
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.19)	$(0.06)	$(0.03)	$(0.04)	$(0.03)(c)
Net realized and unrealized gain (loss)	(1.78)	9.78	5.48	0.87	4.94	4.00
Total from investment operations	$(1.87)	$9.59	$5.42	$0.84	$4.90	$3.97
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(3.39)	(0.47)	(0.49)	(2.82)	(1.94)	(0.81)
Total distributions declared to shareholders	$(3.39)	$(0.47)	$(0.49)	$(2.82)	$(1.94)	$(0.81)
Net asset value, end of period (x)	$36.63	$41.89	$32.77	$27.84	$29.82	$26.86
Total return (%) (r)(s)(t)(x)	(5.01)(n)	29.60	19.68	4.14	19.00	17.19(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.66(a)	1.69	1.72	1.75	1.75	1.78(c)
Expenses after expense reductions	1.65(a)	1.67	1.71	1.74	1.74	1.77(c)
Net investment income (loss)	(0.47)(a)	(0.53)	(0.20)	(0.11)	(0.14)	(0.13)(c)
Portfolio turnover	14(n)	38	46	39	42	46
Net assets at end of period (000 omitted)	$3,654	$3,791	$3,816	$3,186	$3,448	$3,103
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.63(a)	1.65	1.69	1.71	1.73	1.75(c)
See Notes to Financial Statements
22

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$48.04	$37.40	$31.61	$33.33	$29.75	$26.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$(0.01)	$0.10	$0.12	$0.11	$0.10(c)
Net realized and unrealized gain (loss)	(2.08)	11.20	6.24	1.02	5.50	4.43
Total from investment operations	$(2.07)	$11.19	$6.34	$1.14	$5.61	$4.53
Less distributions declared to shareholders
From net investment income	$—	$(0.08)	$(0.06)	$(0.04)	$(0.09)	$(0.09)
From net realized gain	(3.39)	(0.47)	(0.49)	(2.82)	(1.94)	(0.81)
Total distributions declared to shareholders	$(3.39)	$(0.55)	$(0.55)	$(2.86)	$(2.03)	$(0.90)
Net asset value, end of period (x)	$42.58	$48.04	$37.40	$31.61	$33.33	$29.75
Total return (%) (r)(s)(t)(x)	(4.78)(n)	30.27	20.28	4.66	19.61	17.80(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.16(a)	1.19	1.22	1.25	1.25	1.28(c)
Expenses after expense reductions	1.13(a)	1.16	1.20	1.23	1.24	1.27(c)
Net investment income (loss)	0.04(a)	(0.02)	0.31	0.39	0.35	0.38(c)
Portfolio turnover	14(n)	38	46	39	42	46
Net assets at end of period (000 omitted)	$19,395	$21,214	$17,335	$13,416	$15,202	$16,508
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.11(a)	1.14	1.17	1.20	1.22	1.25(c)
See Notes to Financial Statements
23

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$49.22	$38.29	$32.36	$34.11	$30.33	$26.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.09	$0.19	$0.20	$0.20	$0.17(c)
Net realized and unrealized gain (loss)	(2.13)	11.47	6.38	1.04	5.61	4.52
Total from investment operations	$(2.07)	$11.56	$6.57	$1.24	$5.81	$4.69
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.16)	$(0.15)	$(0.17)	$(0.09)	$(0.16)
From net realized gain	(3.39)	(0.47)	(0.49)	(2.82)	(1.94)	(0.81)
Total distributions declared to shareholders	$(3.45)	$(0.63)	$(0.64)	$(2.99)	$(2.03)	$(0.97)
Net asset value, end of period (x)	$43.70	$49.22	$38.29	$32.36	$34.11	$30.33
Total return (%) (r)(s)(t)(x)	(4.66)(n)	30.59	20.56	4.91	19.91	18.10(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.91(a)	0.94	0.97	1.00	1.00	1.02(c)
Expenses after expense reductions	0.90(a)	0.92	0.96	0.99	0.99	1.02(c)
Net investment income (loss)	0.28(a)	0.22	0.56	0.64	0.61	0.62(c)
Portfolio turnover	14(n)	38	46	39	42	46
Net assets at end of period (000 omitted)	$70,379	$77,453	$63,347	$42,199	$34,916	$28,075
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.88(a)	0.90	0.94	0.96	0.98	1.00(c)
See Notes to Financial Statements
24

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$49.93	$38.81	$32.76	$34.48	$30.71	$26.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.20	$0.27	$0.28	$0.28	$0.25(c)
Net realized and unrealized gain (loss)	(2.17)	11.63	6.48	1.05	5.67	4.57
Total from investment operations	$(2.04)	$11.83	$6.75	$1.33	$5.95	$4.82
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.24)	$(0.21)	$(0.23)	$(0.24)	$(0.23)
From net realized gain	(3.39)	(0.47)	(0.49)	(2.82)	(1.94)	(0.81)
Total distributions declared to shareholders	$(3.56)	$(0.71)	$(0.70)	$(3.05)	$(2.18)	$(1.04)
Net asset value, end of period (x)	$44.33	$49.93	$38.81	$32.76	$34.48	$30.71
Total return (%) (r)(s)(t)(x)	(4.55)(n)	30.92	20.88	5.18	20.18	18.40(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.66(a)	0.69	0.72	0.75	0.75	0.78(c)
Expenses after expense reductions	0.65(a)	0.67	0.71	0.74	0.74	0.77(c)
Net investment income (loss)	0.53(a)	0.47	0.80	0.89	0.86	0.87(c)
Portfolio turnover	14(n)	38	46	39	42	46
Net assets at end of period (000 omitted)	$39,943	$42,883	$35,770	$29,218	$27,707	$22,494
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.63(a)	0.65	0.69	0.71	0.73	0.76(c)
See Notes to Financial Statements
25

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$52.78	$40.98	$34.55	$36.18	$32.12	$28.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.25	$0.32	$0.32	$0.32	$0.29(c)
Net realized and unrealized gain (loss)	(2.30)	12.29	6.83	1.13	5.95	4.77
Total from investment operations	$(2.15)	$12.54	$7.15	$1.45	$6.27	$5.06
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.27)	$(0.23)	$(0.26)	$(0.27)	$(0.26)
From net realized gain	(3.39)	(0.47)	(0.49)	(2.82)	(1.94)	(0.81)
Total distributions declared to shareholders	$(3.60)	$(0.74)	$(0.72)	$(3.08)	$(2.21)	$(1.07)
Net asset value, end of period (x)	$47.03	$52.78	$40.98	$34.55	$36.18	$32.12
Total return (%) (r)(s)(t)(x)	(4.51)(n)	31.03	20.98	5.28	20.29	18.49(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.58(a)	0.60	0.64	0.67	0.67	0.69(c)
Expenses after expense reductions	0.57(a)	0.59	0.63	0.66	0.66	0.68(c)
Net investment income (loss)	0.61(a)	0.56	0.89	0.98	0.95	0.97(c)
Portfolio turnover	14(n)	38	46	39	42	46
Net assets at end of period (000 omitted)	$1,907,370	$1,905,417	$1,303,858	$783,340	$577,588	$393,153
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.55(a)	0.57	0.60	0.63	0.65	0.66(c)

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Household International, Inc., the total return for the year ended August 31, 2017 would have been lower by approximately 0.85%.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
26

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Core Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate,
27

Notes to Financial Statements (unaudited) - continued
maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2022 in valuing the fund's assets and liabilities:
28

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$6,004,247,056	$—	$—	$6,004,247,056
Mutual Funds	43,675,881	—	—	43,675,881
Total	$6,047,922,937	$—	$—	$6,047,922,937
Securities Sold Short	$(21,992,586)	$—	$—	$(21,992,586)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended February 28, 2022, this expense amounted to $629,461. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only
29

Notes to Financial Statements (unaudited) - continued
to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2022, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order
30

Notes to Financial Statements (unaudited) - continued
to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and partnership adjustments.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/21
Ordinary income (including any short-term capital gains)	$21,997,904
Long-term capital gains	52,505,188
Total distributions	$74,503,092
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/22
Cost of investments	$4,408,874,478
Gross appreciation	1,789,690,771
Gross depreciation	(150,642,312)
Net unrealized appreciation (depreciation)	$1,639,048,459
As of 8/31/21
Undistributed ordinary income	182,423,257
Undistributed long-term capital gain	245,998,837
Other temporary differences	3,865,348
Net unrealized appreciation (depreciation)	2,129,341,833
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
31

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/22	Year ended 8/31/21
Class A	$172,852,603	$30,040,189
Class B	1,835,488	331,454
Class C	11,222,207	1,808,146
Class I	102,395,888	15,698,076
Class R1	303,682	46,383
Class R2	1,478,984	249,807
Class R3	5,462,151	1,071,678
Class R4	2,852,391	669,489
Class R6	134,904,216	24,587,870
Total	$433,307,610	$74,503,092
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	0.65%
In excess of $500 million and up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.50%
In excess of $5 billion and up to $10 billion	0.47%
In excess of $10 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended February 28, 2022, this management fee reduction amounted to $420,983, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2022 was equivalent to an annual effective rate of 0.51% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $203,185 for the six months ended February 28, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
32

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 3,033,786
Class B	0.75%	0.25%	1.00%	1.00%	113,687
Class C	0.75%	0.25%	1.00%	1.00%	676,618
Class R1	0.75%	0.25%	1.00%	1.00%	18,867
Class R2	0.25%	0.25%	0.50%	0.49%	50,898
Class R3	—	0.25%	0.25%	0.25%	94,758
Total Distribution and Service Fees					$3,988,614
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2022, this rebate amounted to $1,030, $2, $18, and $1,466 for Class A, Class B, Class C, and Class R2, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2022, were as follows:
Amount
Class A	$14,167
Class B	3,811
Class C	4,145
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2022, the fee was $260,072, which equated to 0.0085% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,845,082.
33

Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2022 was equivalent to an annual effective rate of 0.0093% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a net decrease in pension expense of $342 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2022. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $3,084 at February 28, 2022, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2022, this reimbursement amounted to $124,231, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2022, purchases and sales of investments, other than short sales, and short-term obligations, aggregated $1,157,904,923 and $860,368,845, respectively.
34

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/22		Year ended 8/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,538,079	$166,245,367	9,211,619	$393,647,217
Class B	3,851	156,241	11,050	402,439
Class C	249,318	10,079,285	685,105	24,071,525
Class I	7,617,168	381,169,758	11,744,494	537,407,557
Class R1	17,536	685,048	14,117	505,091
Class R2	58,104	2,654,503	116,552	4,749,423
Class R3	190,857	8,718,306	424,323	17,624,848
Class R4	101,725	4,784,604	164,900	6,980,564
Class R6	5,660,877	287,550,003	12,032,991	545,382,832
	17,437,515	$862,043,115	34,405,151	$1,530,771,496
Shares issued to shareholders in reinvestment of distributions
Class A	3,562,980	$167,210,640	724,146	$28,994,825
Class B	45,078	1,798,152	9,268	321,121
Class C	267,931	10,505,565	49,935	1,703,281
Class I	1,818,846	91,233,292	348,791	14,855,003
Class R1	7,733	303,682	1,358	46,383
Class R2	32,394	1,477,502	6,393	249,513
Class R3	116,763	5,462,151	26,846	1,071,678
Class R4	59,453	2,819,255	16,273	657,586
Class R6	2,641,838	132,884,430	556,640	23,768,523
	8,553,016	$413,694,669	1,739,650	$71,667,913
Shares reacquired
Class A	(3,343,611)	$(157,630,306)	(11,122,341)	$(453,678,972)
Class B	(94,339)	(3,777,340)	(188,005)	(6,835,400)
Class C	(446,787)	(17,563,189)	(1,315,610)	(46,164,817)
Class I	(4,447,757)	(220,576,855)	(5,763,622)	(260,966,836)
Class R1	(16,016)	(630,302)	(41,418)	(1,451,025)
Class R2	(76,619)	(3,478,078)	(144,822)	(5,992,608)
Class R3	(270,629)	(12,353,605)	(531,877)	(22,914,796)
Class R4	(118,974)	(5,719,154)	(243,901)	(10,478,244)
Class R6	(3,847,011)	(193,861,199)	(8,303,149)	(380,254,564)
	(12,661,743)	$(615,590,028)	(27,654,745)	$(1,188,737,262)
35

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/22		Year ended 8/31/21
	Shares	Amount	Shares	Amount
Net change
Class A	3,757,448	$175,825,701	(1,186,576)	$(31,036,930)
Class B	(45,410)	(1,822,947)	(167,687)	(6,111,840)
Class C	70,462	3,021,661	(580,570)	(20,390,011)
Class I	4,988,257	251,826,195	6,329,663	291,295,724
Class R1	9,253	358,428	(25,943)	(899,551)
Class R2	13,879	653,927	(21,877)	(993,672)
Class R3	36,991	1,826,852	(80,708)	(4,218,270)
Class R4	42,204	1,884,705	(62,728)	(2,840,094)
Class R6	4,455,704	226,573,234	4,286,482	188,896,791
	13,328,788	$660,147,756	8,490,056	$413,702,147
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2022, the fund’s commitment fee and interest expense were $10,197 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$91,616,920	$546,009,502	$593,950,542	$—	$1	$43,675,881
36

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$22,465	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(9) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(10) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
37

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
38

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 28, 2022
MFS®  Low Volatility Global
Equity Fund
LVO-SEM

MFS® Low Volatility Global
Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
As a result of Russia’s invasion of Ukraine, the danger of wider geopolitical conflict has risen to a level not seen in decades, and this comes as sanctions aimed at countering Russia’s actions are exacerbating already mounting inflation. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve recently raised rates for the first time since 2018 and indicated that it is likely to tighten policy much more over the coming year. Meanwhile, the unsettled geopolitical backdrop and prospect of tighter financial conditions has led to increased volatility.
There are, however, encouraging signs for the markets. The Omicron wave of the coronavirus is receding outside Asia, unemployment is low, and there are signs that some global supply chain bottlenecks are beginning to ease, though events in Ukraine could hamper these advances. Additionally, easier Chinese monetary policy and the record pace of corporate stock buybacks are supportive elements, albeit amid an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and try to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
April 14, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
CLP Holdings Ltd.	2.7%
Roche Holding AG	2.7%
Johnson & Johnson	2.7%
Novo Nordisk A.S., “B”	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
KDDI Corp.	2.6%
Microsoft Corp.	2.3%
McKesson Corp.	2.3%
Adobe Systems, Inc.	2.2%
Alphabet, Inc., “A”	2.1%
GICS equity sectors (g)
Information Technology	16.3%
Health Care	16.1%
Consumer Staples	11.9%
Financials	11.7%
Communication Services	11.7%
Consumer Discretionary	8.0%
Utilities	7.5%
Industrials	6.1%
Real Estate	5.2%
Materials	3.5%
Issuer country weightings (x)
United States	50.7%
Japan	10.6%
Canada	6.5%
Switzerland	5.4%
Hong Kong	4.4%
United Kingdom	2.9%
Germany	2.7%
Denmark	2.7%
Taiwan	2.7%
Other Countries	11.4%
Currency exposure weightings (y)
United States Dollar	53.0%
Japanese Yen	10.6%
Swiss Franc	5.4%
Hong Kong Dollar	5.1%
Euro	5.0%
Canadian Dollar	4.9%
British Pound Sterling	2.9%
Danish Krone	2.7%
Taiwan Dollar	2.7%
Other Currencies	7.7%

2

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2022.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2021 through February 28, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/21	Ending Account Value 2/28/22	Expenses Paid During Period (p) 9/01/21-2/28/22
A	Actual	0.99%	$1,000.00	$970.52	$4.84
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
B	Actual	1.74%	$1,000.00	$967.23	$8.49
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
C	Actual	1.74%	$1,000.00	$967.13	$8.49
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
I	Actual	0.74%	$1,000.00	$971.74	$3.62
	Hypothetical (h)	0.74%	$1,000.00	$1,021.12	$3.71
R1	Actual	1.74%	$1,000.00	$967.43	$8.49
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
R2	Actual	1.24%	$1,000.00	$968.88	$6.05
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21
R3	Actual	0.99%	$1,000.00	$970.56	$4.84
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R4	Actual	0.74%	$1,000.00	$971.74	$3.62
	Hypothetical (h)	0.74%	$1,000.00	$1,021.12	$3.71
R6	Actual	0.66%	$1,000.00	$972.03	$3.23
	Hypothetical (h)	0.66%	$1,000.00	$1,021.52	$3.31
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
2/28/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.1%
Aerospace & Defense – 0.6%
Singapore Technologies Engineering Ltd.	482,000	$ 1,358,147
Automotive – 0.4%
Bridgestone Corp.	24,800	$ 1,024,121
Biotechnology – 0.7%
Vertex Pharmaceuticals, Inc. (a)	7,446	$ 1,712,729
Brokerage & Asset Managers – 0.8%
ASX Ltd.	19,043	$ 1,153,132
IG Group Holdings PLC	80,947	848,634
		$2,001,766
Business Services – 1.9%
Dropbox, Inc. (a)	116,824	$ 2,650,736
Fiserv, Inc. (a)	8,788	858,324
Sohgo Security Services Co. Ltd.	25,200	909,763
		$4,418,823
Cable TV – 0.8%
Charter Communications, Inc., “A” (a)	1,615	$ 971,875
Comcast Corp., “A”	18,496	864,873
		$1,836,748
Computer Software – 4.9%
Adobe Systems, Inc. (a)	11,238	$ 5,255,788
Microsoft Corp.	18,415	5,502,218
Oracle Corp.	12,110	919,996
		$11,678,002
Computer Software - Systems – 4.8%
Constellation Software, Inc.	2,681	$ 4,518,379
Fujitsu Ltd.	14,900	2,181,103
Hitachi Ltd.	28,300	1,395,759
NICE Systems Ltd., ADR (a)	9,193	2,079,916
Venture Corp. Ltd.	94,300	1,219,355
		$11,394,512
Construction – 1.2%
AvalonBay Communities, Inc., REIT	7,951	$ 1,897,029
Otis Worldwide Corp.	12,897	1,010,222
		$2,907,251
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.2%
Colgate-Palmolive Co.	25,116	$ 1,932,676
Kimberly-Clark Corp.	14,769	1,922,186
Procter & Gamble Co.	9,508	1,482,202
		$5,337,064
Electronics – 3.8%
Kyocera Corp.	46,700	$ 2,682,243
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	59,491	6,366,132
		$9,048,375
Food & Beverages – 5.9%
General Mills, Inc.	53,419	$ 3,602,043
J.M. Smucker Co.	8,248	1,111,418
Mondelez International, Inc.	33,468	2,191,485
Nestle S.A.	29,273	3,823,269
PepsiCo, Inc.	20,621	3,376,482
		$14,104,697
Food & Drug Stores – 2.8%
Seven & I Holdings Co. Ltd.	54,700	$ 2,667,353
Sundrug Co. Ltd.	38,600	1,047,554
Tesco PLC	308,320	1,198,439
Wal-Mart Stores, Inc.	13,453	1,818,307
		$6,731,653
General Merchandise – 2.7%
B&M European Value Retail S.A.	310,904	$ 2,524,989
Dollar General Corp.	14,806	2,936,622
Dollarama, Inc.	20,514	1,060,093
		$6,521,704
Insurance – 3.9%
Everest Re Group Ltd.	14,993	$ 4,471,212
Fairfax Financial Holdings Ltd.	3,800	1,842,138
Samsung Fire & Marine Insurance Co. Ltd.	9,686	1,547,922
Zurich Insurance Group AG	3,358	1,543,706
		$9,404,978
Internet – 3.5%
Alphabet, Inc., “A” (a)	1,817	$ 4,907,971
Alphabet, Inc., “C” (a)	379	1,022,474
Gartner, Inc. (a)	8,959	2,512,283
		$8,442,728
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 3.3%
DeNA Co. Ltd.	57,900	$ 891,356
Electronic Arts, Inc.	31,044	4,038,514
Nintendo Co. Ltd.	2,800	1,415,561
SEGA SAMMY Holdings, Inc.	77,100	1,411,576
		$7,757,007
Machinery & Tools – 1.0%
Eaton Corp. PLC	14,883	$ 2,296,298
Major Banks – 5.0%
Bank of Nova Scotia	16,962	$ 1,227,031
BOC Hong Kong Holdings Ltd.	1,065,500	3,826,119
DBS Group Holdings Ltd.	111,100	2,788,454
JPMorgan Chase & Co.	19,679	2,790,482
Royal Bank of Canada	12,318	1,360,154
		$11,992,240
Medical & Health Technology & Services – 2.7%
McKesson Corp.	19,677	$ 5,410,388
Quest Diagnostics, Inc.	7,279	955,514
		$6,365,902
Medical Equipment – 2.1%
Becton, Dickinson and Co.	4,935	$ 1,338,767
Koninklijke Philips N.V.	26,842	913,130
Medtronic PLC	14,083	1,478,574
Terumo Corp.	35,600	1,154,626
		$4,885,097
Metals & Mining – 0.5%
Rio Tinto PLC	14,988	$ 1,164,362
Natural Gas - Distribution – 1.3%
Italgas S.p.A.	494,418	$ 3,203,127
Other Banks & Diversified Financials – 1.9%
China Merchants Bank Co. Ltd.	211,000	$ 1,780,586
U.S. Bancorp	47,581	2,690,230
		$4,470,816
Pharmaceuticals – 10.7%
Eli Lilly & Co.	9,336	$ 2,333,533
Johnson & Johnson	39,019	6,421,357
Merck & Co., Inc.	36,826	2,820,135
Novartis AG	12,301	1,077,595
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Novo Nordisk A.S., “B”	62,238	$ 6,400,202
Roche Holding AG	16,889	6,442,718
		$25,495,540
Pollution Control – 0.9%
Republic Services, Inc.	18,593	$ 2,236,366
Precious Metals & Minerals – 1.8%
Franco-Nevada Corp.	29,202	$ 4,300,470
Railroad & Shipping – 1.1%
Canadian Pacific Railway Ltd.	18,008	$ 1,265,602
Sankyu, Inc.	35,500	1,233,836
		$2,499,438
Real Estate – 4.4%
Extra Space Storage, Inc., REIT	4,978	$ 936,611
Grand City Properties S.A.	119,881	2,625,155
Life Storage, Inc., REIT	19,170	2,426,730
Public Storage, Inc., REIT	6,042	2,145,031
Sun Communities, Inc., REIT	12,699	2,298,519
		$10,432,046
Restaurants – 3.4%
McDonald's Corp.	11,053	$ 2,705,443
Starbucks Corp.	40,384	3,706,847
Yum China Holdings, Inc.	30,890	1,606,898
		$8,019,188
Specialty Chemicals – 1.2%
Symrise AG	23,758	$ 2,837,016
Specialty Stores – 0.9%
AutoZone, Inc. (a)	593	$ 1,104,990
Target Corp.	5,264	1,051,590
		$2,156,580
Telecommunications - Wireless – 5.2%
Advanced Info Service Public Co. Ltd.	628,800	$ 4,406,892
KDDI Corp.	188,500	6,166,602
PLDT, Inc.	50,410	1,768,824
		$12,342,318
Telephone Services – 0.6%
Orange S.A.	114,044	$ 1,382,806
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.9%
British American Tobacco PLC	27,541	$ 1,205,002
Japan Tobacco, Inc.	52,800	975,637
		$2,180,639
Trucking – 1.2%
Knight-Swift Transportation Holdings, Inc.	28,157	$ 1,533,993
United Parcel Service, Inc., “B”	6,138	1,291,558
		$2,825,551
Utilities - Electric Power – 6.1%
American Electric Power Co., Inc.	24,542	$ 2,224,732
CLP Holdings Ltd.	641,000	6,525,165
Duke Energy Corp.	9,318	935,620
E.ON SE	79,315	1,077,677
Evergy, Inc.	17,414	1,086,808
Xcel Energy, Inc.	41,212	2,774,804
		$14,624,806
Total Common Stocks (Identified Cost, $181,678,760)		$ 231,390,911
Preferred Stocks – 0.9%
Computer Software - Systems – 0.9%
Samsung Electronics Co. Ltd. (Identified Cost, $2,414,713)	37,090	$ 2,042,816
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 0.06% (v) (Identified Cost, $609,573)	609,573	$ 609,573

Other Assets, Less Liabilities – 1.7%		4,142,847
Net Assets – 100.0%		$ 238,186,147

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $609,573 and $233,433,727, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 2/28/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $184,093,473)	$233,433,727
Investments in affiliated issuers, at value (identified cost, $609,573)	609,573
Receivables for
Fund shares sold	3,918,896
Dividends	698,863
Other assets	43,093
Total assets	$238,704,152
Liabilities
Payables for
Investments purchased	$3,506
Fund shares reacquired	294,081
Payable to affiliates
Investment adviser	5,967
Administrative services fee	461
Shareholder servicing costs	21,647
Distribution and service fees	1,080
Payable for independent Trustees' compensation	999
Deferred country tax expense payable	126,232
Accrued expenses and other liabilities	64,032
Total liabilities	$518,005
Net assets	$238,186,147
Net assets consist of
Paid-in capital	$187,277,010
Total distributable earnings (loss)	50,909,137
Net assets	$238,186,147
Shares of beneficial interest outstanding	15,628,036
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$24,846,073	1,630,051	$15.24
Class B	458,053	30,328	15.10
Class C	3,047,172	202,084	15.08
Class I	125,096,896	8,203,360	15.25
Class R1	146,630	9,667	15.17
Class R2	146,015	9,578	15.24
Class R3	95,344	6,247	15.26
Class R4	89,345	5,858	15.25
Class R6	84,260,619	5,530,863	15.23

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.17 [100 / 94.25 x $15.24]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 2/28/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$1,978,160
Other	4,248
Income on securities loaned	1,144
Dividends from affiliated issuers	334
Foreign taxes withheld	(100,822)
Total investment income	$1,883,064
Expenses
Management fee	$619,742
Distribution and service fees	50,506
Shareholder servicing costs	62,035
Administrative services fee	20,279
Independent Trustees' compensation	2,507
Custodian fee	29,728
Shareholder communications	7,715
Audit and tax fees	28,864
Legal fees	592
Registration fees	62,365
Miscellaneous	18,347
Total expenses	$902,680
Reduction of expenses by investment adviser	(54,357)
Net expenses	$848,323
Net investment income (loss)	$1,034,741
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $6,198 country tax)	$10,865,351
Foreign currency	(33,925)
Net realized gain (loss)	$10,831,426
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $101,393 increase in deferred country tax)	$(18,107,096)
Translation of assets and liabilities in foreign currencies	(9,048)
Net unrealized gain (loss)	$(18,116,144)
Net realized and unrealized gain (loss)	$(7,284,718)
Change in net assets from operations	$(6,249,977)
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21
Change in net assets
From operations
Net investment income (loss)	$1,034,741	$2,951,227
Net realized gain (loss)	10,831,426	19,921,730
Net unrealized gain (loss)	(18,116,144)	20,604,441
Change in net assets from operations	$(6,249,977)	$43,477,398
Total distributions to shareholders	$(18,718,617)	$(3,422,711)
Change in net assets from fund share transactions	$35,419,960	$(31,397,844)
Total change in net assets	$10,451,366	$8,656,843
Net assets
At beginning of period	227,734,781	219,077,938
At end of period	$238,186,147	$227,734,781
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$17.04	$14.18	$13.92	$13.73	$12.82	$11.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.17	$0.23	$0.25	$0.23	$0.19
Net realized and unrealized gain (loss)	(0.51)	2.90	0.39	0.56	0.92	0.91
Total from investment operations	$(0.45)	$3.07	$0.62	$0.81	$1.15	$1.10
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.21)	$(0.27)	$(0.23)	$(0.24)	$(0.15)
From net realized gain	(1.29)	—	(0.09)	(0.39)	—	—
Total distributions declared to shareholders	$(1.35)	$(0.21)	$(0.36)	$(0.62)	$(0.24)	$(0.15)
Net asset value, end of period (x)	$15.24	$17.04	$14.18	$13.92	$13.73	$12.82
Total return (%) (r)(s)(t)(x)	(2.95)(n)	21.83	4.60	6.38	9.09	9.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04(a)	1.04	1.05	1.05	1.06	1.23
Expenses after expense reductions	0.99(a)	0.99	0.99	0.98	0.97	1.17
Net investment income (loss)	0.69(a)(l)	1.14	1.68	1.86	1.75	1.55
Portfolio turnover	24(n)	36	43	65	41	24
Net assets at end of period (000 omitted)	$24,846	$25,815	$23,494	$19,981	$9,102	$9,215
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$16.90	$14.08	$13.82	$13.63	$12.73	$11.79
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.06	$0.12	$0.14	$0.13	$0.09
Net realized and unrealized gain (loss)	(0.49)	2.86	0.40	0.57	0.91	0.91
Total from investment operations	$(0.50)	$2.92	$0.52	$0.71	$1.04	$1.00
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.10)	$(0.17)	$(0.13)	$(0.14)	$(0.06)
From net realized gain	(1.29)	—	(0.09)	(0.39)	—	—
Total distributions declared to shareholders	$(1.30)	$(0.10)	$(0.26)	$(0.52)	$(0.14)	$(0.06)
Net asset value, end of period (x)	$15.10	$16.90	$14.08	$13.82	$13.63	$12.73
Total return (%) (r)(s)(t)(x)	(3.28)(n)	20.88	3.81	5.60	8.25	8.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.79(a)	1.78	1.80	1.79	1.81	1.98
Expenses after expense reductions	1.74(a)	1.74	1.75	1.74	1.74	1.96
Net investment income (loss)	(0.06)(a)(l)	0.40	0.88	1.03	1.02	0.73
Portfolio turnover	24(n)	36	43	65	41	24
Net assets at end of period (000 omitted)	$458	$475	$410	$410	$380	$350
See Notes to Financial Statements
16

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$16.88	$14.05	$13.80	$13.62	$12.71	$11.78
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$0.06	$0.12	$0.14	$0.13	$0.09
Net realized and unrealized gain (loss)	(0.50)	2.88	0.39	0.57	0.92	0.91
Total from investment operations	$(0.50)	$2.94	$0.51	$0.71	$1.05	$1.00
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.11)	$(0.17)	$(0.14)	$(0.14)	$(0.07)
From net realized gain	(1.29)	—	(0.09)	(0.39)	—	—
Total distributions declared to shareholders	$(1.30)	$(0.11)	$(0.26)	$(0.53)	$(0.14)	$(0.07)
Net asset value, end of period (x)	$15.08	$16.88	$14.05	$13.80	$13.62	$12.71
Total return (%) (r)(s)(t)(x)	(3.29)(n)	21.00	3.77	5.57	8.28	8.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.79(a)	1.79	1.80	1.80	1.81	1.98
Expenses after expense reductions	1.74(a)	1.74	1.75	1.74	1.74	1.96
Net investment income (loss)	(0.06)(a)(l)	0.39	0.90	1.02	1.01	0.76
Portfolio turnover	24(n)	36	43	65	41	24
Net assets at end of period (000 omitted)	$3,047	$3,133	$3,261	$2,876	$1,773	$1,924
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$17.05	$14.18	$13.92	$13.73	$12.82	$11.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.21	$0.26	$0.28	$0.27	$0.23
Net realized and unrealized gain (loss)	(0.50)	2.90	0.39	0.56	0.91	0.90
Total from investment operations	$(0.43)	$3.11	$0.65	$0.84	$1.18	$1.13
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.24)	$(0.30)	$(0.26)	$(0.27)	$(0.18)
From net realized gain	(1.29)	—	(0.09)	(0.39)	—	—
Total distributions declared to shareholders	$(1.37)	$(0.24)	$(0.39)	$(0.65)	$(0.27)	$(0.18)
Net asset value, end of period (x)	$15.25	$17.05	$14.18	$13.92	$13.73	$12.82
Total return (%) (r)(s)(t)(x)	(2.83)(n)	22.21	4.85	6.61	9.34	9.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79(a)	0.79	0.80	0.79	0.81	0.94
Expenses after expense reductions	0.74(a)	0.74	0.75	0.74	0.74	0.90
Net investment income (loss)	0.92(a)(l)	1.38	1.88	2.09	2.03	1.87
Portfolio turnover	24(n)	36	43	65	41	24
Net assets at end of period (000 omitted)	$125,097	$102,723	$106,849	$118,907	$114,259	$97,952
See Notes to Financial Statements
18

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$16.97	$14.13	$13.88	$13.69	$12.78	$11.84
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.06	$0.12	$0.14	$0.14	$0.09
Net realized and unrealized gain (loss)	(0.49)	2.89	0.39	0.58	0.91	0.91
Total from investment operations	$(0.50)	$2.95	$0.51	$0.72	$1.05	$1.00
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.11)	$(0.17)	$(0.14)	$(0.14)	$(0.06)
From net realized gain	(1.29)	—	(0.09)	(0.39)	—	—
Total distributions declared to shareholders	$(1.30)	$(0.11)	$(0.26)	$(0.53)	$(0.14)	$(0.06)
Net asset value, end of period (x)	$15.17	$16.97	$14.13	$13.88	$13.69	$12.78
Total return (%) (r)(s)(t)(x)	(3.26)(n)	20.96	3.74	5.61	8.29	8.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.79(a)	1.78	1.80	1.79	1.81	1.98
Expenses after expense reductions	1.74(a)	1.74	1.75	1.74	1.74	1.96
Net investment income (loss)	(0.06)(a)(l)	0.40	0.90	1.03	1.03	0.75
Portfolio turnover	24(n)	36	43	65	41	24
Net assets at end of period (000 omitted)	$147	$149	$109	$96	$74	$68
See Notes to Financial Statements
19

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$17.04	$14.18	$13.92	$13.73	$12.81	$11.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.15	$0.19	$0.21	$0.20	$0.15
Net realized and unrealized gain (loss)	(0.52)	2.88	0.40	0.57	0.92	0.90
Total from investment operations	$(0.48)	$3.03	$0.59	$0.78	$1.12	$1.05
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.17)	$(0.24)	$(0.20)	$(0.20)	$(0.11)
From net realized gain	(1.29)	—	(0.09)	(0.39)	—	—
Total distributions declared to shareholders	$(1.32)	$(0.17)	$(0.33)	$(0.59)	$(0.20)	$(0.11)
Net asset value, end of period (x)	$15.24	$17.04	$14.18	$13.92	$13.73	$12.81
Total return (%) (r)(s)(t)(x)	(3.11)(n)	21.56	4.33	6.09	8.87	8.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.29(a)	1.28	1.30	1.29	1.31	1.49
Expenses after expense reductions	1.24(a)	1.24	1.25	1.24	1.24	1.47
Net investment income (loss)	0.55(a)(l)	0.94	1.37	1.53	1.52	1.24
Portfolio turnover	24(n)	36	43	65	41	24
Net assets at end of period (000 omitted)	$146	$263	$170	$75	$66	$61
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$17.06	$14.20	$13.94	$13.74	$12.82	$11.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.18	$0.23	$0.24	$0.22	$0.19
Net realized and unrealized gain (loss)	(0.51)	2.89	0.39	0.58	0.93	0.90
Total from investment operations	$(0.45)	$3.07	$0.62	$0.82	$1.15	$1.09
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.21)	$(0.27)	$(0.23)	$(0.23)	$(0.15)
From net realized gain	(1.29)	—	(0.09)	(0.39)	—	—
Total distributions declared to shareholders	$(1.35)	$(0.21)	$(0.36)	$(0.62)	$(0.23)	$(0.15)
Net asset value, end of period (x)	$15.26	$17.06	$14.20	$13.94	$13.74	$12.82
Total return (%) (r)(s)(t)(x)	(2.94)(n)	21.81	4.58	6.42	9.11	9.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04(a)	1.04	1.05	1.04	1.05	1.21
Expenses after expense reductions	0.99(a)	0.99	1.00	0.99	0.99	1.18
Net investment income (loss)	0.68(a)(l)	1.15	1.65	1.78	1.69	1.55
Portfolio turnover	24(n)	36	43	65	41	24
Net assets at end of period (000 omitted)	$95	$98	$79	$71	$67	$151
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$17.05	$14.18	$13.92	$13.73	$12.82	$11.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.21	$0.26	$0.27	$0.27	$0.21
Net realized and unrealized gain (loss)	(0.51)	2.90	0.39	0.57	0.91	0.92
Total from investment operations	$(0.43)	$3.11	$0.65	$0.84	$1.18	$1.13
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.24)	$(0.30)	$(0.26)	$(0.27)	$(0.18)
From net realized gain	(1.29)	—	(0.09)	(0.39)	—	—
Total distributions declared to shareholders	$(1.37)	$(0.24)	$(0.39)	$(0.65)	$(0.27)	$(0.18)
Net asset value, end of period (x)	$15.25	$17.05	$14.18	$13.92	$13.73	$12.82
Total return (%) (r)(s)(t)(x)	(2.83)(n)	22.21	4.85	6.61	9.34	9.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79(a)	0.79	0.81	0.79	0.81	0.98
Expenses after expense reductions	0.74(a)	0.74	0.75	0.74	0.74	0.96
Net investment income (loss)	0.93(a)(l)	1.40	1.89	2.03	2.02	1.74
Portfolio turnover	24(n)	36	43	65	41	24
Net assets at end of period (000 omitted)	$89	$92	$75	$72	$67	$62
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$17.03	$14.17	$13.91	$13.72	$12.81	$11.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.22	$0.27	$0.28	$0.27	$0.21
Net realized and unrealized gain (loss)	(0.50)	2.90	0.40	0.57	0.92	0.92
Total from investment operations	$(0.42)	$3.12	$0.67	$0.85	$1.19	$1.13
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.26)	$(0.32)	$(0.27)	$(0.28)	$(0.18)
From net realized gain	(1.29)	—	(0.09)	(0.39)	—	—
Total distributions declared to shareholders	$(1.38)	$(0.26)	$(0.41)	$(0.66)	$(0.28)	$(0.18)
Net asset value, end of period (x)	$15.23	$17.03	$14.17	$13.91	$13.72	$12.81
Total return (%) (r)(s)(t)(x)	(2.80)(n)	22.25	4.94	6.68	9.42	9.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.71(a)	0.71	0.73	0.72	0.74	0.94
Expenses after expense reductions	0.66(a)	0.67	0.67	0.67	0.67	0.92
Net investment income (loss)	1.02(a)(l)	1.44	2.01	2.11	2.08	1.77
Portfolio turnover	24(n)	36	43	65	41	24
Net assets at end of period (000 omitted)	$84,261	$94,987	$84,631	$76,901	$69,385	$68,569

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Low Volatility Global Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The
24

Notes to Financial Statements (unaudited) - continued
values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2022 in valuing the fund's assets and liabilities:
25

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$115,964,585	$—	$—	$115,964,585
Japan	1,047,554	24,109,536	—	25,157,090
Canada	15,573,867	—	—	15,573,867
Switzerland	12,887,288	—	—	12,887,288
Hong Kong	6,525,165	3,826,119	—	10,351,284
United Kingdom	6,941,426	—	—	6,941,426
Germany	6,539,848	—	—	6,539,848
Denmark	6,400,202	—	—	6,400,202
Taiwan	6,366,132	—	—	6,366,132
Other Countries	13,532,203	13,719,802	—	27,252,005
Mutual Funds	609,573	—	—	609,573
Total	$192,387,843	$41,655,457	$—	$234,043,300
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and
26

Notes to Financial Statements (unaudited) - continued
the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2022, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net
27

Notes to Financial Statements (unaudited) - continued
asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/21
Ordinary income (including any short-term capital gains)	$3,422,711
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/22
Cost of investments	$186,856,224
Gross appreciation	51,300,134
Gross depreciation	(4,113,058)
Net unrealized appreciation (depreciation)	$ 47,187,076
As of 8/31/21
Undistributed ordinary income	375,421
Undistributed long-term capital gain	10,296,568
Other temporary differences	(37,303)
Net unrealized appreciation (depreciation)	65,243,045
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
28

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/22	Year ended 8/31/21
Class A	$2,027,442	$320,694
Class B	36,515	2,976
Class C	249,639	22,960
Class I	8,568,369	1,628,467
Class R1	11,493	904
Class R2	12,006	2,441
Class R3	7,774	1,170
Class R4	7,405	1,303
Class R6	7,797,974	1,441,796
Total	$18,718,617	$3,422,711
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.55%
In excess of $1 billion and up to $2.5 billion	0.525%
In excess of $2.5 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended February 28, 2022, this management fee reduction amounted to $15,486, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2022 was equivalent to an annual effective rate of 0.54% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.68%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2022. For the six months ended February 28, 2022, this reduction amounted to $38,871, which is included in the reduction of total expenses in the Statement of Operations.
29

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,252 for the six months ended February 28, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 31,459
Class B	0.75%	0.25%	1.00%	1.00%	2,334
Class C	0.75%	0.25%	1.00%	1.00%	15,397
Class R1	0.75%	0.25%	1.00%	1.00%	737
Class R2	0.25%	0.25%	0.50%	0.50%	458
Class R3	—	0.25%	0.25%	0.25%	121
Total Distribution and Service Fees					$50,506
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended February 28, 2022.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2022, were as follows:
Amount
Class A	$496
Class B	—
Class C	592
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the
30

Notes to Financial Statements (unaudited) - continued
six months ended February 28, 2022, the fee was $3,587, which equated to 0.0032% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $58,448.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2022 was equivalent to an annual effective rate of 0.0180% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At February 28, 2022, MFS held approximately 57%, 59%, and 92% of the outstanding shares of Class R1, Class R2, and Class R3, respectively, and 100% of the outstanding shares of Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2022, this reimbursement amounted to $4,248, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2022, purchases and sales of investments, other than short-term obligations, aggregated $69,156,883 and $55,168,802, respectively.
31

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/22		Year ended 8/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	102,875	$1,660,051	238,665	$3,677,447
Class B	19	296	63	1,000
Class C	14,311	238,131	39,969	589,206
Class I	2,602,753	40,643,281	1,328,671	20,430,896
Class R1	178	2,874	1,001	14,668
Class R2	298	5,067	3,664	55,033
Class R3	21	321	61	965
Class R6	294,492	4,928,548	1,210,679	18,635,799
	3,014,947	$47,478,569	2,822,773	$43,405,014
Shares issued to shareholders in reinvestment of distributions
Class A	127,633	$2,027,442	21,522	$320,507
Class B	2,319	36,515	201	2,976
Class C	15,885	249,639	1,554	22,794
Class I	454,144	7,214,294	90,681	1,348,772
Class R1	727	11,493	61	904
Class R2	755	12,006	162	2,441
Class R3	489	7,774	78	1,170
Class R4	466	7,405	87	1,303
Class R6	481,047	7,634,976	93,082	1,384,402
	1,083,465	$17,201,544	207,428	$3,085,269
Shares reacquired
Class A	(115,630)	$(1,895,809)	(402,341)	$(6,090,235)
Class B	(135)	(2,152)	(1,256)	(18,832)
Class C	(13,743)	(221,411)	(87,888)	(1,322,033)
Class I	(880,036)	(14,084,868)	(2,926,885)	(44,656,104)
Class R1	(6)	(104)	(5)	(70)
Class R2	(6,892)	(116,988)	(377)	(6,259)
Class R3	(1)	(10)	(1)	(17)
Class R6	(822,875)	(12,938,811)	(1,698,825)	(25,794,577)
	(1,839,318)	$(29,260,153)	(5,117,578)	$(77,888,127)
32

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/22		Year ended 8/31/21
	Shares	Amount	Shares	Amount
Net change
Class A	114,878	$1,791,684	(142,154)	$(2,092,281)
Class B	2,203	34,659	(992)	(14,856)
Class C	16,453	266,359	(46,365)	(710,033)
Class I	2,176,861	33,772,707	(1,507,533)	(22,876,436)
Class R1	899	14,263	1,057	15,502
Class R2	(5,839)	(99,915)	3,449	51,215
Class R3	509	8,085	138	2,118
Class R4	466	7,405	87	1,303
Class R6	(47,336)	(375,287)	(395,064)	(5,774,376)
	2,259,094	$35,419,960	(2,087,377)	$(31,397,844)
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2022, the fund’s commitment fee and interest expense were $395 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$517,066	$38,889,275	$38,796,768	$—	$—	$609,573
33

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$334	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(9) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(10) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
34

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
35

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 28, 2022
MFS®  Low Volatility
Equity Fund
LVU-SEM

MFS® Low Volatility
Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
As a result of Russia’s invasion of Ukraine, the danger of wider geopolitical conflict has risen to a level not seen in decades, and this comes as sanctions aimed at countering Russia’s actions are exacerbating already mounting inflation. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve recently raised rates for the first time since 2018 and indicated that it is likely to tighten policy much more over the coming year. Meanwhile, the unsettled geopolitical backdrop and prospect of tighter financial conditions has led to increased volatility.
There are, however, encouraging signs for the markets. The Omicron wave of the coronavirus is receding outside Asia, unemployment is low, and there are signs that some global supply chain bottlenecks are beginning to ease, though events in Ukraine could hamper these advances. Additionally, easier Chinese monetary policy and the record pace of corporate stock buybacks are supportive elements, albeit amid an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and try to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
April 14, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	3.7%
Alphabet, Inc., “A”	3.6%
Eli Lilly & Co.	3.1%
Johnson & Johnson	2.7%
Accenture PLC, “A”	2.6%
Adobe Systems, Inc.	2.5%
PepsiCo, Inc.	2.2%
Everest Re Group Ltd.	2.1%
Amdocs Ltd.	2.1%
Target Corp.	2.1%
GICS equity sectors (g)
Information Technology	22.2%
Health Care	16.8%
Industrials	12.7%
Consumer Staples	10.9%
Communication Services	10.7%
Utilities	7.3%
Consumer Discretionary	6.8%
Financials	6.7%
Real Estate	3.3%
Materials	2.2%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2022.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2021 through February 28, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/21	Ending Account Value 2/28/22	Expenses Paid During Period (p) 9/01/21-2/28/22
A	Actual	0.89%	$1,000.00	$943.20	$4.29
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
B	Actual	1.64%	$1,000.00	$939.99	$7.89
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
C	Actual	1.64%	$1,000.00	$939.74	$7.89
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
I	Actual	0.64%	$1,000.00	$944.45	$3.09
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R1	Actual	1.64%	$1,000.00	$940.10	$7.89
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
R2	Actual	1.14%	$1,000.00	$941.93	$5.49
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71
R3	Actual	0.89%	$1,000.00	$943.38	$4.29
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
R4	Actual	0.64%	$1,000.00	$944.45	$3.09
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R6	Actual	0.55%	$1,000.00	$944.87	$2.65
	Hypothetical (h)	0.55%	$1,000.00	$1,022.07	$2.76
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
2/28/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 1.3%
CACI International, Inc., “A” (a)	16,076	$ 4,497,904
Honeywell International, Inc.	14,078	2,671,301
		$7,169,205
Business Services – 6.7%
Accenture PLC, “A”	43,396	$ 13,714,004
Amdocs Ltd.	141,618	11,145,337
Fidelity National Information Services, Inc.	27,473	2,616,254
Fiserv, Inc. (a)	26,058	2,545,085
FleetCor Technologies, Inc. (a)	15,132	3,543,914
Verisk Analytics, Inc., “A”	12,241	2,170,819
		$35,735,413
Cable TV – 2.9%
Cable One, Inc.	3,600	$ 5,158,260
Charter Communications, Inc., “A” (a)	11,127	6,696,006
Comcast Corp., “A”	80,612	3,769,417
		$15,623,683
Computer Software – 7.8%
Adobe Systems, Inc. (a)	28,061	$ 13,123,568
Cadence Design Systems, Inc. (a)	18,943	2,868,539
Intuit, Inc.	12,589	5,971,844
Microsoft Corp.	66,293	19,807,685
		$41,771,636
Computer Software - Systems – 1.0%
Apple, Inc.	31,635	$ 5,223,571
Construction – 0.6%
AvalonBay Communities, Inc., REIT	12,770	$ 3,046,794
Consumer Products – 2.7%
Colgate-Palmolive Co.	63,708	$ 4,902,330
Procter & Gamble Co.	60,138	9,374,913
		$14,277,243
Electrical Equipment – 3.2%
AMETEK, Inc.	19,796	$ 2,569,323
Emerson Electric Co.	24,299	2,257,863
Johnson Controls International PLC	69,130	4,490,685
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
TE Connectivity Ltd.	52,833	$ 7,525,004
		$16,842,875
Electronics – 1.4%
Texas Instruments, Inc.	45,317	$ 7,703,437
Food & Beverages – 5.1%
General Mills, Inc.	106,012	$ 7,148,389
Ingredion, Inc.	26,113	2,317,268
J.M. Smucker Co.	18,169	2,448,273
Mondelez International, Inc.	51,306	3,359,517
PepsiCo, Inc.	72,303	11,838,893
		$27,112,340
Food & Drug Stores – 2.5%
Kroger Co.	105,539	$ 4,939,225
Wal-Mart Stores, Inc.	62,923	8,504,673
		$13,443,898
General Merchandise – 0.7%
Costco Wholesale Corp.	6,882	$ 3,573,479
Health Maintenance Organizations – 0.5%
UnitedHealth Group, Inc.	5,174	$ 2,462,151
Insurance – 5.6%
Aon PLC	20,661	$ 6,035,905
Assurant, Inc.	21,200	3,597,852
Chubb Ltd.	29,059	5,917,575
Everest Re Group Ltd.	37,420	11,159,392
MetLife, Inc.	49,337	3,332,714
		$30,043,438
Internet – 5.1%
Alphabet, Inc., “A” (a)	7,132	$ 19,264,530
Alphabet, Inc., “C” (a)	2,958	7,980,152
		$27,244,682
Leisure & Toys – 0.5%
Electronic Arts, Inc.	22,042	$ 2,867,444
Machinery & Tools – 2.2%
Eaton Corp. PLC	60,890	$ 9,394,718
Roper Technologies, Inc.	5,169	2,316,849
		$11,711,567
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.8%
Charles River Laboratories International, Inc. (a)	11,393	$ 3,317,186
McKesson Corp.	22,667	6,232,518
		$9,549,704
Medical Equipment – 5.3%
Abbott Laboratories	18,870	$ 2,276,099
Danaher Corp.	19,542	5,362,520
Medtronic PLC	72,538	7,615,765
STERIS PLC	41,588	9,981,120
Thermo Fisher Scientific, Inc.	5,438	2,958,272
		$28,193,776
Network & Telecom – 0.9%
Motorola Solutions, Inc.	22,880	$ 5,043,438
Other Banks & Diversified Financials – 4.4%
Mastercard, Inc., “A”	27,201	$ 9,814,665
S&P Global, Inc.	7,579	2,847,430
U.S. Bancorp	47,771	2,700,972
Visa, Inc., “A”	37,990	8,210,399
		$23,573,466
Pharmaceuticals – 9.3%
Eli Lilly & Co.	67,189	$ 16,793,891
Johnson & Johnson	86,443	14,225,924
Merck & Co., Inc.	88,873	6,805,894
Pfizer, Inc.	163,161	7,658,777
Zoetis, Inc.	20,987	4,064,133
		$49,548,619
Pollution Control – 4.0%
Republic Services, Inc.	77,156	$ 9,280,324
Waste Connections, Inc.	58,556	7,231,081
Waste Management, Inc.	33,471	4,833,212
		$21,344,617
Precious Metals & Minerals – 1.2%
Newmont Corp.	92,806	$ 6,143,757
Real Estate – 2.7%
Extra Space Storage, Inc., REIT	16,715	$ 3,144,927
Public Storage, Inc., REIT	15,967	5,668,604
STAG Industrial, Inc., REIT	82,885	3,229,200
Sun Communities, Inc., REIT	13,499	2,443,319
		$14,486,050
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 2.0%
McDonald's Corp.	13,940	$ 3,412,094
Starbucks Corp.	76,707	7,040,935
		$10,453,029
Specialty Chemicals – 1.0%
Ashland Global Holdings, Inc.	25,224	$ 2,327,671
Ecolab, Inc.	17,646	3,110,284
		$5,437,955
Specialty Stores – 4.8%
Amazon.com, Inc. (a)	2,733	$ 8,393,754
AutoZone, Inc. (a)	2,061	3,840,447
Home Depot, Inc.	8,093	2,556,012
Target Corp.	55,629	11,113,005
		$25,903,218
Telecommunications - Wireless – 1.6%
T-Mobile US, Inc. (a)	71,350	$ 8,791,034
Telephone Services – 0.5%
Verizon Communications, Inc.	51,131	$ 2,744,201
Trucking – 3.1%
Expeditors International of Washington, Inc.	27,548	$ 2,847,361
J.B. Hunt Transport Services, Inc.	14,350	2,912,046
Landstar System, Inc.	19,615	3,028,752
Old Dominion Freight Line, Inc.	23,920	7,511,598
		$16,299,757
Utilities - Electric Power – 7.2%
American Electric Power Co., Inc.	42,458	$ 3,848,818
DTE Energy Co.	31,312	3,807,226
Duke Energy Corp.	44,477	4,465,936
Evergy, Inc.	46,447	2,898,757
Exelon Corp.	175,807	7,482,346
NextEra Energy, Inc.	90,178	7,058,232
Sempra Energy	23,733	3,422,773
Xcel Energy, Inc.	84,841	5,712,344
		$38,696,432
Total Common Stocks (Identified Cost, $381,291,243)		$532,061,909
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 0.06% (v) (Identified Cost, $1,772,061)	1,772,061	$ 1,772,061

Other Assets, Less Liabilities – 0.1%		571,834
Net Assets – 100.0%		$534,405,804

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,772,061 and $532,061,909, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
9

Financial Statements
Statement of Assets and Liabilities
At 2/28/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $381,291,243)	$532,061,909
Investments in affiliated issuers, at value (identified cost, $1,772,061)	1,772,061
Receivables for
Fund shares sold	688,524
Dividends	769,709
Other assets	52,383
Total assets	$535,344,586
Liabilities
Payables for
Fund shares reacquired	$760,861
Payable to affiliates
Investment adviser	14,218
Administrative services fee	898
Shareholder servicing costs	98,900
Distribution and service fees	7,888
Payable for independent Trustees' compensation	1,807
Accrued expenses and other liabilities	54,210
Total liabilities	$938,782
Net assets	$534,405,804
Net assets consist of
Paid-in capital	$360,144,527
Total distributable earnings (loss)	174,261,277
Net assets	$534,405,804
Shares of beneficial interest outstanding	26,379,369
10

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$162,711,588	8,038,198	$20.24
Class B	2,199,526	109,053	20.17
Class C	29,124,391	1,450,143	20.08
Class I	259,594,194	12,803,121	20.28
Class R1	542,009	26,825	20.21
Class R2	505,322	24,854	20.33
Class R3	702,226	34,567	20.32
Class R4	100,593	4,957	20.29
Class R6	78,925,955	3,887,651	20.30

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $21.47 [100 / 94.25 x $20.24]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
11

Financial Statements
Statement of Operations
Six months ended 2/28/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$4,037,718
Other	1,800
Dividends from affiliated issuers	867
Foreign taxes withheld	(2,556)
Total investment income	$4,037,829
Expenses
Management fee	$1,506,854
Distribution and service fees	384,957
Shareholder servicing costs	256,047
Administrative services fee	45,174
Independent Trustees' compensation	4,758
Custodian fee	18,970
Shareholder communications	22,915
Audit and tax fees	26,404
Legal fees	1,620
Miscellaneous	94,861
Total expenses	$2,362,560
Reduction of expenses by investment adviser and distributor	(80,438)
Net expenses	$2,282,122
Net investment income (loss)	$1,755,707
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$35,738,430
Foreign currency	(15)
Net realized gain (loss)	$35,738,415
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(72,587,928)
Translation of assets and liabilities in foreign currencies	(7)
Net unrealized gain (loss)	$(72,587,935)
Net realized and unrealized gain (loss)	$(36,849,520)
Change in net assets from operations	$(35,093,813)
See Notes to Financial Statements
12

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21
Change in net assets
From operations
Net investment income (loss)	$1,755,707	$5,312,280
Net realized gain (loss)	35,738,415	45,239,789
Net unrealized gain (loss)	(72,587,935)	112,943,592
Change in net assets from operations	$(35,093,813)	$163,495,661
Total distributions to shareholders	$(29,477,281)	$(6,341,771)
Change in net assets from fund share transactions	$(29,604,754)	$(240,280,530)
Total change in net assets	$(94,175,848)	$(83,126,640)
Net assets
At beginning of period	628,581,652	711,708,292
At end of period	$534,405,804	$628,581,652
See Notes to Financial Statements
13

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$22.51	$17.32	$16.28	$15.05	$13.77	$12.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.14	$0.18	$0.18	$0.18	$0.16
Net realized and unrealized gain (loss)	(1.26)	5.22	1.04	1.68	1.47	1.23
Total from investment operations	$(1.21)	$5.36	$1.22	$1.86	$1.65	$1.39
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.17)	$(0.16)	$(0.17)	$(0.18)	$(0.15)
From net realized gain	(1.01)	—	(0.02)	(0.46)	(0.19)	(0.03)
Total distributions declared to shareholders	$(1.06)	$(0.17)	$(0.18)	$(0.63)	$(0.37)	$(0.18)
Net asset value, end of period (x)	$20.24	$22.51	$17.32	$16.28	$15.05	$13.77
Total return (%) (r)(s)(t)(x)	(5.68)(n)	31.16	7.64	13.23	12.14	11.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.92(a)	0.92	0.92	1.05	1.16	1.33
Expenses after expense reductions	0.89(a)	0.89	0.89	0.89	0.88	1.16
Net investment income (loss)	0.45(a)(l)	0.71	1.11	1.22	1.25	1.19
Portfolio turnover	20(n)	20	34	28	30	36
Net assets at end of period (000 omitted)	$162,712	$171,216	$135,199	$85,022	$41,177	$39,568
See Notes to Financial Statements
14

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$22.46	$17.29	$16.25	$15.02	$13.74	$12.53
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.01)	$0.06	$0.07	$0.07	$0.06
Net realized and unrealized gain (loss)	(1.25)	5.22	1.03	1.68	1.47	1.23
Total from investment operations	$(1.28)	$5.21	$1.09	$1.75	$1.54	$1.29
Less distributions declared to shareholders
From net investment income	$—	$(0.04)	$(0.03)	$(0.06)	$(0.07)	$(0.05)
From net realized gain	(1.01)	—	(0.02)	(0.46)	(0.19)	(0.03)
Total distributions declared to shareholders	$(1.01)	$(0.04)	$(0.05)	$(0.52)	$(0.26)	$(0.08)
Net asset value, end of period (x)	$20.17	$22.46	$17.29	$16.25	$15.02	$13.74
Total return (%) (r)(s)(t)(x)	(6.00)(n)	30.19	6.77	12.41	11.32	10.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.67(a)	1.67	1.67	1.81	1.91	2.08
Expenses after expense reductions	1.64(a)	1.64	1.64	1.64	1.64	1.92
Net investment income (loss)	(0.30)(a)(l)	(0.04)	0.35	0.48	0.50	0.43
Portfolio turnover	20(n)	20	34	28	30	36
Net assets at end of period (000 omitted)	$2,200	$2,511	$2,198	$2,558	$2,211	$2,081
See Notes to Financial Statements
15

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$22.37	$17.22	$16.20	$14.98	$13.70	$12.50
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.01)	$0.06	$0.07	$0.07	$0.06
Net realized and unrealized gain (loss)	(1.25)	5.20	1.03	1.67	1.48	1.23
Total from investment operations	$(1.28)	$5.19	$1.09	$1.74	$1.55	$1.29
Less distributions declared to shareholders
From net investment income	$—	$(0.04)	$(0.05)	$(0.06)	$(0.08)	$(0.06)
From net realized gain	(1.01)	—	(0.02)	(0.46)	(0.19)	(0.03)
Total distributions declared to shareholders	$(1.01)	$(0.04)	$(0.07)	$(0.52)	$(0.27)	$(0.09)
Net asset value, end of period (x)	$20.08	$22.37	$17.22	$16.20	$14.98	$13.70
Total return (%) (r)(s)(t)(x)	(6.03)(n)	30.20	6.75	12.40	11.36	10.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.67(a)	1.67	1.67	1.81	1.91	2.08
Expenses after expense reductions	1.64(a)	1.64	1.64	1.64	1.64	1.92
Net investment income (loss)	(0.30)(a)(l)	(0.03)	0.35	0.47	0.50	0.43
Portfolio turnover	20(n)	20	34	28	30	36
Net assets at end of period (000 omitted)	$29,124	$32,839	$29,429	$21,859	$13,942	$12,422
See Notes to Financial Statements
16

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$22.55	$17.34	$16.31	$15.07	$13.78	$12.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.19	$0.22	$0.23	$0.21	$0.19
Net realized and unrealized gain (loss)	(1.26)	5.23	1.03	1.68	1.49	1.23
Total from investment operations	$(1.18)	$5.42	$1.25	$1.91	$1.70	$1.42
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.21)	$(0.20)	$(0.21)	$(0.22)	$(0.18)
From net realized gain	(1.01)	—	(0.02)	(0.46)	(0.19)	(0.03)
Total distributions declared to shareholders	$(1.09)	$(0.21)	$(0.22)	$(0.67)	$(0.41)	$(0.21)
Net asset value, end of period (x)	$20.28	$22.55	$17.34	$16.31	$15.07	$13.78
Total return (%) (r)(s)(t)(x)	(5.56)(n)	31.55	7.82	13.55	12.49	11.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.67(a)	0.67	0.67	0.78	0.91	1.07
Expenses after expense reductions	0.64(a)	0.64	0.64	0.64	0.64	0.92
Net investment income (loss)	0.70(a)(l)	0.99	1.35	1.46	1.50	1.47
Portfolio turnover	20(n)	20	34	28	30	36
Net assets at end of period (000 omitted)	$259,594	$335,165	$464,428	$246,245	$30,751	$21,814
See Notes to Financial Statements
17

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$22.50	$17.33	$16.29	$15.06	$13.77	$12.57
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.01)	$0.05	$0.07	$0.07	$0.05
Net realized and unrealized gain (loss)	(1.25)	5.23	1.05	1.68	1.48	1.24
Total from investment operations	$(1.28)	$5.22	$1.10	$1.75	$1.55	$1.29
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$(0.04)	$(0.06)	$(0.07)	$(0.06)
From net realized gain	(1.01)	—	(0.02)	(0.46)	(0.19)	(0.03)
Total distributions declared to shareholders	$(1.01)	$(0.05)	$(0.06)	$(0.52)	$(0.26)	$(0.09)
Net asset value, end of period (x)	$20.21	$22.50	$17.33	$16.29	$15.06	$13.77
Total return (%) (r)(s)(t)(x)	(5.99)(n)	30.18	6.79	12.37	11.36	10.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.67(a)	1.67	1.67	1.81	1.91	2.07
Expenses after expense reductions	1.64(a)	1.64	1.64	1.64	1.64	1.91
Net investment income (loss)	(0.31)(a)(l)	(0.07)	0.34	0.48	0.49	0.41
Portfolio turnover	20(n)	20	34	28	30	36
Net assets at end of period (000 omitted)	$542	$683	$340	$164	$136	$108
See Notes to Financial Statements
18

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$22.61	$17.39	$16.36	$15.12	$13.83	$12.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.09	$0.14	$0.15	$0.14	$0.12
Net realized and unrealized gain (loss)	(1.26)	5.25	1.04	1.68	1.49	1.25
Total from investment operations	$(1.24)	$5.34	$1.18	$1.83	$1.63	$1.37
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.12)	$(0.13)	$(0.13)	$(0.15)	$(0.12)
From net realized gain	(1.01)	—	(0.02)	(0.46)	(0.19)	(0.03)
Total distributions declared to shareholders	$(1.04)	$(0.12)	$(0.15)	$(0.59)	$(0.34)	$(0.15)
Net asset value, end of period (x)	$20.33	$22.61	$17.39	$16.36	$15.12	$13.83
Total return (%) (r)(s)(t)(x)	(5.81)(n)	30.88	7.29	12.94	11.93	10.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.17(a)	1.17	1.17	1.30	1.42	1.58
Expenses after expense reductions	1.14(a)	1.14	1.14	1.14	1.14	1.42
Net investment income (loss)	0.19(a)(l)	0.45	0.86	0.98	1.01	0.91
Portfolio turnover	20(n)	20	34	28	30	36
Net assets at end of period (000 omitted)	$505	$742	$531	$368	$156	$74
See Notes to Financial Statements
19

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$22.59	$17.38	$16.34	$15.10	$13.81	$12.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.14	$0.18	$0.19	$0.18	$0.15
Net realized and unrealized gain (loss)	(1.26)	5.24	1.05	1.68	1.48	1.25
Total from investment operations	$(1.21)	$5.38	$1.23	$1.87	$1.66	$1.40
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.17)	$(0.17)	$(0.17)	$(0.18)	$(0.15)
From net realized gain	(1.01)	—	(0.02)	(0.46)	(0.19)	(0.03)
Total distributions declared to shareholders	$(1.06)	$(0.17)	$(0.19)	$(0.63)	$(0.37)	$(0.18)
Net asset value, end of period (x)	$20.32	$22.59	$17.38	$16.34	$15.10	$13.81
Total return (%) (r)(s)(t)(x)	(5.66)(n)	31.17	7.65	13.24	12.18	11.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.92(a)	0.92	0.93	1.05	1.16	1.33
Expenses after expense reductions	0.89(a)	0.89	0.89	0.89	0.89	1.17
Net investment income (loss)	0.46(a)(l)	0.70	1.15	1.22	1.25	1.18
Portfolio turnover	20(n)	20	34	28	30	36
Net assets at end of period (000 omitted)	$702	$786	$573	$100	$67	$59
See Notes to Financial Statements
20

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$22.56	$17.36	$16.32	$15.08	$13.79	$12.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.18	$0.22	$0.22	$0.21	$0.19
Net realized and unrealized gain (loss)	(1.26)	5.23	1.04	1.69	1.49	1.23
Total from investment operations	$(1.18)	$5.41	$1.26	$1.91	$1.70	$1.42
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.21)	$(0.20)	$(0.21)	$(0.22)	$(0.18)
From net realized gain	(1.01)	—	(0.02)	(0.46)	(0.19)	(0.03)
Total distributions declared to shareholders	$(1.09)	$(0.21)	$(0.22)	$(0.67)	$(0.41)	$(0.21)
Net asset value, end of period (x)	$20.29	$22.56	$17.36	$16.32	$15.08	$13.79
Total return (%) (r)(s)(t)(x)	(5.56)(n)	31.47	7.87	13.53	12.48	11.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.67(a)	0.66	0.67	0.81	0.91	1.08
Expenses after expense reductions	0.64(a)	0.64	0.64	0.64	0.64	0.92
Net investment income (loss)	0.70(a)(l)	0.96	1.35	1.48	1.50	1.42
Portfolio turnover	20(n)	20	34	28	30	36
Net assets at end of period (000 omitted)	$101	$107	$81	$75	$66	$59
See Notes to Financial Statements
21

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$22.57	$17.37	$16.32	$15.09	$13.80	$12.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.20	$0.23	$0.23	$0.23	$0.18
Net realized and unrealized gain (loss)	(1.26)	5.23	1.05	1.68	1.48	1.27
Total from investment operations	$(1.17)	$5.43	$1.28	$1.91	$1.71	$1.45
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.23)	$(0.21)	$(0.22)	$(0.23)	$(0.20)
From net realized gain	(1.01)	—	(0.02)	(0.46)	(0.19)	(0.03)
Total distributions declared to shareholders	$(1.10)	$(0.23)	$(0.23)	$(0.68)	$(0.42)	$(0.23)
Net asset value, end of period (x)	$20.30	$22.57	$17.37	$16.32	$15.09	$13.80
Total return (%) (r)(s)(t)(x)	(5.51)(n)	31.57	8.02	13.56	12.57	11.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.58(a)	0.58	0.59	0.71	0.82	0.97
Expenses after expense reductions	0.55(a)	0.55	0.56	0.56	0.54	0.78
Net investment income (loss)	0.79(a)(l)	1.06	1.45	1.53	1.60	1.38
Portfolio turnover	20(n)	20	34	28	30	36
Net assets at end of period (000 omitted)	$78,926	$84,532	$78,929	$31,283	$8,632	$6,515

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(l)	The net investment income ratio does not vary by the class specific expense differential because of the timing of sales of fund shares and the allocation of fund level income at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
22

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Low Volatility Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the
23

Notes to Financial Statements (unaudited) - continued
adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$532,061,909	$—	$—	$532,061,909
Mutual Funds	1,772,061	—	—	1,772,061
Total	$533,833,970	$—	$—	$533,833,970
For further information regarding security characteristics, see the Portfolio of Investments.
24

Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
25

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/21
Ordinary income (including any short-term capital gains)	$6,341,771
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/22
Cost of investments	$387,186,047
Gross appreciation	151,167,858
Gross depreciation	(4,519,935)
Net unrealized appreciation (depreciation)	$146,647,923
As of 8/31/21
Undistributed ordinary income	418,493
Undistributed long-term capital gain	19,034,760
Other temporary differences	7
Net unrealized appreciation (depreciation)	219,379,111
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/22	Year ended 8/31/21
Class A	$8,193,614	$1,273,579
Class B	112,446	4,711
Class C	1,444,870	67,219
Class I	15,543,537	4,015,188
Class R1	29,927	1,078
Class R2	35,914	3,771
Class R3	35,889	5,668
Class R4	5,168	1,005
Class R6	4,075,916	969,552
Total	$29,477,281	$6,341,771
26

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended February 28, 2022, this management fee reduction amounted to $41,403, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2022 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.57%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2022. For the six months ended February 28, 2022, this reduction amounted to $39,003, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $26,496 for the six months ended February 28, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
27

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 210,649
Class B	0.75%	0.25%	1.00%	1.00%	12,045
Class C	0.75%	0.25%	1.00%	1.00%	156,401
Class R1	0.75%	0.25%	1.00%	1.00%	3,179
Class R2	0.25%	0.25%	0.50%	0.50%	1,740
Class R3	—	0.25%	0.25%	0.25%	943
Total Distribution and Service Fees					$384,957
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2022, this rebate amounted to $26 and $6 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2022, were as follows:
Amount
Class A	$198
Class B	519
Class C	715
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2022, the fee was $12,275, which equated to 0.0041% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $243,772.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these
28

Notes to Financial Statements (unaudited) - continued
services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2022 was equivalent to an annual effective rate of 0.0150% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At February 28, 2022, MFS held 100% of the outstanding shares of Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2022, this reimbursement amounted to $1,800, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2022, purchases and sales of investments, other than short-term obligations, aggregated $116,714,268 and $172,281,929, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/22		Year ended 8/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	783,638	$17,011,796	1,446,349	$28,293,888
Class B	—	—	780	14,181
Class C	54,812	1,189,573	149,260	2,862,645
Class I	3,121,884	67,465,418	7,366,451	140,374,827
Class R1	1,648	34,460	16,023	299,834
Class R2	2,511	55,563	2,305	45,945
Class R3	1,955	44,079	2,690	53,266
Class R4	—	—	7	123
Class R6	397,129	8,540,330	888,166	16,652,858
	4,363,577	$94,341,219	9,872,031	$188,597,567
29

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/22		Year ended 8/31/21
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	376,146	$8,186,925	69,426	$1,272,856
Class B	5,179	112,446	263	4,711
Class C	66,811	1,444,445	3,757	67,173
Class I	489,938	10,675,179	222,072	4,012,372
Class R1	1,376	29,927	60	1,078
Class R2	1,643	35,914	205	3,771
Class R3	1,644	35,889	307	5,668
Class R4	228	4,996	55	1,005
Class R6	183,567	4,003,424	51,135	939,815
	1,126,532	$24,529,145	347,280	$6,308,449
Shares reacquired
Class A	(727,633)	$(15,681,893)	(1,715,939)	$(32,744,101)
Class B	(7,918)	(166,575)	(16,332)	(302,187)
Class C	(139,283)	(2,989,066)	(393,734)	(7,379,328)
Class I	(5,674,901)	(119,655,431)	(19,501,281)	(361,829,953)
Class R1	(6,559)	(135,178)	(5,334)	(102,212)
Class R2	(12,145)	(252,852)	(209)	(4,462)
Class R3	(3,826)	(85,016)	(1,200)	(23,867)
Class R6	(438,108)	(9,509,107)	(1,739,204)	(32,800,436)
	(7,010,373)	$(148,475,118)	(23,373,233)	$(435,186,546)
Net change
Class A	432,151	$9,516,828	(200,164)	$(3,177,357)
Class B	(2,739)	(54,129)	(15,289)	(283,295)
Class C	(17,660)	(355,048)	(240,717)	(4,449,510)
Class I	(2,063,079)	(41,514,834)	(11,912,758)	(217,442,754)
Class R1	(3,535)	(70,791)	10,749	198,700
Class R2	(7,991)	(161,375)	2,301	45,254
Class R3	(227)	(5,048)	1,797	35,067
Class R4	228	4,996	62	1,128
Class R6	142,588	3,034,647	(799,903)	(15,207,763)
	(1,520,264)	$(29,604,754)	(13,153,922)	$(240,280,530)
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
30

Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2022, the fund’s commitment fee and interest expense were $1,034 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,858,031	$63,230,076	$68,316,046	$—	$—	$1,772,061

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$867	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(9) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the
31

Notes to Financial Statements (unaudited) - continued
United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(10) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
32

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
33

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 28, 2022
MFS®  New Discovery Fund
NDF-SEM

MFS® New Discovery Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
As a result of Russia’s invasion of Ukraine, the danger of wider geopolitical conflict has risen to a level not seen in decades, and this comes as sanctions aimed at countering Russia’s actions are exacerbating already mounting inflation. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve recently raised rates for the first time since 2018 and indicated that it is likely to tighten policy much more over the coming year. Meanwhile, the unsettled geopolitical backdrop and prospect of tighter financial conditions has led to increased volatility.
There are, however, encouraging signs for the markets. The Omicron wave of the coronavirus is receding outside Asia, unemployment is low, and there are signs that some global supply chain bottlenecks are beginning to ease, though events in Ukraine could hamper these advances. Additionally, easier Chinese monetary policy and the record pace of corporate stock buybacks are supportive elements, albeit amid an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and try to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
April 14, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
CACI International, Inc., “A”	2.3%
Leslie's, Inc.	2.2%
AZEK Co., Inc.	2.0%
Sensata Technologies Holding PLC	1.9%
Element Solutions, Inc.	1.9%
Rapid7, Inc.	1.8%
ExlService Holdings, Inc.	1.8%
Skechers USA, Inc., “A”	1.8%
Q2 Holdings, Inc.	1.8%
WNS (Holdings) Ltd., ADR	1.8%
GICS equity sectors (g)
Information Technology	29.4%
Industrials	18.7%
Health Care	14.8%
Consumer Discretionary	11.8%
Financials	9.4%
Materials	4.9%
Real Estate	3.2%
Communication Services	2.5%
Consumer Staples	1.3%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2022.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2021 through February 28, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/21	Ending Account Value 2/28/22	Expenses Paid During Period (p) 9/01/21-2/28/22
A	Actual	1.21%	$1,000.00	$771.78	$5.32
	Hypothetical (h)	1.21%	$1,000.00	$1,018.79	$6.06
B	Actual	1.96%	$1,000.00	$769.00	$8.60
	Hypothetical (h)	1.96%	$1,000.00	$1,015.08	$9.79
C	Actual	1.96%	$1,000.00	$768.68	$8.60
	Hypothetical (h)	1.96%	$1,000.00	$1,015.08	$9.79
I	Actual	0.96%	$1,000.00	$772.91	$4.22
	Hypothetical (h)	0.96%	$1,000.00	$1,020.03	$4.81
R1	Actual	1.96%	$1,000.00	$768.94	$8.60
	Hypothetical (h)	1.96%	$1,000.00	$1,015.08	$9.79
R2	Actual	1.46%	$1,000.00	$770.86	$6.41
	Hypothetical (h)	1.46%	$1,000.00	$1,017.55	$7.30
R3	Actual	1.21%	$1,000.00	$771.86	$5.32
	Hypothetical (h)	1.21%	$1,000.00	$1,018.79	$6.06
R4	Actual	0.96%	$1,000.00	$772.71	$4.22
	Hypothetical (h)	0.96%	$1,000.00	$1,020.03	$4.81
R6	Actual	0.86%	$1,000.00	$773.09	$3.78
	Hypothetical (h)	0.86%	$1,000.00	$1,020.53	$4.31
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
2/28/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.0%
Aerospace & Defense – 2.3%
CACI International, Inc., “A” (a)	228,755	$ 64,003,361
Airlines – 1.6%
JetBlue Airways Corp. (a)	3,007,107	$ 45,918,524
Apparel Manufacturers – 2.3%
Allbirds, Inc., “A” (a)(l)	780,566	$ 6,150,860
On Holding AG (a)	320,192	7,796,675
Skechers USA, Inc., “A” (a)	1,113,419	51,195,006
		$65,142,541
Automotive – 2.1%
Methode Electronics, Inc.	606,984	$ 27,702,750
Visteon Corp. (a)	269,178	32,347,120
		$60,049,870
Biotechnology – 4.0%
Abcam PLC (a)	1,384,373	$ 23,028,498
Adaptive Biotechnologies Corp. (a)	560,901	8,093,802
AlloVir, Inc. (a)	533,582	4,802,238
BioAtla, Inc. (a)	339,507	2,200,005
BioXcel Therapeutics, Inc. (a)	290,670	5,322,168
Immunocore Holdings PLC, ADR (a)	233,584	5,162,206
Lyell Immunopharma, Inc. (a)	676,627	4,898,780
MaxCyte, Inc. (a)	1,288,896	8,970,716
Neurocrine Biosciences, Inc. (a)	149,559	13,440,867
Olink Holding AB (a)	331,902	5,672,205
Oxford Nanopore Technologies PLC (a)	810,747	4,997,602
Prelude Therapeutics, Inc. (a)	327,699	2,893,582
Recursion Pharmaceuticals, Inc. (a)	919,677	10,070,463
Sana Biotechnology, Inc. (a)	522,248	3,373,722
Twist Bioscience Corp. (a)	192,241	10,753,962
		$113,680,816
Brokerage & Asset Managers – 4.5%
Focus Financial Partners, “A” (a)	714,131	$ 35,735,115
GCM Grosvenor, Inc. (l)	853,809	8,529,552
GCM Grosvenor, Inc. (PIPE) (a)	1,262,527	12,612,645
Hamilton Lane, Inc., “A”	554,629	43,316,525
WisdomTree Investments, Inc.	4,691,376	26,412,447
		$126,606,284
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – 12.8%
Endava PLC, ADR (a)	185,459	$ 24,699,430
EVO Payments, Inc., “A” (a)	1,984,478	47,845,765
ExlService Holdings, Inc. (a)	425,726	51,423,443
Keywords Studios PLC	1,119,468	36,252,649
LegalZoom.com, Inc. (a)	1,297,451	20,253,210
Payoneer Global, Inc. (a)	3,950,468	19,041,256
Remitly Global, Inc. (a)	2,211,340	24,214,173
TaskUs, Inc., “A” (a)	1,088,736	31,268,498
Thoughtworks Holding, Inc. (a)	1,595,900	36,482,274
TriNet Group, Inc. (a)	223,431	19,507,761
WNS (Holdings) Ltd., ADR (a)	612,077	50,575,922
		$361,564,381
Chemicals – 3.2%
Element Solutions, Inc.	2,184,900	$ 53,704,842
Ingevity Corp. (a)	540,329	36,866,648
		$90,571,490
Computer Software – 9.8%
Alkami Technology, Inc. (a)	1,620,458	$ 25,538,418
Avalara, Inc. (a)	215,439	22,386,267
Definitive Healthcare Corp. (a)	586,759	13,565,868
DoubleVerify Holdings, Inc. (a)	959,433	26,528,322
Everbridge, Inc. (a)	496,732	19,630,849
Expensify, Inc., “A” (a)	525,814	10,779,187
nCino, Inc. (a)	408,022	18,740,450
Open Lending Corp., “A” (a)	1,832,841	38,178,078
Pagerduty, Inc. (a)	423,682	14,328,925
Paycor HCM, Inc. (a)	1,674,901	47,014,471
Paylocity Holding Corp. (a)	81,386	17,289,642
Procore Technologies, Inc. (a)	343,653	22,402,739
		$276,383,216
Computer Software - Systems – 5.5%
Five9, Inc. (a)	220,722	$ 24,279,420
Nuvei Corp. (a)	520,178	28,240,464
Q2 Holdings, Inc. (a)	781,272	50,821,744
Rapid7, Inc. (a)	504,114	52,155,634
		$155,497,262
Construction – 2.5%
AZEK Co., Inc. (a)	1,885,267	$ 55,596,524
Trex Co., Inc. (a)	156,354	14,359,551
		$69,956,075
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 2.7%
Boyd Group Services, Inc.	146,887	$ 19,175,852
Bright Horizons Family Solutions, Inc. (a)	176,750	23,090,620
European Wax Center, Inc., “A” (a)	563,489	14,013,971
F45 Training Holdings, Inc. (a)	1,326,660	20,404,031
		$76,684,474
Electrical Equipment – 3.8%
Advanced Drainage Systems, Inc.	273,096	$ 31,875,765
Littlefuse, Inc.	76,187	19,672,245
Sensata Technologies Holding PLC (a)	935,170	54,155,695
		$105,703,705
Electronics – 1.6%
Advanced Energy Industries, Inc.	528,538	$ 45,374,987
Energy - Renewables – 0.9%
Shoals Technologies Group, Inc. (a)	1,509,800	$ 23,869,938
Entertainment – 2.0%
Manchester United PLC, “A”	2,243,774	$ 30,178,761
Vivid Seats, Inc., “A”	2,260,643	26,404,310
		$56,583,071
Food & Beverages – 1.3%
Duckhorn Portfolio, Inc. (a)	1,218,856	$ 23,913,954
Oatly Group AB, ADR (a)	2,066,025	13,945,669
		$37,859,623
Gaming & Lodging – 1.6%
Genius Sports Ltd. (a)	2,578,078	$ 14,566,141
Penn National Gaming, Inc. (a)	594,870	30,546,574
		$45,112,715
Leisure & Toys – 2.4%
Corsair Gaming, Inc. (a)(l)	852,966	$ 19,686,455
Malibu Boats, Inc., “A” (a)	668,077	46,544,925
		$66,231,380
Machinery & Tools – 2.1%
Hydrofarm Holdings Group, Inc. (a)	1,054,122	$ 21,345,970
Ritchie Bros. Auctioneers, Inc.	716,486	37,529,537
		$58,875,507
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 4.1%
Certara, Inc. (a)	1,512,388	$ 38,323,912
Guardant Health, Inc. (a)	133,553	8,850,557
HealthEquity, Inc. (a)	503,178	27,025,690
Syneos Health, Inc. (a)	519,723	41,162,062
		$115,362,221
Medical Equipment – 4.3%
Gerresheimer AG	437,126	$ 31,613,217
Maravai Lifesciences Holdings, Inc., “A” (a)	730,189	28,528,484
Nevro Corp. (a)	225,091	16,139,025
OptiNose, Inc. (a)(l)	1,188,905	3,483,492
Outset Medical, Inc. (a)	324,853	14,283,786
PROCEPT BioRobotics Corp. (a)	630,226	15,743,045
Silk Road Medical, Inc. (a)	266,473	9,894,143
		$119,685,192
Other Banks & Diversified Financials – 3.5%
First Interstate BancSystem, Inc.	901,861	$ 36,615,557
Prosperity Bancshares, Inc.	492,281	36,655,243
United Community Bank, Inc.	685,233	26,491,108
		$99,761,908
Pharmaceuticals – 1.8%
Annexon, Inc. (a)	495,468	$ 2,405,497
Collegium Pharmaceutical, Inc. (a)	519,893	10,122,317
Harmony Biosciences Holdings (a)	395,767	15,814,849
SpringWorks Therapeutics, Inc. (a)	265,143	15,004,443
Turning Point Therapeutics, Inc. (a)	250,379	7,926,999
		$51,274,105
Pollution Control – 0.9%
GFL Environmental, Inc.	873,718	$ 25,556,251
Real Estate – 3.2%
Big Yellow Group PLC, REIT	1,051,190	$ 19,953,931
Innovative Industrial Properties, Inc., REIT	131,887	24,855,424
STAG Industrial, Inc., REIT	1,184,306	46,140,562
		$90,949,917
Specialty Chemicals – 1.7%
Axalta Coating Systems Ltd. (a)	1,769,195	$ 47,839,033
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 4.8%
ACV Auctions, Inc. (a)	2,620,125	$ 34,559,449
Leslie's, Inc. (a)	2,883,120	61,439,287
Petco Health & Wellness Co., Inc. (a)	1,583,469	27,742,377
Vroom, Inc. (a)	1,668,015	10,141,531
		$133,882,644
Trucking – 2.7%
CryoPort, Inc. (a)	514,203	$ 17,652,589
Knight-Swift Transportation Holdings, Inc.	785,839	42,812,509
Schneider National, Inc.	636,094	16,614,775
		$77,079,873
Total Common Stocks (Identified Cost, $2,834,710,862)		$2,707,060,364
Investment Companies (h) – 3.6%
Money Market Funds – 3.6%
MFS Institutional Money Market Portfolio, 0.06% (v) (Identified Cost, $101,864,100)	101,868,651	$ 101,868,650
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.06% (j) (Identified Cost, $3,482,704)	3,482,704	$ 3,482,704

Other Assets, Less Liabilities – 0.2%		6,790,199
Net Assets – 100.0%		$2,819,201,917

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $101,868,650 and $2,710,543,068, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
See Notes to Financial Statements
9

Financial Statements
Statement of Assets and Liabilities
At 2/28/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $4,870,644 of securities on loan (identified cost, $2,838,193,566)	$2,710,543,068
Investments in affiliated issuers, at value (identified cost, $101,864,100)	101,868,650
Foreign currency, at value (identified cost, $2,652,368)	2,652,369
Receivables for
Investments sold	11,468,171
Fund shares sold	8,090,217
Interest and dividends	1,422,056
Other assets	62,545
Total assets	$2,836,107,076
Liabilities
Payables for
Investments purchased	$8,073,740
Fund shares reacquired	4,432,558
Collateral for securities loaned, at value (c)	3,482,704
Payable to affiliates
Investment adviser	247,246
Administrative services fee	4,192
Shareholder servicing costs	487,344
Distribution and service fees	34,549
Payable for independent Trustees' compensation	8,282
Accrued expenses and other liabilities	134,544
Total liabilities	$16,905,159
Net assets	$2,819,201,917
Net assets consist of
Paid-in capital	$2,943,052,082
Total distributable earnings (loss)	(123,850,165)
Net assets	$2,819,201,917
Shares of beneficial interest outstanding	101,146,189

(c)	Non-cash collateral is not included.
10

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$900,846,344	35,890,718	$25.10
Class B	10,134,842	662,536	15.30
Class C	38,441,519	2,500,627	15.37
Class I	467,160,832	15,344,716	30.44
Class R1	4,065,728	270,747	15.02
Class R2	23,281,541	1,058,737	21.99
Class R3	131,980,535	5,271,352	25.04
Class R4	21,918,953	785,601	27.90
Class R6	1,221,371,623	39,361,155	31.03

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $26.63 [100 / 94.25 x $25.10]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
11

Financial Statements
Statement of Operations
Six months ended 2/28/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$6,486,324
Other	282,873
Income on securities loaned	130,088
Dividends from affiliated issuers	31,068
Foreign taxes withheld	(115,035)
Total investment income	$6,815,318
Expenses
Management fee	$12,825,621
Distribution and service fees	1,929,217
Shareholder servicing costs	1,157,048
Administrative services fee	211,858
Independent Trustees' compensation	20,525
Custodian fee	72,144
Shareholder communications	98,980
Audit and tax fees	30,160
Legal fees	7,816
Miscellaneous	148,296
Total expenses	$16,501,665
Reduction of expenses by investment adviser and distributor	(215,318)
Net expenses	$16,286,347
Net investment income (loss)	$(9,471,029)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$105,917,284
Foreign currency	12,565
Net realized gain (loss)	$105,929,849
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(889,146,525)
Translation of assets and liabilities in foreign currencies	(8,565)
Net unrealized gain (loss)	$(889,155,090)
Net realized and unrealized gain (loss)	$(783,225,241)
Change in net assets from operations	$(792,696,270)
See Notes to Financial Statements
12

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21
Change in net assets
From operations
Net investment income (loss)	$(9,471,029)	$(13,180,424)
Net realized gain (loss)	105,929,849	684,764,185
Net unrealized gain (loss)	(889,155,090)	200,559,116
Change in net assets from operations	$(792,696,270)	$872,142,877
Total distributions to shareholders	$(586,440,707)	$(245,280,652)
Change in net assets from fund share transactions	$837,270,698	$654,561,520
Total change in net assets	$(541,866,279)	$1,281,423,745
Net assets
At beginning of period	3,361,068,196	2,079,644,451
At end of period	$2,819,201,917	$3,361,068,196
See Notes to Financial Statements
13

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$40.53	$32.45	$27.56	$33.30	$27.27	$24.11
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.13)	$(0.23)	$(0.18)	$(0.19)	$(0.23)	$(0.18)(c)
Net realized and unrealized gain (loss)	(7.90)	12.20	7.31	0.06(g)	9.07	3.92
Total from investment operations	$(8.03)	$11.97	$7.13	$(0.13)	$8.84	$3.74
Less distributions declared to shareholders
From net realized gain	$(7.40)	$(3.89)	$(2.24)	$(5.61)	$(2.81)	$(0.58)
Net asset value, end of period (x)	$25.10	$40.53	$32.45	$27.56	$33.30	$27.27
Total return (%) (r)(s)(t)(x)	(22.82)(n)	39.23	27.51	3.49	34.98	15.83(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.23(a)	1.23	1.29	1.30	1.33	1.35(c)
Expenses after expense reductions	1.21(a)	1.22	1.27	1.29	1.31	1.33(c)
Net investment income (loss)	(0.78)(a)	(0.63)	(0.66)	(0.70)	(0.80)	(0.70)(c)
Portfolio turnover	31(n)	71	64	69	67	53
Net assets at end of period (000 omitted)	$900,846	$1,171,166	$755,202	$549,660	$525,698	$394,878
See Notes to Financial Statements
14

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$27.92	$23.55	$20.72	$26.86	$22.65	$20.27
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)	$(0.36)	$(0.28)	$(0.30)	$(0.37)	$(0.30)(c)
Net realized and unrealized gain (loss)	(5.05)	8.62	5.35	(0.23)(g)	7.39	3.26
Total from investment operations	$(5.22)	$8.26	$5.07	$(0.53)	$7.02	$2.96
Less distributions declared to shareholders
From net realized gain	$(7.40)	$(3.89)	$(2.24)	$(5.61)	$(2.81)	$(0.58)
Net asset value, end of period (x)	$15.30	$27.92	$23.55	$20.72	$26.86	$22.65
Total return (%) (r)(s)(t)(x)	(23.10)(n)	38.19	26.58	2.69	34.00	14.97(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.98(a)	1.99	2.04	2.06	2.08	2.10(c)
Expenses after expense reductions	1.96(a)	1.98	2.02	2.04	2.06	2.08(c)
Net investment income (loss)	(1.55)(a)	(1.40)	(1.40)	(1.45)	(1.55)	(1.45)(c)
Portfolio turnover	31(n)	71	64	69	67	53
Net assets at end of period (000 omitted)	$10,135	$16,701	$16,502	$18,708	$23,424	$20,143

Class C	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$28.02	$23.62	$20.78	$26.91	$22.70	$20.31
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)	$(0.36)	$(0.28)	$(0.30)	$(0.37)	$(0.31)(c)
Net realized and unrealized gain (loss)	(5.08)	8.65	5.36	(0.22)(g)	7.39	3.28
Total from investment operations	$(5.25)	$8.29	$5.08	$(0.52)	$7.02	$2.97
Less distributions declared to shareholders
From net realized gain	$(7.40)	$(3.89)	$(2.24)	$(5.61)	$(2.81)	$(0.58)
Net asset value, end of period (x)	$15.37	$28.02	$23.62	$20.78	$26.91	$22.70
Total return (%) (r)(s)(t)(x)	(23.13)(n)	38.21	26.55	2.72	33.92	14.99(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.98(a)	1.99	2.04	2.05	2.08	2.10(c)
Expenses after expense reductions	1.96(a)	1.98	2.03	2.04	2.07	2.09(c)
Net investment income (loss)	(1.54)(a)	(1.40)	(1.41)	(1.45)	(1.55)	(1.45)(c)
Portfolio turnover	31(n)	71	64	69	67	53
Net assets at end of period (000 omitted)	$38,442	$56,833	$58,057	$59,253	$69,498	$76,724
See Notes to Financial Statements
15

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$47.41	$37.30	$31.29	$36.82	$29.81	$26.24
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.16)	$(0.14)	$(0.14)	$(0.18)	$(0.12)(c)
Net realized and unrealized gain (loss)	(9.46)	14.16	8.39	0.22(g)	10.00	4.27
Total from investment operations	$(9.57)	$14.00	$8.25	$0.08	$9.82	$4.15
Less distributions declared to shareholders
From net realized gain	$(7.40)	$(3.89)	$(2.24)	$(5.61)	$(2.81)	$(0.58)
Net asset value, end of period (x)	$30.44	$47.41	$37.30	$31.29	$36.82	$29.81
Total return (%) (r)(s)(t)(x)	(22.75)(n)	39.60	27.83	3.76	35.31	16.12(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.97(a)	0.98	1.04	1.05	1.08	1.10(c)
Expenses after expense reductions	0.96(a)	0.97	1.03	1.05	1.07	1.09(c)
Net investment income (loss)	(0.54)(a)	(0.37)	(0.43)	(0.45)	(0.55)	(0.45)(c)
Portfolio turnover	31(n)	71	64	69	67	53
Net assets at end of period (000 omitted)	$467,161	$621,379	$331,177	$164,593	$180,591	$106,459

Class R1	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$27.56	$23.29	$20.51	$26.66	$22.50	$20.15
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.16)	$(0.35)	$(0.28)	$(0.30)	$(0.37)	$(0.30)(c)
Net realized and unrealized gain (loss)	(4.98)	8.51	5.30	(0.24)(g)	7.34	3.23
Total from investment operations	$(5.14)	$8.16	$5.02	$(0.54)	$6.97	$2.93
Less distributions declared to shareholders
From net realized gain	$(7.40)	$(3.89)	$(2.24)	$(5.61)	$(2.81)	$(0.58)
Net asset value, end of period (x)	$15.02	$27.56	$23.29	$20.51	$26.66	$22.50
Total return (%) (r)(s)(t)(x)	(23.11)(n)	38.20	26.61	2.67	34.01	14.91(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.98(a)	1.99	2.04	2.05	2.08	2.10(c)
Expenses after expense reductions	1.96(a)	1.97	2.03	2.05	2.07	2.09(c)
Net investment income (loss)	(1.53)(a)	(1.39)	(1.41)	(1.45)	(1.55)	(1.45)(c)
Portfolio turnover	31(n)	71	64	69	67	53
Net assets at end of period (000 omitted)	$4,066	$5,923	$4,946	$4,652	$5,342	$4,377
See Notes to Financial Statements
16

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$36.54	$29.65	$25.42	$31.31	$25.85	$22.95
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.15)	$(0.30)	$(0.23)	$(0.24)	$(0.29)	$(0.23)(c)
Net realized and unrealized gain (loss)	(7.00)	11.08	6.70	(0.04)(g)	8.56	3.71
Total from investment operations	$(7.15)	$10.78	$6.47	$(0.28)	$8.27	$3.48
Less distributions declared to shareholders
From net realized gain	$(7.40)	$(3.89)	$(2.24)	$(5.61)	$(2.81)	$(0.58)
Net asset value, end of period (x)	$21.99	$36.54	$29.65	$25.42	$31.31	$25.85
Total return (%) (r)(s)(t)(x)	(22.91)(n)	38.89	27.21	3.19	34.68	15.50(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.48(a)	1.49	1.54	1.56	1.58	1.60(c)
Expenses after expense reductions	1.46(a)	1.47	1.53	1.54	1.57	1.59(c)
Net investment income (loss)	(1.04)(a)	(0.89)	(0.90)	(0.95)	(1.05)	(0.95)(c)
Portfolio turnover	31(n)	71	64	69	67	53
Net assets at end of period (000 omitted)	$23,282	$34,688	$30,149	$32,381	$36,272	$29,130

Class R3	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$40.45	$32.39	$27.51	$33.26	$27.24	$24.09
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.13)	$(0.22)	$(0.18)	$(0.19)	$(0.24)	$(0.17)(c)
Net realized and unrealized gain (loss)	(7.88)	12.17	7.30	0.05(g)	9.07	3.90
Total from investment operations	$(8.01)	$11.95	$7.12	$(0.14)	$8.83	$3.73
Less distributions declared to shareholders
From net realized gain	$(7.40)	$(3.89)	$(2.24)	$(5.61)	$(2.81)	$(0.58)
Net asset value, end of period (x)	$25.04	$40.45	$32.39	$27.51	$33.26	$27.24
Total return (%) (r)(s)(t)(x)	(22.81)(n)	39.24	27.52	3.45	34.98	15.81(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.23(a)	1.23	1.29	1.30	1.33	1.35(c)
Expenses after expense reductions	1.21(a)	1.22	1.28	1.30	1.32	1.34(c)
Net investment income (loss)	(0.78)(a)	(0.61)	(0.67)	(0.70)	(0.80)	(0.70)(c)
Portfolio turnover	31(n)	71	64	69	67	53
Net assets at end of period (000 omitted)	$131,981	$178,005	$71,489	$52,559	$50,895	$42,346
See Notes to Financial Statements
17

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$44.11	$34.94	$29.44	$35.05	$28.48	$25.09
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.15)	$(0.13)	$(0.13)	$(0.15)	$(0.12)(c)
Net realized and unrealized gain (loss)	(8.72)	13.21	7.87	0.13(g)	9.53	4.09
Total from investment operations	$(8.81)	$13.06	$7.74	$0.00(w)	$9.38	$3.97
Less distributions declared to shareholders
From net realized gain	$(7.40)	$(3.89)	$(2.24)	$(5.61)	$(2.81)	$(0.58)
Net asset value, end of period (x)	$27.90	$44.11	$34.94	$29.44	$35.05	$28.48
Total return (%) (r)(s)(t)(x)	(22.73)(n)	39.58	27.84	3.72	35.42	16.14(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.97(a)	0.99	1.04	1.05	1.08	1.10(c)
Expenses after expense reductions	0.96(a)	0.97	1.03	1.05	1.07	1.09(c)
Net investment income (loss)	(0.53)(a)	(0.37)	(0.43)	(0.45)	(0.51)	(0.45)(c)
Portfolio turnover	31(n)	71	64	69	67	53
Net assets at end of period (000 omitted)	$21,919	$27,863	$16,509	$8,384	$10,612	$83,186

Class R6	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$48.14	$37.79	$31.64	$37.13	$30.01	$26.38
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.12)	$(0.10)	$(0.11)	$(0.14)	$(0.09)(c)
Net realized and unrealized gain (loss)	(9.63)	14.36	8.49	0.23(g)	10.07	4.30
Total from investment operations	$(9.71)	$14.24	$8.39	$0.12	$9.93	$4.21
Less distributions declared to shareholders
From net realized gain	$(7.40)	$(3.89)	$(2.24)	$(5.61)	$(2.81)	$(0.58)
Net asset value, end of period (x)	$31.03	$48.14	$37.79	$31.64	$37.13	$30.01
Total return (%) (r)(s)(t)(x)	(22.69)(n)	39.73	27.97	3.85	35.45	16.26(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.87(a)	0.89	0.94	0.96	0.97	0.98(c)
Expenses after expense reductions	0.86(a)	0.88	0.92	0.95	0.96	0.97(c)
Net investment income (loss)	(0.40)(a)	(0.28)	(0.32)	(0.35)	(0.44)	(0.34)(c)
Portfolio turnover	31(n)	71	64	69	67	53
Net assets at end of period (000 omitted)	$1,221,372	$1,248,511	$795,613	$541,266	$477,818	$385,440

See Notes to Financial Statements
18

Financial Highlights – continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
19

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS New Discovery Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality,
20

Notes to Financial Statements (unaudited) - continued
coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2022 in valuing the fund's assets and liabilities:
21

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,298,179,880	$12,612,645	$—	$2,310,792,525
United Kingdom	158,839,218	—	—	158,839,218
Canada	110,502,104	—	—	110,502,104
India	50,575,922	—	—	50,575,922
Germany	31,613,217	—	—	31,613,217
Philippines	31,268,498	—	—	31,268,498
Switzerland	7,796,675	—	—	7,796,675
Sweden	5,672,205	—	—	5,672,205
Mutual Funds	105,351,354	—	—	105,351,354
Total	$2,799,799,073	$12,612,645	$—	$2,812,411,718
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $4,870,644. The fair value of the fund's investment securities on loan and a related liability of $3,482,704 for cash
22

Notes to Financial Statements (unaudited) - continued
collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $1,499,815 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
23

Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/21
Ordinary income (including any short-term capital gains)	$102,280,212
Long-term capital gains	143,000,440
Total distributions	$245,280,652
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/22
Cost of investments	$2,949,421,838
Gross appreciation	355,866,939
Gross depreciation	(492,877,059)
Net unrealized appreciation (depreciation)	$ (137,010,120)
As of 8/31/21
Undistributed ordinary income	241,781,136
Undistributed long-term capital gain	261,359,755
Other temporary differences	9,516
Net unrealized appreciation (depreciation)	752,136,405
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
24

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/22	Year ended 8/31/21
Class A	$215,358,617	$92,576,529
Class B	3,997,534	2,578,960
Class C	14,579,563	9,212,244
Class I	100,195,846	37,222,351
Class R1	1,463,235	726,956
Class R2	6,788,083	3,705,529
Class R3	31,919,712	11,238,415
Class R4	4,708,685	2,003,239
Class R6	207,429,432	86,016,429
Total	$586,440,707	$245,280,652
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.80%
In excess of $2.5 billion and up to $5 billion	0.75%
In excess of $5 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended February 28, 2022, this management fee reduction amounted to $214,867, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2022 was equivalent to an annual effective rate of 0.81% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $148,968 for the six months ended February 28, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
25

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,321,568
Class B	0.75%	0.25%	1.00%	1.00%	68,003
Class C	0.75%	0.25%	1.00%	1.00%	244,458
Class R1	0.75%	0.25%	1.00%	1.00%	24,810
Class R2	0.25%	0.25%	0.50%	0.50%	74,402
Class R3	—	0.25%	0.25%	0.25%	195,976
Total Distribution and Service Fees					$1,929,217
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2022, this rebate amounted to $285, $5, and $161 for Class A, Class C, and Class R2, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2022, were as follows:
Amount
Class A	$13,815
Class B	1,533
Class C	2,551
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2022, the fee was $120,013, which equated to 0.0077% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,037,035.
26

Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2022 was equivalent to an annual effective rate of 0.0136% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2022, the fund engaged in purchase transactions pursuant to this policy, which amounted to $5,925,939.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2022, this reimbursement amounted to $282,873, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2022, purchases and sales of investments, other than short-term obligations, aggregated $1,176,234,268 and $933,899,376, respectively.
27

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/22		Year ended 8/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,359,376	$106,688,223	7,106,115	$261,808,137
Class B	4,953	109,466	32,268	829,093
Class C	235,907	5,047,595	433,146	11,169,435
Class I	3,949,590	150,534,554	6,149,518	265,117,227
Class R1	15,850	300,868	37,214	935,098
Class R2	105,339	2,898,287	276,164	9,252,364
Class R3	629,138	18,704,820	2,991,128	107,921,783
Class R4	186,446	6,204,335	351,621	13,821,861
Class R6	10,842,135	395,982,050	8,815,568	383,830,450
	19,328,734	$686,470,198	26,192,742	$1,054,685,448
Shares issued to shareholders in reinvestment of distributions
Class A	6,998,076	$210,222,217	2,657,076	$90,181,174
Class B	214,568	3,935,178	107,147	2,519,035
Class C	762,461	14,052,153	382,598	9,025,492
Class I	2,543,591	92,612,157	847,170	33,564,887
Class R1	81,291	1,463,235	31,334	726,956
Class R2	251,763	6,628,908	118,275	3,626,302
Class R3	1,065,411	31,919,712	331,810	11,238,415
Class R4	135,485	4,521,134	52,565	1,938,081
Class R6	5,467,893	202,858,835	2,042,242	82,118,540
	17,520,539	$568,213,529	6,570,217	$234,938,882
Shares reacquired
Class A	(3,360,881)	$(104,322,810)	(4,140,746)	$(151,599,181)
Class B	(155,145)	(3,177,911)	(241,968)	(6,228,496)
Class C	(526,121)	(10,401,647)	(1,245,222)	(31,877,029)
Class I	(4,256,206)	(154,343,036)	(2,767,511)	(118,446,634)
Class R1	(41,324)	(899,265)	(66,023)	(1,650,096)
Class R2	(247,545)	(6,676,288)	(461,956)	(15,379,445)
Class R3	(823,427)	(25,232,778)	(1,129,535)	(41,368,610)
Class R4	(167,954)	(5,648,829)	(245,037)	(9,729,753)
Class R6	(2,883,174)	(106,710,465)	(5,975,879)	(258,783,566)
	(12,461,777)	$(417,413,029)	(16,273,877)	$(635,062,810)
28

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/22		Year ended 8/31/21
	Shares	Amount	Shares	Amount
Net change
Class A	6,996,571	$212,587,630	5,622,445	$200,390,130
Class B	64,376	866,733	(102,553)	(2,880,368)
Class C	472,247	8,698,101	(429,478)	(11,682,102)
Class I	2,236,975	88,803,675	4,229,177	180,235,480
Class R1	55,817	864,838	2,525	11,958
Class R2	109,557	2,850,907	(67,517)	(2,500,779)
Class R3	871,122	25,391,754	2,193,403	77,791,588
Class R4	153,977	5,076,640	159,149	6,030,189
Class R6	13,426,854	492,130,420	4,881,931	207,165,424
	24,387,496	$837,270,698	16,489,082	$654,561,520
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 4%, 4%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.
In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2022, the fund’s commitment fee and interest expense were $5,502 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
29

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$122,912,898	$557,781,045	$578,825,293	$—	$—	$101,868,650

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$31,068	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(9) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
30

Notes to Financial Statements (unaudited) - continued
(10) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
31

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
32

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CONTACT
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mfs.com
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1-800-637-8255
24 hours a day
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Shareholders
1-800-225-2606
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Semiannual Report
February 28, 2022
MFS®  Research
International Fund
RIF-SEM

MFS® Research
International Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
As a result of Russia’s invasion of Ukraine, the danger of wider geopolitical conflict has risen to a level not seen in decades, and this comes as sanctions aimed at countering Russia’s actions are exacerbating already mounting inflation. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve recently raised rates for the first time since 2018 and indicated that it is likely to tighten policy much more over the coming year. Meanwhile, the unsettled geopolitical backdrop and prospect of tighter financial conditions has led to increased volatility.
There are, however, encouraging signs for the markets. The Omicron wave of the coronavirus is receding outside Asia, unemployment is low, and there are signs that some global supply chain bottlenecks are beginning to ease, though events in Ukraine could hamper these advances. Additionally, easier Chinese monetary policy and the record pace of corporate stock buybacks are supportive elements, albeit amid an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and try to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
April 14, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Roche Holding AG	3.4%
Nestle S.A.	3.3%
Novo Nordisk A.S., “B”	3.3%
Schneider Electric SE	2.5%
Linde PLC	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
Aon PLC	1.7%
Hitachi Ltd.	1.6%
UBS Group AG	1.6%
BNP Paribas	1.5%
Global equity sectors (k)
Capital Goods	23.7%
Financial Services	20.4%
Health Care	12.3%
Technology	11.9%
Consumer Cyclicals	10.0%
Consumer Staples	9.3%
Energy	7.5%
Telecommunications/Cable Television	3.1%
Issuer country weightings (x)
Japan	19.3%
Switzerland	13.1%
United Kingdom	12.5%
France	9.1%
Germany	8.7%
United States	8.2%
Hong Kong	4.2%
Netherlands	3.7%
Denmark	3.7%
Other Countries	17.5%
Currency exposure weightings (y)
Euro	29.5%
Japanese Yen	19.3%
Swiss Franc	13.1%
British Pound Sterling	12.9%
Hong Kong Dollar	6.7%
United States Dollar	6.6%
Danish Krone	3.7%
Australian Dollar	2.4%
Canadian Dollar	2.1%
Other Currencies	3.7%

2

Portfolio Composition - continued
(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of February 28, 2022.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2021 through February 28, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/21	Ending Account Value 2/28/22	Expenses Paid During Period (p) 9/01/21-2/28/22
A	Actual	0.99%	$1,000.00	$911.79	$4.69
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
B	Actual	1.74%	$1,000.00	$908.54	$8.23
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
C	Actual	1.74%	$1,000.00	$908.32	$8.23
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
I	Actual	0.74%	$1,000.00	$912.60	$3.51
	Hypothetical (h)	0.74%	$1,000.00	$1,021.12	$3.71
R1	Actual	1.74%	$1,000.00	$908.23	$8.23
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
R2	Actual	1.24%	$1,000.00	$910.37	$5.87
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21
R3	Actual	0.99%	$1,000.00	$911.59	$4.69
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R4	Actual	0.74%	$1,000.00	$913.04	$3.51
	Hypothetical (h)	0.74%	$1,000.00	$1,021.12	$3.71
R6	Actual	0.63%	$1,000.00	$913.23	$2.99
	Hypothetical (h)	0.63%	$1,000.00	$1,021.67	$3.16
529A	Actual	1.02%	$1,000.00	$911.76	$4.83
	Hypothetical (h)	1.02%	$1,000.00	$1,019.74	$5.11
529B	Actual	1.79%	$1,000.00	$908.42	$8.47
	Hypothetical (h)	1.79%	$1,000.00	$1,015.92	$8.95
529C	Actual	1.79%	$1,000.00	$908.00	$8.47
	Hypothetical (h)	1.79%	$1,000.00	$1,015.92	$8.95
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares, this rebate reduced the expense ratio above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.
5

Portfolio of Investments
2/28/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Aerospace & Defense – 0.9%
MTU Aero Engines Holding AG	570,362	$ 138,263,839
Airlines – 0.5%
Ryanair Holdings PLC, ADR (a)	744,422	$ 74,226,318
Alcoholic Beverages – 2.0%
Diageo PLC	4,801,104	$ 239,915,437
Kirin Holdings Co. Ltd.	5,470,200	90,894,468
		$330,809,905
Apparel Manufacturers – 4.7%
Adidas AG	767,210	$ 182,412,616
Burberry Group PLC	1,961,961	51,060,246
Compagnie Financiere Richemont S.A.	1,171,820	159,845,908
LVMH Moet Hennessy Louis Vuitton SE	508,485	376,234,497
		$769,553,267
Automotive – 2.7%
Bridgestone Corp.	2,155,700	$ 89,020,109
Continental AG (a)	848,508	73,066,701
Koito Manufacturing Co. Ltd.	2,709,800	140,086,366
Toyota Industries Corp.	1,874,900	143,142,128
		$445,315,304
Brokerage & Asset Managers – 2.1%
Euronext N.V.	1,699,870	$ 154,098,380
Hong Kong Exchanges & Clearing Ltd.	1,831,900	88,262,753
London Stock Exchange Group	1,066,028	94,013,261
		$336,374,394
Business Services – 0.8%
Nomura Research Institute Ltd.	3,885,000	$ 135,674,318
Computer Software – 2.4%
Cadence Design Systems, Inc. (a)	662,211	$ 100,278,612
Naver Corp.	340,504	91,069,801
NetEase.com, Inc., ADR	1,997,627	190,453,758
		$381,802,171
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 5.4%
Amadeus IT Group S.A. (a)	1,879,141	$ 126,292,758
Constellation Software, Inc.	94,850	159,853,867
EPAM Systems, Inc. (a)	166,962	34,686,356
Fujitsu Ltd.	1,227,200	179,640,955
Hitachi Ltd.	5,381,300	265,406,275
Samsung Electronics Co. Ltd.	1,751,214	105,657,799
		$871,538,010
Construction – 1.1%
Techtronic Industries Co. Ltd.	10,830,000	$ 180,405,919
Consumer Products – 1.8%
Kao Corp.	2,039,800	$ 96,110,474
Reckitt Benckiser Group PLC	2,260,906	191,716,327
		$287,826,801
Consumer Services – 0.9%
Carsales.com Ltd.	2,732,604	$ 41,511,212
Persol Holdings Co. Ltd.	2,685,700	59,977,110
SEEK Ltd.	2,444,663	48,102,662
		$149,590,984
Electrical Equipment – 3.6%
Legrand S.A.	1,882,296	$ 179,014,631
Schneider Electric SE	2,623,420	411,164,112
		$590,178,743
Electronics – 2.2%
ASML Holding N.V.	19,100	$ 12,825,964
Kyocera Corp.	1,668,300	95,819,840
NXP Semiconductors N.V.	593,549	112,845,536
Taiwan Semiconductor Manufacturing Co. Ltd.	6,513,326	138,681,995
		$360,173,335
Energy - Independent – 0.6%
Woodside Petroleum Ltd.	4,331,984	$ 91,409,663
Energy - Integrated – 2.9%
Capricorn Energy PLC (a)(l)	23,358,386	$ 69,627,001
Eni S.p.A.	11,218,762	173,993,192
Galp Energia SGPS S.A., “B”	12,144,768	134,239,515
Idemitsu Kosan Co. Ltd.	3,529,000	95,852,058
		$473,711,766
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Renewables – 0.4%
Orsted A/S	561,572	$ 72,912,077
Food & Beverages – 3.9%
Danone S.A.	1,727,833	$ 105,216,514
Nestle S.A.	4,089,481	534,116,273
		$639,332,787
Food & Drug Stores – 0.3%
Sugi Holdings Co. Ltd.	776,400	$ 44,275,448
Gaming & Lodging – 0.8%
Flutter Entertainment PLC (a)	463,917	$ 67,182,125
Whitbread PLC (a)	1,601,334	62,813,081
		$129,995,206
Insurance – 4.9%
AIA Group Ltd.	21,955,600	$ 228,276,879
Aon PLC	957,413	279,698,634
Beazley PLC	7,322,003	44,260,049
Hiscox Ltd.	5,228,224	64,651,960
Zurich Insurance Group AG	375,280	172,519,952
		$789,407,474
Internet – 1.1%
Scout24 AG	638,137	$ 37,349,670
Tencent Holdings Ltd.	2,719,400	147,796,839
		$185,146,509
Leisure & Toys – 0.7%
Prosus N.V.	855,148	$ 53,138,605
Yamaha Corp.	1,436,500	67,225,395
		$120,364,000
Machinery & Tools – 6.4%
Daikin Industries Ltd.	1,138,600	$ 211,212,913
GEA Group AG	3,276,413	143,530,564
Kubota Corp.	9,716,900	174,923,336
Ritchie Bros. Auctioneers, Inc.	1,364,686	71,523,543
Schindler Holding AG	572,702	132,075,535
SMC Corp.	379,700	226,001,820
Weir Group PLC	3,620,431	76,859,012
		$1,036,126,723
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 7.1%
Barclays PLC	70,904,971	$ 173,953,712
BNP Paribas	4,243,824	249,862,869
ING Groep N.V.	11,269,647	132,653,655
Mitsubishi UFJ Financial Group, Inc.	17,022,800	105,797,816
NatWest Group PLC	76,928,251	237,048,743
UBS Group AG	14,012,829	257,994,349
		$1,157,311,144
Medical Equipment – 3.1%
ConvaTec Group PLC	29,178,486	$ 70,555,168
Koninklijke Philips N.V.	4,497,797	153,009,278
QIAGEN N.V. (a)	3,806,404	191,203,235
Terumo Corp.	2,872,900	93,177,639
		$507,945,320
Metals & Mining – 1.2%
Glencore PLC	32,270,667	$ 191,411,653
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	14,946,000	$ 68,565,774
Natural Gas - Pipeline – 1.0%
APA Group	7,893,561	$ 57,822,171
TC Energy Corp.	1,908,343	102,531,091
		$160,353,262
Other Banks & Diversified Financials – 4.0%
AIB Group PLC	24,781,671	$ 65,214,778
HDFC Bank Ltd.	9,772,754	185,755,054
Julius Baer Group Ltd.	2,169,908	127,293,698
Macquarie Group Ltd.	1,128,963	149,127,218
Visa, Inc., “A”	568,886	122,947,642
		$650,338,390
Pharmaceuticals – 9.2%
Bayer AG	1,760,849	$ 101,698,841
Kyowa Kirin Co. Ltd.	6,392,000	164,990,609
Novo Nordisk A.S., “B”	5,187,051	533,406,828
Roche Holding AG	1,462,799	558,020,096
Santen Pharmaceutical Co. Ltd.	11,364,200	130,636,553
		$1,488,752,927
Printing & Publishing – 0.7%
Wolters Kluwer N.V.	1,052,547	$ 107,182,858
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 2.3%
ESR Cayman Ltd. (a)	27,789,200	$ 85,652,341
Grand City Properties S.A.	5,289,372	115,826,703
LEG Immobilien SE	1,361,195	175,975,413
		$377,454,457
Restaurants – 0.8%
Yum China Holdings, Inc.	2,541,614	$ 132,214,760
Specialty Chemicals – 7.8%
Akzo Nobel N.V.	1,553,804	$ 148,087,193
Croda International PLC	1,805,202	181,238,470
Kansai Paint Co. Ltd.	3,387,800	67,927,164
Linde PLC	1,317,990	385,113,609
Nitto Denko Corp.	1,911,400	139,458,034
Sika AG	566,018	188,857,821
Symrise AG	1,318,443	157,439,357
		$1,268,121,648
Specialty Stores – 0.6%
JD.com, Inc., “A” (a)	142,959	$ 5,146,676
Ocado Group PLC (a)	1,785,048	32,878,443
ZOZO, Inc.	2,227,900	63,781,740
		$101,806,859
Telecommunications - Wireless – 2.7%
Advanced Info Service Public Co. Ltd.	11,569,600	$ 81,084,572
Cellnex Telecom S.A.	2,059,963	93,867,545
KDDI Corp.	5,141,700	168,205,929
SoftBank Group Corp.	2,090,700	93,825,591
		$436,983,637
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	3,790,427	$ 75,650,269
Tobacco – 1.5%
British American Tobacco PLC	5,648,198	$ 247,125,806
Utilities - Electric Power – 2.2%
CLP Holdings Ltd.	8,881,000	$ 90,405,593
E.ON SE	7,325,583	99,534,922
Iberdrola S.A.	14,610,053	166,763,849
		$356,704,364
Total Common Stocks (Identified Cost, $12,694,220,693)		$15,962,338,089

10

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a) (Identified Cost, $18,000)	CHF 67.00	11/20/23	2,052,106	$ 1,812,459

Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 0.06% (v) (Identified Cost, $260,022,667)	260,023,175	$ 260,023,175
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.06% (j) (Identified Cost, $440,874)	440,874	$ 440,874

Other Assets, Less Liabilities – 0.2%		32,694,602
Net Assets – 100.0%		$16,257,309,199

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $260,023,175 and $15,964,591,422, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See Notes to Financial Statements
11

Financial Statements
Statement of Assets and Liabilities
At 2/28/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $1,719,874 of securities on loan (identified cost, $12,694,679,567)	$15,964,591,422
Investments in affiliated issuers, at value (identified cost, $260,022,667)	260,023,175
Foreign currency, at value (identified cost, $9,662,373)	9,662,373
Receivables for
Investments sold	31,330,892
Fund shares sold	29,944,934
Interest and dividends	56,986,696
Other assets	94,493
Total assets	$16,352,633,985
Liabilities
Payables for
Investments purchased	$81,652,768
Fund shares reacquired	4,309,467
Collateral for securities loaned, at value (c)	440,874
Payable to affiliates
Investment adviser	1,087,394
Administrative services fee	6,392
Shareholder servicing costs	736,113
Distribution and service fees	28,577
Program manager fees	97
Payable for independent Trustees' compensation	19,132
Deferred country tax expense payable	6,021,546
Accrued expenses and other liabilities	1,022,426
Total liabilities	$95,324,786
Net assets	$16,257,309,199
Net assets consist of
Paid-in capital	$13,120,770,947
Total distributable earnings (loss)	3,136,538,252
Net assets	$16,257,309,199
Shares of beneficial interest outstanding	728,464,965

(c)	Non-cash collateral is not included.
12

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$730,730,557	32,673,577	$22.36
Class B	1,615,664	74,629	21.65
Class C	13,332,094	633,549	21.04
Class I	1,724,007,382	74,319,389	23.20
Class R1	4,224,411	205,575	20.55
Class R2	89,447,451	4,145,924	21.57
Class R3	68,128,872	3,079,755	22.12
Class R4	78,601,118	3,508,773	22.40
Class R6	13,529,379,890	609,001,429	22.22
Class 529A	15,942,012	728,327	21.89
Class 529B	111,851	5,416	20.65
Class 529C	1,787,897	88,622	20.17

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $23.72 [100 / 94.25 x $22.36] and $23.23 [100 / 94.25 x $21.89], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.
See Notes to Financial Statements
13

Financial Statements
Statement of Operations
Six months ended 2/28/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$109,531,206
Income on securities loaned	57,129
Dividends from affiliated issuers	38,962
Interest	5,056
Foreign taxes withheld	(7,671,532)
Total investment income	$101,960,821
Expenses
Management fee	$52,942,416
Distribution and service fees	1,456,103
Shareholder servicing costs	1,705,135
Program manager fees	4,784
Administrative services fee	283,563
Independent Trustees' compensation	47,892
Custodian fee	819,382
Shareholder communications	81,671
Audit and tax fees	42,435
Legal fees	40,813
Miscellaneous	211,869
Total expenses	$57,636,063
Reduction of expenses by investment adviser and distributor	(1,164,532)
Net expenses	$56,471,531
Net investment income (loss)	$45,489,290
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $747,847 country tax)	$41,079,028
Affiliated issuers	2,746
Foreign currency	194,789
Net realized gain (loss)	$41,276,563
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $1,384,220 decrease in deferred country tax)	$(1,611,178,246)
Affiliated issuers	(2,746)
Translation of assets and liabilities in foreign currencies	(1,045,831)
Net unrealized gain (loss)	$(1,612,226,823)
Net realized and unrealized gain (loss)	$(1,570,950,260)
Change in net assets from operations	$(1,525,460,970)
See Notes to Financial Statements
14

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21
Change in net assets
From operations
Net investment income (loss)	$45,489,290	$184,500,701
Net realized gain (loss)	41,276,563	90,764,359
Net unrealized gain (loss)	(1,612,226,823)	2,885,281,816
Change in net assets from operations	$(1,525,460,970)	$3,160,546,876
Total distributions to shareholders	$(237,804,624)	$(135,001,732)
Change in net assets from fund share transactions	$774,706,750	$2,527,692,762
Total change in net assets	$(988,558,844)	$5,553,237,906
Net assets
At beginning of period	17,245,868,043	11,692,630,137
At end of period	$16,257,309,199	$17,245,868,043
See Notes to Financial Statements
15

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$24.78	$20.09	$17.89	$19.19	$18.16	$15.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.21	$0.19	$0.32	$0.26	$0.20(c)
Net realized and unrealized gain (loss)	(2.20)	4.64	2.33	(0.77)	0.97	2.39
Total from investment operations	$(2.17)	$4.85	$2.52	$(0.45)	$1.23	$2.59
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.16)	$(0.32)	$(0.72)	$(0.20)	$(0.26)
From net realized gain	—	—	—	(0.13)	—	—
Total distributions declared to shareholders	$(0.25)	$(0.16)	$(0.32)	$(0.85)	$(0.20)	$(0.26)
Net asset value, end of period (x)	$22.36	$24.78	$20.09	$17.89	$19.19	$18.16
Total return (%) (r)(s)(t)(x)	(8.82)(n)	24.28	14.19	(1.82)	6.79	16.66(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.01(a)	1.02	1.07	1.10	1.09	1.12(c)
Expenses after expense reductions	0.99(a)	1.00	1.06	1.09	1.08	1.10(c)
Net investment income (loss)	0.22(a)(l)	0.93	1.02	1.79	1.37	1.25(c)
Portfolio turnover	7(n)	19	22	22	25	33
Net assets at end of period (000 omitted)	$730,731	$963,468	$772,695	$622,639	$686,128	$693,538
See Notes to Financial Statements
16

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$23.88	$19.36	$17.23	$18.48	$17.48	$15.21
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$0.04	$0.04	$0.16	$0.10	$0.10(c)
Net realized and unrealized gain (loss)	(2.12)	4.48	2.26	(0.72)	0.95	2.28
Total from investment operations	$(2.18)	$4.52	$2.30	$(0.56)	$1.05	$2.38
Less distributions declared to shareholders
From net investment income	$(0.05)	$—	$(0.17)	$(0.56)	$(0.05)	$(0.11)
From net realized gain	—	—	—	(0.13)	—	—
Total distributions declared to shareholders	$(0.05)	$—	$(0.17)	$(0.69)	$(0.05)	$(0.11)
Net asset value, end of period (x)	$21.65	$23.88	$19.36	$17.23	$18.48	$17.48
Total return (%) (r)(s)(t)(x)	(9.15)(n)	23.35	13.38	(2.63)	6.01	15.77(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.76(a)	1.77	1.82	1.85	1.84	1.87(c)
Expenses after expense reductions	1.74(a)	1.76	1.81	1.84	1.82	1.85(c)
Net investment income (loss)	(0.49)(a)(l)	0.17	0.21	0.97	0.55	0.61(c)
Portfolio turnover	7(n)	19	22	22	25	33
Net assets at end of period (000 omitted)	$1,616	$2,211	$2,631	$3,347	$4,922	$6,228
See Notes to Financial Statements
17

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$23.25	$18.85	$16.79	$17.99	$17.03	$14.85
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$0.03	$0.04	$0.17	$0.08	$0.10(c)
Net realized and unrealized gain (loss)	(2.06)	4.37	2.19	(0.70)	0.94	2.21
Total from investment operations	$(2.12)	$4.40	$2.23	$(0.53)	$1.02	$2.31
Less distributions declared to shareholders
From net investment income	$(0.09)	$—	$(0.17)	$(0.54)	$(0.06)	$(0.13)
From net realized gain	—	—	—	(0.13)	—	—
Total distributions declared to shareholders	$(0.09)	$—	$(0.17)	$(0.67)	$(0.06)	$(0.13)
Net asset value, end of period (x)	$21.04	$23.25	$18.85	$16.79	$17.99	$17.03
Total return (%) (r)(s)(t)(x)	(9.17)(n)	23.34	13.36	(2.56)	5.97	15.74(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.76(a)	1.77	1.82	1.85	1.84	1.87(c)
Expenses after expense reductions	1.74(a)	1.75	1.81	1.84	1.83	1.85(c)
Net investment income (loss)	(0.52)(a)(l)	0.16	0.23	1.05	0.44	0.64(c)
Portfolio turnover	7(n)	19	22	22	25	33
Net assets at end of period (000 omitted)	$13,332	$15,664	$17,620	$22,825	$27,800	$48,570
See Notes to Financial Statements
18

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$25.74	$20.85	$18.55	$19.87	$18.79	$16.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.28	$0.24	$0.37	$0.26	$0.30(c)
Net realized and unrealized gain (loss)	(2.27)	4.82	2.43	(0.80)	1.06	2.42
Total from investment operations	$(2.21)	$5.10	$2.67	$(0.43)	$1.32	$2.72
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.21)	$(0.37)	$(0.76)	$(0.24)	$(0.31)
From net realized gain	—	—	—	(0.13)	—	—
Total distributions declared to shareholders	$(0.33)	$(0.21)	$(0.37)	$(0.89)	$(0.24)	$(0.31)
Net asset value, end of period (x)	$23.20	$25.74	$20.85	$18.55	$19.87	$18.79
Total return (%) (r)(s)(t)(x)	(8.70)(n)	24.62	14.48	(1.61)	7.05	16.95(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.76(a)	0.76	0.82	0.85	0.84	0.87(c)
Expenses after expense reductions	0.74(a)	0.75	0.81	0.84	0.83	0.86(c)
Net investment income (loss)	0.45(a)(l)	1.21	1.25	2.03	1.31	1.79(c)
Portfolio turnover	7(n)	19	22	22	25	33
Net assets at end of period (000 omitted)	$1,724,007	$1,530,130	$898,821	$593,064	$658,193	$1,099,134
See Notes to Financial Statements
19

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$22.75	$18.45	$16.46	$17.72	$16.80	$14.63
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$0.05	$0.03	$0.15	$0.11	$0.09(c)
Net realized and unrealized gain (loss)	(2.02)	4.26	2.17	(0.69)	0.90	2.20
Total from investment operations	$(2.08)	$4.31	$2.20	$(0.54)	$1.01	$2.29
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.01)	$(0.21)	$(0.59)	$(0.09)	$(0.12)
From net realized gain	—	—	—	(0.13)	—	—
Total distributions declared to shareholders	$(0.12)	$(0.01)	$(0.21)	$(0.72)	$(0.09)	$(0.12)
Net asset value, end of period (x)	$20.55	$22.75	$18.45	$16.46	$17.72	$16.80
Total return (%) (r)(s)(t)(x)	(9.18)(n)	23.39	13.40	(2.62)	5.99	15.79(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.76(a)	1.76	1.82	1.85	1.84	1.87(c)
Expenses after expense reductions	1.74(a)	1.75	1.81	1.84	1.83	1.85(c)
Net investment income (loss)	(0.53)(a)(l)	0.24	0.19	0.95	0.60	0.61(c)
Portfolio turnover	7(n)	19	22	22	25	33
Net assets at end of period (000 omitted)	$4,224	$3,042	$1,628	$1,751	$2,153	$2,089
See Notes to Financial Statements
20

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$23.90	$19.37	$17.25	$18.53	$17.55	$15.31
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$0.15	$0.13	$0.26	$0.19	$0.17(c)
Net realized and unrealized gain (loss)	(2.13)	4.49	2.26	(0.75)	0.95	2.30
Total from investment operations	$(2.13)	$4.64	$2.39	$(0.49)	$1.14	$2.47
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.11)	$(0.27)	$(0.66)	$(0.16)	$(0.23)
From net realized gain	—	—	—	(0.13)	—	—
Total distributions declared to shareholders	$(0.20)	$(0.11)	$(0.27)	$(0.79)	$(0.16)	$(0.23)
Net asset value, end of period (x)	$21.57	$23.90	$19.37	$17.25	$18.53	$17.55
Total return (%) (r)(s)(t)(x)	(8.96)(n)	24.02	13.95	(2.14)	6.49	16.37(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.26(a)	1.27	1.32	1.35	1.34	1.37(c)
Expenses after expense reductions	1.24(a)	1.25	1.31	1.34	1.33	1.35(c)
Net investment income (loss)	(0.02)(a)(l)	0.70	0.73	1.51	1.04	1.10(c)
Portfolio turnover	7(n)	19	22	22	25	33
Net assets at end of period (000 omitted)	$89,447	$104,975	$89,943	$98,935	$121,197	$132,988
See Notes to Financial Statements
21

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$24.53	$19.88	$17.70	$18.99	$17.98	$15.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.21	$0.18	$0.30	$0.25	$0.22(c)
Net realized and unrealized gain (loss)	(2.18)	4.60	2.32	(0.75)	0.96	2.35
Total from investment operations	$(2.15)	$4.81	$2.50	$(0.45)	$1.21	$2.57
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.16)	$(0.32)	$(0.71)	$(0.20)	$(0.26)
From net realized gain	—	—	—	(0.13)	—	—
Total distributions declared to shareholders	$(0.26)	$(0.16)	$(0.32)	$(0.84)	$(0.20)	$(0.26)
Net asset value, end of period (x)	$22.12	$24.53	$19.88	$17.70	$18.99	$17.98
Total return (%) (r)(s)(t)(x)	(8.84)(n)	24.30	14.21	(1.83)	6.75	16.67(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.01(a)	1.02	1.07	1.10	1.09	1.12(c)
Expenses after expense reductions	0.99(a)	1.00	1.06	1.09	1.08	1.10(c)
Net investment income (loss)	0.22(a)(l)	0.96	0.99	1.73	1.31	1.37(c)
Portfolio turnover	7(n)	19	22	22	25	33
Net assets at end of period (000 omitted)	$68,129	$76,512	$63,920	$61,214	$82,289	$91,653
See Notes to Financial Statements
22

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$24.86	$20.15	$17.93	$19.25	$18.21	$15.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.29	$0.23	$0.36	$0.30	$0.28(c)
Net realized and unrealized gain (loss)	(2.20)	4.63	2.35	(0.78)	0.98	2.35
Total from investment operations	$(2.14)	$4.92	$2.58	$(0.42)	$1.28	$2.63
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.21)	$(0.36)	$(0.77)	$(0.24)	$(0.28)
From net realized gain	—	—	—	(0.13)	—	—
Total distributions declared to shareholders	$(0.32)	$(0.21)	$(0.36)	$(0.90)	$(0.24)	$(0.28)
Net asset value, end of period (x)	$22.40	$24.86	$20.15	$17.93	$19.25	$18.21
Total return (%) (r)(s)(t)(x)	(8.70)(n)	24.58	14.49	(1.65)	7.07	16.92(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.75(a)	0.76	0.82	0.85	0.84	0.87(c)
Expenses after expense reductions	0.74(a)	0.75	0.81	0.84	0.83	0.86(c)
Net investment income (loss)	0.48(a)(l)	1.26	1.24	2.04	1.57	1.73(c)
Portfolio turnover	7(n)	19	22	22	25	33
Net assets at end of period (000 omitted)	$78,601	$96,499	$41,619	$54,352	$58,578	$63,884
See Notes to Financial Statements
23

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$24.67	$19.99	$17.80	$19.11	$18.10	$15.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.29	$0.25	$0.38	$0.34	$0.28(c)
Net realized and unrealized gain (loss)	(2.17)	4.62	2.33	(0.77)	0.95	2.36
Total from investment operations	$(2.10)	$4.91	$2.58	$(0.39)	$1.29	$2.64
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.23)	$(0.39)	$(0.79)	$(0.28)	$(0.33)
From net realized gain	—	—	—	(0.13)	—	—
Total distributions declared to shareholders	$(0.35)	$(0.23)	$(0.39)	$(0.92)	$(0.28)	$(0.33)
Net asset value, end of period (x)	$22.22	$24.67	$19.99	$17.80	$19.11	$18.10
Total return (%) (r)(s)(t)(x)	(8.64)(n)	24.74	14.61	(1.48)	7.12	17.07(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.65(a)	0.67	0.71	0.74	0.74	0.77(c)
Expenses after expense reductions	0.63(a)	0.65	0.70	0.73	0.73	0.76(c)
Net investment income (loss)	0.57(a)(l)	1.30	1.37	2.18	1.80	1.72(c)
Portfolio turnover	7(n)	19	22	22	25	33
Net assets at end of period (000 omitted)	$13,529,380	$14,433,482	$9,787,763	$7,350,641	$6,756,773	$5,228,377
See Notes to Financial Statements
24

Financial Highlights – continued
Class 529A	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$24.27	$19.68	$17.52	$18.83	$17.84	$15.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.20	$0.17	$0.31	$0.26	$0.23(c)
Net realized and unrealized gain (loss)	(2.14)	4.54	2.31	(0.77)	0.95	2.31
Total from investment operations	$(2.12)	$4.74	$2.48	$(0.46)	$1.21	$2.54
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.15)	$(0.32)	$(0.72)	$(0.22)	$(0.31)
From net realized gain	—	—	—	(0.13)	—	—
Total distributions declared to shareholders	$(0.26)	$(0.15)	$(0.32)	$(0.85)	$(0.22)	$(0.31)
Net asset value, end of period (x)	$21.89	$24.27	$19.68	$17.52	$18.83	$17.84
Total return (%) (r)(s)(t)(x)	(8.82)(n)	24.23	14.23	(1.94)	6.78	16.60(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.06(a)	1.06	1.12	1.15	1.15	1.22(c)
Expenses after expense reductions	1.02(a)	1.03	1.09	1.13	1.11	1.13(c)
Net investment income (loss)	0.19(a)(l)	0.91	0.96	1.77	1.37	1.39(c)
Portfolio turnover	7(n)	19	22	22	25	33
Net assets at end of period (000 omitted)	$15,942	$17,630	$13,072	$11,805	$12,615	$10,464
See Notes to Financial Statements
25

Financial Highlights – continued
Class 529B	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$22.78	$18.48	$16.47	$17.72	$16.79	$14.78
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$0.03	$0.03	$0.16	$0.10	$0.09(c)
Net realized and unrealized gain (loss)	(2.02)	4.27	2.16	(0.71)	0.90	2.18
Total from investment operations	$(2.08)	$4.30	$2.19	$(0.55)	$1.00	$2.27
Less distributions declared to shareholders
From net investment income	$(0.05)	$—	$(0.18)	$(0.57)	$(0.07)	$(0.26)
From net realized gain	—	—	—	(0.13)	—	—
Total distributions declared to shareholders	$(0.05)	$—	$(0.18)	$(0.70)	$(0.07)	$(0.26)
Net asset value, end of period (x)	$20.65	$22.78	$18.48	$16.47	$17.72	$16.79
Total return (%) (r)(s)(t)(x)	(9.16)(n)	23.27	13.33	(2.64)	5.94	15.68(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.80(a)	1.82	1.87	1.90	1.90	1.97(c)
Expenses after expense reductions	1.79(a)	1.80	1.86	1.89	1.88	1.90(c)
Net investment income (loss)	(0.58)(a)(l)	0.15	0.16	1.00	0.56	0.58(c)
Portfolio turnover	7(n)	19	22	22	25	33
Net assets at end of period (000 omitted)	$112	$185	$230	$287	$358	$386
See Notes to Financial Statements
26

Financial Highlights – continued
Class 529C	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$22.30	$18.10	$16.13	$17.38	$16.51	$14.53
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$0.02	$0.03	$0.15	$0.09	$0.10(c)
Net realized and unrealized gain (loss)	(1.98)	4.19	2.12	(0.69)	0.89	2.15
Total from investment operations	$(2.04)	$4.21	$2.15	$(0.54)	$0.98	$2.25
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.01)	$(0.18)	$(0.58)	$(0.11)	$(0.27)
From net realized gain	—	—	—	(0.13)	—	—
Total distributions declared to shareholders	$(0.09)	$(0.01)	$(0.18)	$(0.71)	$(0.11)	$(0.27)
Net asset value, end of period (x)	$20.17	$22.30	$18.10	$16.13	$17.38	$16.51
Total return (%) (r)(s)(t)(x)	(9.20)(n)	23.27	13.39	(2.68)	5.93	15.78(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.81(a)	1.82	1.87	1.90	1.90	1.97(c)
Expenses after expense reductions	1.79(a)	1.80	1.85	1.89	1.87	1.89(c)
Net investment income (loss)	(0.58)(a)(l)	0.08	0.18	0.95	0.53	0.63(c)
Portfolio turnover	7(n)	19	22	22	25	33
Net assets at end of period (000 omitted)	$1,788	$2,071	$2,688	$2,981	$3,572	$3,856

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
27

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Research International Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The
28

Notes to Financial Statements (unaudited) - continued
values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2022 in valuing the fund's assets and liabilities:
29

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$3,143,064,088	$—	$3,143,064,088
Switzerland	2,132,536,091	—	—	2,132,536,091
United Kingdom	2,029,128,369	—	—	2,029,128,369
France	1,475,591,003	—	—	1,475,591,003
Germany	1,416,301,861	—	—	1,416,301,861
United States	1,035,570,389	—	—	1,035,570,389
Hong Kong	318,682,472	354,321,013	—	673,003,485
Netherlands	606,897,553	—	—	606,897,553
Denmark	606,318,905	—	—	606,318,905
Other Countries	1,702,573,142	1,143,165,662	—	2,845,738,804
Mutual Funds	260,464,049	—	—	260,464,049
Total	$11,584,063,834	$4,640,550,763	$—	$16,224,614,597
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities
30

Notes to Financial Statements (unaudited) - continued
in the fund's Portfolio of Investments, with a fair value of $1,719,874. The fair value of the fund's investment securities on loan and a related liability of $440,874 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $1,316,213 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
31

Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/21
Ordinary income (including any short-term capital gains)	$135,001,732
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/22
Cost of investments	$13,035,073,841
Gross appreciation	3,691,856,733
Gross depreciation	(502,315,977)
Net unrealized appreciation (depreciation)	$ 3,189,540,756
As of 8/31/21
Undistributed ordinary income	156,144,051
Capital loss carryforwards	(50,831,739)
Other temporary differences	(208,667)
Net unrealized appreciation (depreciation)	4,794,700,201
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of August 31, 2021, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Long-Term	$(50,831,739)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Class 529B and Class 529C shares will convert to Class 529A shares approximately eight years after purchase. On December 29, 2021, the fund announced that effective on or about March 21, 2022,
32

Notes to Financial Statements (unaudited) - continued
all Class 529B and Class 529C shares will be converted into Class 529A shares. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/22	Year ended 8/31/21
Class A	$8,307,737	$6,373,940
Class B	4,207	—
Class C	55,254	—
Class I	22,580,996	10,184,538
Class R1	15,980	1,070
Class R2	851,018	476,506
Class R3	809,844	492,210
Class R4	1,243,811	503,547
Class R6	203,740,590	116,864,930
Class 529A	186,947	103,537
Class 529B	376	—
Class 529C	7,864	1,454
Total	$237,804,624	$135,001,732
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.60%
In excess of $10 billion and up to $20 billion	0.55%
In excess of $20 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended February 28, 2022, this management fee reduction amounted to $1,162,660, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2022 was equivalent to an annual effective rate of 0.61% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $35,727 and $2,770 for the six months ended February 28, 2022, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
33

Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 989,857
Class B	0.75%	0.25%	1.00%	1.00%	9,671
Class C	0.75%	0.25%	1.00%	1.00%	73,312
Class R1	0.75%	0.25%	1.00%	1.00%	14,648
Class R2	0.25%	0.25%	0.50%	0.50%	243,904
Class R3	—	0.25%	0.25%	0.25%	92,724
Class 529A	—	0.25%	0.25%	0.23%	21,233
Class 529B	0.75%	0.25%	1.00%	1.00%	855
Class 529C	0.75%	0.25%	1.00%	1.00%	9,899
Total Distribution and Service Fees					$1,456,103
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2022, this rebate amounted to $58, $3, $147, $1,646, and $18 for Class A, Class B, Class R2, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2022, were as follows:
Amount
Class A	$7,804
Class B	709
Class C	252
Class 529B	151
Class 529C	—
34

Notes to Financial Statements (unaudited) - continued
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2022, were as follows:
Fee
Class 529A	$4,246
Class 529B	43
Class 529C	495
Total Program Manager Fees	$4,784
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2022, the fee was $113,014, which equated to 0.0013% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,592,121.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2022 was equivalent to an annual effective rate of 0.0034% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
35

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended February 28, 2022, purchases and sales of investments, other than short-term obligations, aggregated $1,609,527,333 and $1,247,592,852, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/22		Year ended 8/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,985,898	$71,548,200	7,988,814	$177,803,102
Class B	213	4,704	819	18,247
Class C	43,325	981,323	81,953	1,754,921
Class I	22,337,618	563,468,068	27,732,560	641,832,578
Class R1	86,557	1,810,082	73,014	1,530,968
Class R2	468,544	10,615,180	980,214	21,710,541
Class R3	513,385	12,001,529	970,133	21,215,643
Class R4	242,298	5,800,097	2,630,087	57,931,014
Class R6	26,484,955	628,305,956	111,039,191	2,475,567,361
Class 529A	37,662	878,229	127,430	2,796,879
Class 529B	740	16,396	433	9,509
Class 529C	9,362	203,869	12,771	256,471
	53,210,557	$1,295,633,633	151,637,419	$3,402,427,234
Shares issued to shareholders in reinvestment of distributions
Class A	313,946	$7,619,463	226,334	$4,852,592
Class B	143	3,364	—	—
Class C	2,268	51,886	—	—
Class I	795,596	20,017,192	403,189	8,958,852
Class R1	715	15,980	54	1,070
Class R2	36,242	849,152	22,928	474,842
Class R3	33,729	809,844	23,207	492,210
Class R4	49,603	1,205,350	22,208	476,800
Class R6	7,918,001	190,744,636	5,117,127	108,943,629
Class 529A	7,774	184,710	4,868	102,228
Class 529B	17	376	—	—
Class 529C	356	7,817	75	1,454
	9,158,390	$221,509,770	5,819,990	$124,303,677
36

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/22		Year ended 8/31/21
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(9,501,218)	$(234,684,156)	(7,800,633)	$(173,343,749)
Class B	(18,322)	(423,615)	(44,123)	(949,284)
Class C	(85,712)	(1,937,959)	(343,142)	(7,041,169)
Class I	(8,265,686)	(205,459,135)	(11,790,913)	(275,284,618)
Class R1	(15,419)	(337,321)	(27,583)	(567,359)
Class R2	(751,791)	(17,214,890)	(1,252,832)	(27,165,069)
Class R3	(587,076)	(13,744,789)	(1,089,197)	(24,160,347)
Class R4	(664,275)	(16,001,587)	(836,491)	(18,679,345)
Class R6	(10,462,865)	(251,228,099)	(20,701,755)	(468,833,018)
Class 529A	(43,536)	(1,033,005)	(70,237)	(1,550,370)
Class 529B	(3,440)	(73,566)	(4,806)	(99,768)
Class 529C	(13,981)	(298,531)	(68,530)	(1,364,053)
	(30,413,321)	$(742,436,653)	(44,030,242)	$(999,038,149)
Net change
Class A	(6,201,374)	$(155,516,493)	414,515	$9,311,945
Class B	(17,966)	(415,547)	(43,304)	(931,037)
Class C	(40,119)	(904,750)	(261,189)	(5,286,248)
Class I	14,867,528	378,026,125	16,344,836	375,506,812
Class R1	71,853	1,488,741	45,485	964,679
Class R2	(247,005)	(5,750,558)	(249,690)	(4,979,686)
Class R3	(39,962)	(933,416)	(95,857)	(2,452,494)
Class R4	(372,374)	(8,996,140)	1,815,804	39,728,469
Class R6	23,940,091	567,822,493	95,454,563	2,115,677,972
Class 529A	1,900	29,934	62,061	1,348,737
Class 529B	(2,683)	(56,794)	(4,373)	(90,259)
Class 529C	(4,263)	(86,845)	(55,684)	(1,106,128)
	31,955,626	$774,706,750	113,427,167	$2,527,692,762
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 63%, 3%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition,the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund,
37

Notes to Financial Statements (unaudited) - continued
the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund, were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. On December 29, 2021, the fund announced the termination of the fund's Class 529A, Class 529B, and Class 529C shares effective on or about June 9, 2022. In connection with the termination, all sales of Class 529B and Class 529C shares will be suspended effective after the close of business on or about March 18, 2022, and Class 529B and Class 529C shares will be converted into Class 529A shares of the fund effective on or about March 21, 2022. In addition, effective after the close of business on or about May 13, 2022, all sales and redemptions of Class 529A shares will be suspended in anticipation of a complete redemption of Class 529A shares on or about May 20, 2022. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2022, the fund’s commitment fee and interest expense were $29,841 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$241,842,376	$825,924,376	$807,743,577	$2,746	$(2,746)	$260,023,175

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$38,962	$—
38

Notes to Financial Statements (unaudited) - continued
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(9) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(10) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
39

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
40

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 28, 2022
MFS®  Technology Fund
SCT-SEM

MFS® Technology Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
As a result of Russia’s invasion of Ukraine, the danger of wider geopolitical conflict has risen to a level not seen in decades, and this comes as sanctions aimed at countering Russia’s actions are exacerbating already mounting inflation. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve recently raised rates for the first time since 2018 and indicated that it is likely to tighten policy much more over the coming year. Meanwhile, the unsettled geopolitical backdrop and prospect of tighter financial conditions has led to increased volatility.
There are, however, encouraging signs for the markets. The Omicron wave of the coronavirus is receding outside Asia, unemployment is low, and there are signs that some global supply chain bottlenecks are beginning to ease, though events in Ukraine could hamper these advances. Additionally, easier Chinese monetary policy and the record pace of corporate stock buybacks are supportive elements, albeit amid an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and try to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
April 14, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	11.9%
Amazon.com, Inc.	9.8%
Alphabet, Inc., “A”	9.8%
Mastercard, Inc., “A”	4.8%
Adobe Systems, Inc.	3.4%
NVIDIA Corp.	3.4%
Global Payments, Inc.	3.0%
Booking Holdings, Inc.	3.0%
Advanced Micro Devices	2.7%
salesforce.com, inc.	2.2%
Top five industries
Computer Software	23.8%
Business Services	14.4%
Internet	12.8%
Electronics	11.3%
Specialty Stores	10.3%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2022.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2021 through February 28, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/21	Ending Account Value 2/28/22	Expenses Paid During Period (p) 9/01/21-2/28/22
A	Actual	1.11%	$1,000.00	$841.59	$5.07
	Hypothetical (h)	1.11%	$1,000.00	$1,019.29	$5.56
B	Actual	1.86%	$1,000.00	$838.43	$8.48
	Hypothetical (h)	1.86%	$1,000.00	$1,015.57	$9.30
C	Actual	1.86%	$1,000.00	$838.33	$8.48
	Hypothetical (h)	1.86%	$1,000.00	$1,015.57	$9.30
I	Actual	0.86%	$1,000.00	$842.54	$3.93
	Hypothetical (h)	0.86%	$1,000.00	$1,020.53	$4.31
R1	Actual	1.87%	$1,000.00	$838.44	$8.52
	Hypothetical (h)	1.87%	$1,000.00	$1,015.52	$9.35
R2	Actual	1.36%	$1,000.00	$840.44	$6.21
	Hypothetical (h)	1.36%	$1,000.00	$1,018.05	$6.80
R3	Actual	1.11%	$1,000.00	$841.47	$5.07
	Hypothetical (h)	1.11%	$1,000.00	$1,019.29	$5.56
R4	Actual	0.86%	$1,000.00	$842.48	$3.93
	Hypothetical (h)	0.86%	$1,000.00	$1,020.53	$4.31
R6	Actual	0.76%	$1,000.00	$843.02	$3.47
	Hypothetical (h)	0.76%	$1,000.00	$1,021.03	$3.81
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
2/28/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.7%
Broadcasting – 0.4%
Netflix, Inc. (a)	19,851	$ 7,831,616
Brokerage & Asset Managers – 2.8%
Charles Schwab Corp.	214,891	$ 18,149,694
CME Group, Inc.	62,101	14,688,749
Morningstar, Inc.	26,445	7,421,789
Tradeweb Markets, Inc.	112,693	9,520,305
		$49,780,537
Business Services – 14.4%
Accenture PLC, “A”	47,796	$ 15,104,492
Clarivate PLC (a)	709,114	10,622,528
Endava PLC, ADR (a)	156,988	20,907,662
Equifax, Inc.	43,418	9,479,886
Fidelity National Information Services, Inc.	312,455	29,755,090
FleetCor Technologies, Inc. (a)	92,340	21,626,028
Global Payments, Inc.	403,580	53,829,505
MSCI, Inc.	15,634	7,843,421
Paya, Inc. (a)	1,443,906	9,313,194
PayPal Holdings, Inc. (a)	226,912	25,398,260
TaskUs, Inc., “A” (a)	186,516	5,356,739
Thoughtworks Holding, Inc. (a)	615,130	14,061,872
Verisk Analytics, Inc., “A”	67,683	12,002,903
WEX, Inc. (a)	146,725	24,724,630
		$260,026,210
Cable TV – 0.2%
Charter Communications, Inc., “A” (a)	6,367	$ 3,831,533
Computer Software – 23.8%
Adobe Systems, Inc. (a)	133,060	$ 62,229,501
Asana, Inc. (a)	20,783	1,138,701
Atlassian Corp. PLC, “A” (a)	42,324	12,939,293
Autodesk, Inc. (a)	49,481	10,897,201
Avalara, Inc. (a)	45,720	4,750,765
Black Knight, Inc. (a)	206,970	11,629,644
Dun & Bradstreet Holdings, Inc. (a)	461,096	8,557,942
Eventbrite, Inc. (a)	65,150	984,416
Freshworks, Inc, “A” (a)	99,712	1,826,724
Intuit, Inc.	63,872	30,298,961
Microsoft Corp. (s)	720,072	215,150,313
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Paycor HCM, Inc. (a)	301,552	$ 8,464,565
Qualtrics International, “A” (a)	135,143	4,098,887
RAKUS Co. Ltd.	41,000	696,128
RingCentral, Inc. (a)	74,617	9,762,888
salesforce.com, inc. (a)	188,053	39,590,798
Topicus.com, Inc. (a)	105,492	7,417,315
		$430,434,042
Computer Software - Systems – 7.5%
Apple, Inc. (s)	128,385	$ 21,198,931
Block, Inc., “A” (a)	41,628	5,307,570
Constellation Software, Inc.	11,845	19,962,773
Descartes Systems Group, Inc. (a)	179,004	12,755,536
HubSpot, Inc. (a)	24,125	12,665,625
Nuvei Corp. (a)	87,812	4,767,313
Q2 Holdings, Inc. (a)	109,947	7,152,052
ServiceNow, Inc. (a)	59,451	34,476,824
TransUnion	129,823	11,782,736
Wix.com Ltd. (a)	57,075	5,226,929
		$135,296,289
Consumer Services – 3.5%
Booking Holdings, Inc. (a)	24,728	$ 53,715,398
Uber Technologies, Inc. (a)	286,498	10,322,523
		$64,037,921
Electronics – 11.3%
Advanced Micro Devices (a)(s)	395,205	$ 48,744,599
KLA Corp.	64,395	22,441,658
Lam Research Corp.	50,915	28,581,135
Marvell Technology, Inc.	347,789	23,764,422
Micron Technology, Inc.	215,584	19,156,794
NVIDIA Corp.	253,781	61,884,497
		$204,573,105
Insurance – 0.9%
Arthur J. Gallagher & Co.	96,620	$ 15,284,318
Internet – 12.8%
Alphabet, Inc., “A” (a)(s)	65,317	$ 176,430,361
Match Group, Inc. (a)	34,472	3,843,283
Mercadolibre, Inc. (a)	7,466	8,411,569
Meta Platforms, Inc., “A” (a)	83,713	17,665,955
Pinterest, Inc. (a)	101,343	2,710,925
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – continued
Tencent Holdings Ltd.	409,300	$ 22,245,071
		$231,307,164
Leisure & Toys – 1.3%
Activision Blizzard, Inc.	136,800	$ 11,149,200
Take-Two Interactive Software, Inc. (a)	78,116	12,654,792
		$23,803,992
Machinery & Tools – 0.0%
Xometry, Inc., “A” (a)(l)	16,147	$ 789,750
Medical & Health Technology & Services – 0.2%
Guardant Health, Inc. (a)	55,006	$ 3,645,248
Medical Equipment – 0.7%
Bio-Techne Corp.	9,215	$ 3,864,863
Maravai Lifesciences Holdings, Inc., “A” (a)	216,905	8,474,478
		$12,339,341
Other Banks & Diversified Financials – 6.6%
Mastercard, Inc., “A”	240,805	$ 86,887,260
Visa, Inc., “A”	145,972	31,547,469
		$118,434,729
Specialty Stores – 10.3%
Amazon.com, Inc. (a)(s)	57,904	$ 177,838,239
Farfetch Ltd., “A” (a)	179,094	3,411,741
JD.com, Inc., “A” (a)	19,490	701,661
Pinduoduo, Inc., ADR (a)	71,520	3,709,027
Sea Ltd., ADR (a)	5,644	821,766
		$186,482,434
Total Common Stocks (Identified Cost, $969,395,083)		$ 1,747,898,229
Investment Companies (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 0.06% (v) (Identified Cost, $58,451,025)	58,451,025	$ 58,451,025
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.06% (j) (Identified Cost, $383,468)	383,468	$ 383,468

Other Assets, Less Liabilities – 0.0%		269,853
Net Assets – 100.0%		$ 1,807,002,575
7

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $58,451,025 and $1,748,281,697, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
At February 28, 2022, the fund had cash collateral of $57,207 and other liquid securities with an aggregate value of $563,196 to cover any collateral or margin obligations for securities sold short and certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
8

Financial Statements
Statement of Assets and Liabilities
At 2/28/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $394,850 of securities on loan (identified cost, $969,778,551)	$1,748,281,697
Investments in affiliated issuers, at value (identified cost, $58,451,025)	58,451,025
Deposits with brokers for
Securities sold short	57,207
Receivables for
Investments sold	1,687,227
Fund shares sold	2,392,856
Interest and dividends	1,306,583
Other assets	54,162
Total assets	$1,812,230,757
Liabilities
Payables for
Investments purchased	$1,484,066
Fund shares reacquired	2,711,912
Collateral for securities loaned, at value	383,468
Payable to affiliates
Investment adviser	140,510
Administrative services fee	2,769
Shareholder servicing costs	339,328
Distribution and service fees	43,564
Payable for independent Trustees' compensation	6,152
Accrued expenses and other liabilities	116,413
Total liabilities	$5,228,182
Net assets	$1,807,002,575
Net assets consist of
Paid-in capital	$898,957,765
Total distributable earnings (loss)	908,044,810
Net assets	$1,807,002,575
Shares of beneficial interest outstanding	31,533,429
9

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$710,875,697	12,569,559	$56.56
Class B	32,481,179	714,719	45.45
Class C	150,670,880	3,324,510	45.32
Class I	476,251,422	7,677,525	62.03
Class R1	9,088,324	201,078	45.20
Class R2	28,635,092	543,691	52.67
Class R3	67,627,593	1,196,745	56.51
Class R4	33,768,815	562,610	60.02
Class R6	297,603,573	4,742,992	62.75

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $60.01 [100 / 94.25 x $56.56]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
10

Financial Statements
Statement of Operations
Six months ended 2/28/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$3,247,996
Other	51,284
Dividends from affiliated issuers	9,625
Income on securities loaned	3,848
Foreign taxes withheld	(3,797)
Total investment income	$3,308,956
Expenses
Management fee	$7,765,346
Distribution and service fees	2,361,771
Shareholder servicing costs	1,038,863
Administrative services fee	147,087
Independent Trustees' compensation	14,987
Custodian fee	59,122
Shareholder communications	36,866
Audit and tax fees	30,918
Legal fees	6,030
Miscellaneous	117,288
Total expenses	$11,578,278
Reduction of expenses by investment adviser and distributor	(147,927)
Net expenses	$11,430,351
Net investment income (loss)	$(8,121,395)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$191,598,963
Foreign currency	6,053
Net realized gain (loss)	$191,605,016
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(535,256,638)
Translation of assets and liabilities in foreign currencies	(64)
Net unrealized gain (loss)	$(535,256,702)
Net realized and unrealized gain (loss)	$(343,651,686)
Change in net assets from operations	$(351,773,081)
See Notes to Financial Statements
11

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21
Change in net assets
From operations
Net investment income (loss)	$(8,121,395)	$(17,168,546)
Net realized gain (loss)	191,605,016	262,544,681
Net unrealized gain (loss)	(535,256,702)	206,014,483
Change in net assets from operations	$(351,773,081)	$451,390,618
Total distributions to shareholders	$(249,750,373)	$(109,208,449)
Change in net assets from fund share transactions	$75,735,026	$(52,798,844)
Total change in net assets	$(525,788,428)	$289,383,325
Net assets
At beginning of period	2,332,791,003	2,043,407,678
At end of period	$1,807,002,575	$2,332,791,003
See Notes to Financial Statements
12

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$75.65	$64.90	$44.73	$45.65	$35.67	$28.27
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.27)	$(0.57)	$(0.35)	$(0.27)	$(0.26)	$(0.19)(c)
Net realized and unrealized gain (loss)	(10.47)	14.83	21.50	1.24	11.61	8.13
Total from investment operations	$(10.74)	$14.26	$21.15	$0.97	$11.35	$7.94
Less distributions declared to shareholders
From net realized gain	$(8.35)	$(3.51)	$(0.98)	$(1.89)	$(1.37)	$(0.54)
Net asset value, end of period (x)	$56.56	$75.65	$64.90	$44.73	$45.65	$35.67
Total return (%) (r)(s)(t)(x)	(15.84)(n)	22.97	48.23	2.97	32.79	28.58(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.13(a)	1.12	1.18	1.19	1.24	1.24(c)
Expenses after expense reductions	1.11(a)	1.11	1.16	1.18	1.22	1.23(c)
Net investment income (loss)	(0.80)(a)	(0.85)	(0.71)	(0.64)	(0.66)	(0.63)(c)
Portfolio turnover	20(n)	36	46	32	30	43
Net assets at end of period (000 omitted)	$710,876	$888,416	$745,157	$471,468	$484,477	$359,698
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	1.11	1.13	1.15	1.16	1.19(c)
See Notes to Financial Statements
13

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$62.67	$54.73	$38.16	$39.55	$31.31	$25.06
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.43)	$(0.89)	$(0.61)	$(0.50)	$(0.49)	$(0.38)(c)
Net realized and unrealized gain (loss)	(8.44)	12.34	18.16	1.00	10.10	7.17
Total from investment operations	$(8.87)	$11.45	$17.55	$0.50	$9.61	$6.79
Less distributions declared to shareholders
From net realized gain	$(8.35)	$(3.51)	$(0.98)	$(1.89)	$(1.37)	$(0.54)
Net asset value, end of period (x)	$45.45	$62.67	$54.73	$38.16	$39.55	$31.31
Total return (%) (r)(s)(t)(x)	(16.16)(n)	22.06	47.07	2.21	31.77	27.64(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.88(a)	1.87	1.93	1.94	1.99	1.99(c)
Expenses after expense reductions	1.86(a)	1.86	1.92	1.93	1.98	1.98(c)
Net investment income (loss)	(1.56)(a)	(1.59)	(1.46)	(1.39)	(1.41)	(1.38)(c)
Portfolio turnover	20(n)	36	46	32	30	43
Net assets at end of period (000 omitted)	$32,481	$44,390	$46,224	$41,017	$45,337	$34,396
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	1.86	1.88	1.90	1.92	1.94(c)
See Notes to Financial Statements
14

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$62.52	$54.61	$38.07	$39.47	$31.24	$25.01
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.43)	$(0.88)	$(0.61)	$(0.50)	$(0.49)	$(0.38)(c)
Net realized and unrealized gain (loss)	(8.42)	12.30	18.13	0.99	10.09	7.15
Total from investment operations	$(8.85)	$11.42	$17.52	$0.49	$9.60	$6.77
Less distributions declared to shareholders
From net realized gain	$(8.35)	$(3.51)	$(0.98)	$(1.89)	$(1.37)	$(0.54)
Net asset value, end of period (x)	$45.32	$62.52	$54.61	$38.07	$39.47	$31.24
Total return (%) (r)(s)(t)(x)	(16.17)(n)	22.06	47.11	2.19	31.81	27.62(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.88(a)	1.87	1.93	1.94	1.98	1.99(c)
Expenses after expense reductions	1.86(a)	1.86	1.92	1.93	1.97	1.98(c)
Net investment income (loss)	(1.56)(a)	(1.59)	(1.46)	(1.40)	(1.41)	(1.38)(c)
Portfolio turnover	20(n)	36	46	32	30	43
Net assets at end of period (000 omitted)	$150,671	$194,857	$183,286	$128,817	$128,707	$101,656
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	1.86	1.88	1.91	1.92	1.94(c)
See Notes to Financial Statements
15

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$82.06	$69.94	$48.02	$48.74	$37.90	$29.93
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.20)	$(0.43)	$(0.25)	$(0.18)	$(0.18)	$(0.13)(c)
Net realized and unrealized gain (loss)	(11.48)	16.06	23.15	1.35	12.39	8.64
Total from investment operations	$(11.68)	$15.63	$22.90	$1.17	$12.21	$8.51
Less distributions declared to shareholders
From net realized gain	$(8.35)	$(3.51)	$(0.98)	$(1.89)	$(1.37)	$(0.54)
Net asset value, end of period (x)	$62.03	$82.06	$69.94	$48.02	$48.74	$37.90
Total return (%) (r)(s)(t)(x)	(15.75)(n)	23.28	48.57	3.20	33.14	28.91(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.88(a)	0.87	0.93	0.94	0.99	0.99(c)
Expenses after expense reductions	0.86(a)	0.86	0.92	0.93	0.98	0.98(c)
Net investment income (loss)	(0.55)(a)	(0.59)	(0.46)	(0.40)	(0.41)	(0.39)(c)
Portfolio turnover	20(n)	36	46	32	30	43
Net assets at end of period (000 omitted)	$476,251	$608,833	$561,531	$315,655	$303,359	$174,275
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	0.86	0.88	0.91	0.92	0.95(c)
See Notes to Financial Statements
16

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$62.37	$54.49	$37.99	$39.39	$31.18	$24.96
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.43)	$(0.89)	$(0.62)	$(0.50)	$(0.49)	$(0.38)(c)
Net realized and unrealized gain (loss)	(8.39)	12.28	18.10	0.99	10.07	7.14
Total from investment operations	$(8.82)	$11.39	$17.48	$0.49	$9.58	$6.76
Less distributions declared to shareholders
From net realized gain	$(8.35)	$(3.51)	$(0.98)	$(1.89)	$(1.37)	$(0.54)
Net asset value, end of period (x)	$45.20	$62.37	$54.49	$37.99	$39.39	$31.18
Total return (%) (r)(s)(t)(x)	(16.16)(n)	22.05	47.10	2.19	31.80	27.63(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.88(a)	1.87	1.93	1.94	1.99	1.99(c)
Expenses after expense reductions	1.87(a)	1.86	1.91	1.93	1.98	1.98(c)
Net investment income (loss)	(1.55)(a)	(1.59)	(1.47)	(1.40)	(1.41)	(1.38)(c)
Portfolio turnover	20(n)	36	46	32	30	43
Net assets at end of period (000 omitted)	$9,088	$10,498	$9,882	$5,715	$5,534	$4,256
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	1.86	1.88	1.91	1.92	1.95(c)
See Notes to Financial Statements
17

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$71.12	$61.36	$42.45	$43.55	$34.17	$27.17
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.33)	$(0.68)	$(0.45)	$(0.36)	$(0.35)	$(0.26)(c)
Net realized and unrealized gain (loss)	(9.77)	13.95	20.34	1.15	11.10	7.80
Total from investment operations	$(10.10)	$13.27	$19.89	$0.79	$10.75	$7.54
Less distributions declared to shareholders
From net realized gain	$(8.35)	$(3.51)	$(0.98)	$(1.89)	$(1.37)	$(0.54)
Net asset value, end of period (x)	$52.67	$71.12	$61.36	$42.45	$43.55	$34.17
Total return (%) (r)(s)(t)(x)	(15.96)(n)	22.67	47.84	2.69	32.46	28.27(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.38(a)	1.37	1.43	1.44	1.48	1.49(c)
Expenses after expense reductions	1.36(a)	1.36	1.42	1.43	1.48	1.49(c)
Net investment income (loss)	(1.05)(a)	(1.09)	(0.97)	(0.90)	(0.91)	(0.89)(c)
Portfolio turnover	20(n)	36	46	32	30	43
Net assets at end of period (000 omitted)	$28,635	$37,797	$38,511	$29,339	$28,071	$23,625
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	1.36	1.38	1.41	1.42	1.45(c)
See Notes to Financial Statements
18

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$75.60	$64.85	$44.71	$45.63	$35.66	$28.26
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.27)	$(0.56)	$(0.35)	$(0.27)	$(0.27)	$(0.20)(c)
Net realized and unrealized gain (loss)	(10.47)	14.82	21.47	1.24	11.61	8.14
Total from investment operations	$(10.74)	$14.26	$21.12	$0.97	$11.34	$7.94
Less distributions declared to shareholders
From net realized gain	$(8.35)	$(3.51)	$(0.98)	$(1.89)	$(1.37)	$(0.54)
Net asset value, end of period (x)	$56.51	$75.60	$64.85	$44.71	$45.63	$35.66
Total return (%) (r)(s)(t)(x)	(15.85)(n)	22.99	48.18	2.97	32.77	28.59(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.13(a)	1.13	1.18	1.19	1.24	1.24(c)
Expenses after expense reductions	1.11(a)	1.11	1.17	1.18	1.23	1.23(c)
Net investment income (loss)	(0.81)(a)	(0.84)	(0.71)	(0.65)	(0.66)	(0.65)(c)
Portfolio turnover	20(n)	36	46	32	30	43
Net assets at end of period (000 omitted)	$67,628	$96,784	$109,884	$80,242	$79,534	$53,199
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	1.11	1.13	1.16	1.17	1.20(c)
See Notes to Financial Statements
19

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$79.68	$68.01	$46.72	$47.47	$36.95	$29.19
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.20)	$(0.42)	$(0.24)	$(0.17)	$(0.17)	$(0.13)(c)
Net realized and unrealized gain (loss)	(11.11)	15.60	22.51	1.31	12.06	8.43
Total from investment operations	$(11.31)	$15.18	$22.27	$1.14	$11.89	$8.30
Less distributions declared to shareholders
From net realized gain	$(8.35)	$(3.51)	$(0.98)	$(1.89)	$(1.37)	$(0.54)
Net asset value, end of period (x)	$60.02	$79.68	$68.01	$46.72	$47.47	$36.95
Total return (%) (r)(s)(t)(x)	(15.75)(n)	23.28	48.57	3.22	33.12	28.92(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.88(a)	0.87	0.93	0.94	0.99	0.99(c)
Expenses after expense reductions	0.86(a)	0.86	0.92	0.93	0.98	0.99(c)
Net investment income (loss)	(0.56)(a)	(0.59)	(0.47)	(0.40)	(0.41)	(0.39)(c)
Portfolio turnover	20(n)	36	46	32	30	43
Net assets at end of period (000 omitted)	$33,769	$47,324	$32,530	$25,310	$23,004	$14,443
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	0.85	0.89	0.91	0.92	0.95(c)
See Notes to Financial Statements
20

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$82.87	$70.54	$48.38	$49.03	$38.09	$30.05
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)	$(0.37)	$(0.20)	$(0.13)	$(0.13)	$(0.10)(c)
Net realized and unrealized gain (loss)	(11.60)	16.21	23.34	1.37	12.44	8.68
Total from investment operations	$(11.77)	$15.84	$23.14	$1.24	$12.31	$8.58
Less distributions declared to shareholders
From net realized gain	$(8.35)	$(3.51)	$(0.98)	$(1.89)	$(1.37)	$(0.54)
Net asset value, end of period (x)	$62.75	$82.87	$70.54	$48.38	$49.03	$38.09
Total return (%) (r)(s)(t)(x)	(15.70)(n)	23.39	48.71	3.33	33.24	29.03(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.78(a)	0.78	0.84	0.84	0.89	0.90(c)
Expenses after expense reductions	0.76(a)	0.77	0.82	0.83	0.88	0.89(c)
Net investment income (loss)	(0.46)(a)	(0.50)	(0.37)	(0.30)	(0.31)	(0.30)(c)
Portfolio turnover	20(n)	36	46	32	30	43
Net assets at end of period (000 omitted)	$297,604	$403,893	$316,404	$168,352	$138,924	$95,534
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	0.77	0.79	0.81	0.82	0.85(c)

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
21

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Technology Fund (the fund) is a non-diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the technology sector can be very volatile due to the rapid pace of product change, technological developments, and other factors.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a
22

Notes to Financial Statements (unaudited) - continued
broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes
23

Notes to Financial Statements (unaudited) - continued
unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,629,296,040	$—	$—	$1,629,296,040
Canada	44,902,937	—	—	44,902,937
United Kingdom	34,941,931	—	—	34,941,931
China	3,709,027	22,946,732	—	26,655,759
Philippines	5,356,739	—	—	5,356,739
Israel	5,226,929	—	—	5,226,929
Singapore	821,766	—	—	821,766
Japan	—	696,128	—	696,128
Mutual Funds	58,834,493	—	—	58,834,493
Total	$1,783,089,862	$23,642,860	$—	$1,806,732,722
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At February 28, 2022, the fund has yet to enter into such transactions.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least
24

Notes to Financial Statements (unaudited) - continued
equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $394,850. The fair value of the fund's investment securities on loan and a related liability of $383,468 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The value of the fund's securities on loan is marked to market daily and daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. The value of the fund's securities on loan net of the related collateral is $11,382 at period end. This collateral shortfall was adjusted for the following business day. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
25

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, straddle loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/21
Long-term capital gains	$109,208,449
26

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/22
Cost of investments	$1,032,800,298
Gross appreciation	847,829,037
Gross depreciation	(73,896,613)
Net unrealized appreciation (depreciation)	$ 773,932,424
As of 8/31/21
Undistributed ordinary income	64,444,592
Undistributed long-term capital gain	135,934,610
Net unrealized appreciation (depreciation)	1,309,189,062
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/22	Year ended 8/31/21
Class A	$97,004,773	$39,981,871
Class B	5,633,192	2,836,401
Class C	25,137,122	11,727,115
Class I	62,813,302	27,987,681
Class R1	1,457,279	660,107
Class R2	4,354,112	2,189,374
Class R3	9,789,520	6,034,105
Class R4	4,407,863	1,741,234
Class R6	39,153,210	16,050,561
Total	$249,750,373	$109,208,449
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%
MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended February 28, 2022, this management fee
27

Notes to Financial Statements (unaudited) - continued
reduction amounted to $147,456, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2022 was equivalent to an annual effective rate of 0.71% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $99,562 for the six months ended February 28, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,033,935
Class B	0.75%	0.25%	1.00%	1.00%	198,785
Class C	0.75%	0.25%	1.00%	1.00%	887,159
Class R1	0.75%	0.25%	1.00%	1.00%	50,973
Class R2	0.25%	0.25%	0.50%	0.50%	86,564
Class R3	—	0.25%	0.25%	0.25%	104,355
Total Distribution and Service Fees					$2,361,771
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2022, this rebate amounted to $464 and $7 for Class A and Class B, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of
28

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2022, were as follows:
Amount
Class A	$5,676
Class B	5,332
Class C	4,147
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2022, the fee was $107,453, which equated to 0.0100% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $931,410.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2022 was equivalent to an annual effective rate of 0.0137% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2022, the fund engaged in sale transactions pursuant to this policy, which amounted to $2,505,605. The sales transactions resulted in net realized gains (losses) of $(2,304,776).
29

Notes to Financial Statements (unaudited) - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2022, this reimbursement amounted to $51,336, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2022, purchases and sales of investments, other than short-term obligations, aggregated $412,161,224 and $630,955,024, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/22		Year ended 8/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	778,284	$52,098,910	2,041,235	$135,528,348
Class B	2,339	128,415	19,385	1,072,422
Class C	120,210	6,502,304	388,800	21,337,233
Class I	822,092	61,111,604	1,964,028	139,976,502
Class R1	33,660	1,786,442	62,331	3,426,469
Class R2	70,406	4,322,583	196,801	12,228,587
Class R3	122,423	8,088,201	553,491	36,617,031
Class R4	63,163	4,397,085	272,966	19,306,122
Class R6	452,420	33,700,406	1,945,342	140,788,322
	2,464,997	$172,135,950	7,444,379	$510,281,036
Shares issued to shareholders in reinvestment of distributions
Class A	1,420,260	$94,362,044	606,720	$38,781,516
Class B	103,866	5,554,746	52,636	2,802,337
Class C	451,349	24,074,933	208,877	11,093,450
Class I	788,615	57,442,721	364,594	25,233,552
Class R1	27,311	1,452,667	12,421	658,166
Class R2	69,869	4,325,571	35,971	2,165,483
Class R3	147,455	9,789,520	94,475	6,034,105
Class R4	54,585	3,847,149	22,758	1,529,365
Class R6	477,615	35,181,103	194,133	13,560,203
	3,540,925	$236,030,454	1,592,585	$101,858,177
30

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/22		Year ended 8/31/21
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,372,321)	$(90,082,702)	(2,387,042)	$(158,552,829)
Class B	(99,800)	(5,337,547)	(208,269)	(11,542,946)
Class C	(363,768)	(19,725,915)	(837,296)	(46,360,016)
Class I	(1,352,244)	(94,900,018)	(2,938,120)	(211,435,850)
Class R1	(28,200)	(1,447,155)	(87,800)	(4,960,576)
Class R2	(128,061)	(7,701,373)	(328,957)	(20,461,503)
Class R3	(353,378)	(23,828,111)	(1,062,054)	(71,182,913)
Class R4	(149,082)	(11,071,701)	(180,112)	(12,634,502)
Class R6	(1,060,704)	(78,336,856)	(1,751,522)	(127,806,922)
	(4,907,558)	$(332,431,378)	(9,781,172)	$(664,938,057)
Net change
Class A	826,223	$56,378,252	260,913	$15,757,035
Class B	6,405	345,614	(136,248)	(7,668,187)
Class C	207,791	10,851,322	(239,619)	(13,929,333)
Class I	258,463	23,654,307	(609,498)	(46,225,796)
Class R1	32,771	1,791,954	(13,048)	(875,941)
Class R2	12,214	946,781	(96,185)	(6,067,433)
Class R3	(83,500)	(5,950,390)	(414,088)	(28,531,777)
Class R4	(31,334)	(2,827,467)	115,612	8,200,985
Class R6	(130,669)	(9,455,347)	387,953	26,541,603
	1,098,364	$75,735,026	(744,208)	$(52,798,844)
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings,
31

Notes to Financial Statements (unaudited) - continued
at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2022, the fund’s commitment fee and interest expense were $4,016 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$16,102,802	$273,478,213	$231,129,990	$—	$—	$58,451,025

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$9,625	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(9) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund
32

Notes to Financial Statements (unaudited) - continued
to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(10) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
33

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
34

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 28, 2022
MFS®  U.S. Government Cash Reserve Fund
LMM-SEM

MFS® U.S. Government Cash Reserve Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
As a result of Russia’s invasion of Ukraine, the danger of wider geopolitical conflict has risen to a level not seen in decades, and this comes as sanctions aimed at countering Russia’s actions are exacerbating already mounting inflation. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve recently raised rates for the first time since 2018 and indicated that it is likely to tighten policy much more over the coming year. Meanwhile, the unsettled geopolitical backdrop and prospect of tighter financial conditions has led to increased volatility.
There are, however, encouraging signs for the markets. The Omicron wave of the coronavirus is receding outside Asia, unemployment is low, and there are signs that some global supply chain bottlenecks are beginning to ease, though events in Ukraine could hamper these advances. Additionally, easier Chinese monetary policy and the record pace of corporate stock buybacks are supportive elements, albeit amid an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and try to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
April 14, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (u)
Composition including fixed income credit quality (a)(u)
A-1+	52.3%
A-1	47.6%
Other Assets Less Liabilities	0.1%
Maturity breakdown (u)
0 - 7 days	44.3%
8 - 29 days	49.7%
30 - 59 days	5.9%
60 - 89 days	0.0%
Other Assets Less Liabilities	0.1%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.
Percentages are based on net assets as of February 28, 2022.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2021 through February 28, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/21	Ending Account Value 2/28/22	Expenses Paid During Period (p) 9/01/21-2/28/22
A	Actual	0.04%	$1,000.00	$1,000.14	$0.20
	Hypothetical (h)	0.04%	$1,000.00	$1,024.60	$0.20
B	Actual	0.04%	$1,000.00	$1,000.14	$0.20
	Hypothetical (h)	0.04%	$1,000.00	$1,024.60	$0.20
C	Actual	0.04%	$1,000.00	$1,000.14	$0.20
	Hypothetical (h)	0.04%	$1,000.00	$1,024.60	$0.20
I	Actual	0.04%	$1,000.00	$1,000.14	$0.20
	Hypothetical (h)	0.04%	$1,000.00	$1,024.60	$0.20
R1	Actual	0.04%	$1,000.00	$1,000.14	$0.20
	Hypothetical (h)	0.04%	$1,000.00	$1,024.60	$0.20
R2	Actual	0.04%	$1,000.00	$1,000.14	$0.20
	Hypothetical (h)	0.04%	$1,000.00	$1,024.60	$0.20
R3	Actual	0.04%	$1,000.00	$1,000.14	$0.20
	Hypothetical (h)	0.04%	$1,000.00	$1,024.60	$0.20
R4	Actual	0.04%	$1,000.00	$1,000.14	$0.20
	Hypothetical (h)	0.04%	$1,000.00	$1,024.60	$0.20
R6	Actual	0.04%	$1,000.00	$1,000.14	$0.20
	Hypothetical (h)	0.04%	$1,000.00	$1,024.60	$0.20
529A	Actual	0.04%	$1,000.00	$1,000.14	$0.20
	Hypothetical (h)	0.04%	$1,000.00	$1,024.60	$0.20
529B	Actual	0.04%	$1,000.00	$1,000.14	$0.20
	Hypothetical (h)	0.04%	$1,000.00	$1,024.60	$0.20
529C	Actual	0.04%	$1,000.00	$1,000.14	$0.20
	Hypothetical (h)	0.04%	$1,000.00	$1,024.60	$0.20
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
As more fully disclosed in Note 3 in the Notes to Financial Statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.
4

Portfolio of Investments
2/28/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 86.1%
Fannie Mae, 0.044%, due 3/02/2022	$ 4,402,000	$ 4,401,995
Fannie Mae, 0.054%, due 3/09/2022	5,705,000	5,704,933
Fannie Mae, 0.046%, due 3/16/2022	1,455,000	1,454,973
Fannie Mae, 0.03%, due 3/16/2022	1,448,000	1,447,982
Fannie Mae, 0.025%, due 3/23/2022	7,428,000	7,427,887
Federal Farm Credit Bank, 0.03%, due 3/03/2022	13,453,000	13,452,978
Federal Farm Credit Bank, 0.041%, due 3/16/2022	7,414,000	7,413,876
Federal Home Loan Bank, 0.022%, due 3/04/2022	15,075,000	15,074,972
Federal Home Loan Bank, 0.03%, due 3/14/2022	5,000,000	4,999,946
Federal Home Loan Bank, 0.02%, due 3/23/2022	16,000,000	15,999,804
Freddie Mac, 0.041%, due 3/17/2022	14,618,000	14,617,740
U.S. Treasury Bill, 0.025%, due 3/01/2022	6,350,000	6,350,000
U.S. Treasury Bill, 0.051%, due 3/01/2022	13,895,000	13,895,000
U.S. Treasury Bill, 0.025%, due 3/03/2022	6,350,000	6,349,991
U.S. Treasury Bill, 0.041%, due 3/03/2022	12,141,000	12,140,973
U.S. Treasury Bill, 0.037%, due 3/08/2022	3,721,000	3,720,974
U.S. Treasury Bill, 0.046%, due 3/08/2022	7,623,000	7,622,933
U.S. Treasury Bill, 0.042%, due 3/10/2022	3,721,000	3,720,962
U.S. Treasury Bill, 0.046%, due 3/10/2022	5,030,000	5,029,943
U.S. Treasury Bill, 0.01%, due 3/15/2022	12,064,000	12,063,953
U.S. Treasury Bill, 0.03%, due 3/15/2022	3,447,000	3,446,960
U.S. Treasury Bill, 0.046%, due 3/15/2022	6,562,000	6,561,885
U.S. Treasury Bill, 0.023%, due 3/17/2022	4,418,000	4,417,956
U.S. Treasury Bill, 0.046%, due 3/17/2022	3,000,000	2,999,940
U.S. Treasury Bill, 0.041%, due 3/24/2022	22,723,000	22,722,419
U.S. Treasury Bill, 0.051%, due 3/29/2022	15,036,000	15,035,415
U.S. Treasury Bill, 0.033%, due 4/05/2022	16,000,000	15,999,495
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$234,075,885
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Repurchase Agreements – 13.8%
Bank of America Corp. Repurchase Agreement, 0.05%, dated 2/28/2022, due 3/01/2022, total to be received $18,650,026 (secured by U.S. Treasury obligations valued at $19,029,282)	$ 18,650,000	$ 18,650,000
JPMorgan Chase & Co. Repurchase Agreement, 0.05%, dated 2/28/2022, due 3/01/2022, total to be received $18,746,026 (secured by U.S. Treasury obligations valued at $19,086,341)	18,746,000	18,746,000
Total Repurchase Agreements, at Cost and Value		$ 37,396,000

Other Assets, Less Liabilities – 0.1%		322,596
Net Assets – 100.0%		$271,794,481

(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements
6

Financial Statements
Statement of Assets and Liabilities
At 2/28/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at cost and value	$234,075,885
Investments in unaffiliated repurchase agreements, at cost and value	37,396,000
Cash	574
Receivables for
Fund shares sold	1,338,493
Interest	52
Receivable from investment adviser and distributor	78,696
Other assets	15,245
Total assets	$272,904,945
Liabilities
Payables for
Fund shares reacquired	$1,003,584
Payable to affiliates
Administrative services fee	518
Shareholder servicing costs	65,949
Program manager fees	180
Payable for independent Trustees' compensation	4,889
Accrued expenses and other liabilities	35,344
Total liabilities	$1,110,464
Net assets	$271,794,481
Net assets consist of
Paid-in capital	$271,803,768
Total distributable earnings (loss)	(9,287)
Net assets	$271,794,481
Shares of beneficial interest outstanding	272,029,286
7

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share
Class A	$137,022,475	137,140,959	$1.00
Class B	5,622,086	5,626,875	1.00
Class C	29,898,561	29,924,038	1.00
Class I	14,954,260	14,967,255	1.00
Class R1	8,462,717	8,470,257	1.00
Class R2	24,058,425	24,079,178	1.00
Class R3	16,046,290	16,060,126	1.00
Class R4	2,675,741	2,678,058	1.00
Class R6	112,565	112,664	1.00
Class 529A	28,163,462	28,187,790	1.00
Class 529B	139,048	139,167	1.00
Class 529C	4,638,851	4,642,919	1.00
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.
See Notes to Financial Statements
8

Financial Statements
Statement of Operations
Six months ended 2/28/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$52,710
Other	1,009
Total investment income	$53,719
Expenses
Management fee	$508,565
Distribution and service fees	481,908
Shareholder servicing costs	210,202
Program manager fees	8,272
Administrative services fee	22,186
Independent Trustees' compensation	2,878
Custodian fee	9,914
Shareholder communications	6,178
Audit and tax fees	19,850
Legal fees	806
Miscellaneous	87,848
Total expenses	$1,358,607
Reduction of expenses by investment adviser and distributor	(1,304,888)
Net expenses	$53,719
Net investment income (loss)	$0
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(4,685)
Change in net assets from operations	$(4,685)
See Notes to Financial Statements
9

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21
Change in net assets
From operations
Net investment income (loss)	$0	$0
Net realized gain (loss)	(4,685)	34,722
Change in net assets from operations	$(4,685)	$34,722
Total distributions to shareholders	$(34,935)	$—
Change in net assets from fund share transactions	$6,579,566	$(36,517,974)
Total change in net assets	$6,539,946	$(36,483,252)
Net assets
At beginning of period	265,254,535	301,737,787
At end of period	$271,794,481	$265,254,535
See Notes to Financial Statements
10

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.00	$0.00(w)	$0.02	$0.01	$0.00(c)(w)
Net realized and unrealized gain (loss)	(0.00)(w)	0.00(w)	0.00(w)	0.00(w)	—	(0.00)(w)
Total from investment operations	$(0.00)(w)	$0.00(w)	$0.00(w)	$0.02	$0.01	$0.00(w)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.00)(w)	$(0.02)	$(0.01)	$(0.00)(w)
From net realized gain	(0.00)(w)	—	—	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.01(n)	0.00	0.54	1.58	0.76	0.08(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.93(a)	0.91	0.96	0.98	0.94	0.91(c)
Expenses after expense reductions	0.04(a)	0.05	0.44	0.72	0.68	0.50(c)
Net investment income (loss)	0.00(a)	0.00	0.44	1.57	0.76	0.08(c)
Net assets at end of period (000 omitted)	$137,022	$128,482	$140,426	$99,511	$100,463	$105,859
See Notes to Financial Statements
11

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.00	$0.00(w)	$0.02	$0.01	$0.00(c)(w)
Net realized and unrealized gain (loss)	(0.00)(w)	0.00(w)	0.00(w)	0.00(w)	—	(0.00)(w)
Total from investment operations	$(0.00)(w)	$0.00(w)	$0.00(w)	$0.02	$0.01	$0.00(w)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.00)(w)	$(0.02)	$(0.01)	$(0.00)(w)
From net realized gain	(0.00)(w)	—	—	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.01(n)	0.00	0.54	1.58	0.76	0.08(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.68(a)	1.66	1.71	1.73	1.69	1.66(c)
Expenses after expense reductions	0.04(a)	0.05	0.47	0.72	0.68	0.51(c)
Net investment income (loss)	0.00(a)	0.00	0.49	1.57	0.72	0.07(c)
Net assets at end of period (000 omitted)	$5,622	$6,792	$9,528	$8,977	$11,664	$17,338
See Notes to Financial Statements
12

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.00	$0.00(w)	$0.02	$0.01	$0.00(c)(w)
Net realized and unrealized gain (loss)	(0.00)(w)	0.00(w)	0.00(w)	0.00(w)	—	(0.00)(w)
Total from investment operations	$(0.00)(w)	$0.00(w)	$0.00(w)	$0.02	$0.01	$0.00(w)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.00)(w)	$(0.02)	$(0.01)	$(0.00)(w)
From net realized gain	(0.00)(w)	—	—	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.01(n)	0.00	0.54	1.58	0.76	0.08(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.68(a)	1.66	1.71	1.73	1.69	1.66(c)
Expenses after expense reductions	0.04(a)	0.05	0.40	0.72	0.68	0.50(c)
Net investment income (loss)	0.00(a)	0.00	0.37	1.57	0.68	0.07(c)
Net assets at end of period (000 omitted)	$29,899	$23,748	$34,508	$19,438	$18,451	$38,458
See Notes to Financial Statements
13

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19(i)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.00	$0.00(w)	$0.02
Net realized and unrealized gain (loss)	(0.00)(w)	0.00(w)	0.00(w)	0.00(w)
Total from investment operations	$(0.00)(w)	$0.00(w)	$0.00(w)	$0.02
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.00)(w)	$(0.02)
From net realized gain	(0.00)(w)	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.01(n)	0.00	0.54	1.52(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.68(a)	0.65	0.69	0.73(a)
Expenses after expense reductions	0.04(a)	0.05	0.23	0.72(a)
Net investment income (loss)	0.00(a)	0.00	0.06	1.60(a)
Net assets at end of period (000 omitted)	$14,954	$12,819	$9,797	$56

Class R1	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.00	$0.00(w)	$0.02	$0.01	$0.00(c)(w)
Net realized and unrealized gain (loss)	(0.00)(w)	0.00(w)	0.00(w)	0.00(w)	—	(0.00)(w)
Total from investment operations	$(0.00)(w)	$0.00(w)	$0.00(w)	$0.02	$0.01	$0.00(w)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.00)(w)	$(0.02)	$(0.01)	$(0.00)(w)
From net realized gain	(0.00)(w)	—	—	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.01(n)	0.00	0.54	1.57	0.76	0.08(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.68(a)	1.65	1.71	1.73	1.69	1.66(c)
Expenses after expense reductions	0.04(a)	0.05	0.47	0.72	0.68	0.50(c)
Net investment income (loss)	0.00(a)	0.00	0.48	1.57	0.72	0.07(c)
Net assets at end of period (000 omitted)	$8,463	$8,761	$9,209	$7,610	$8,305	$12,236
See Notes to Financial Statements
14

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.00	$0.01	$0.02	$0.01	$0.00(c)(w)
Net realized and unrealized gain (loss)	(0.00)(w)	0.00(w)	0.00(w)	0.00(w)	—	(0.00)(w)
Total from investment operations	$(0.00)(w)	$0.00(w)	$0.01	$0.02	$0.01	$0.00(w)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.01)	$(0.02)	$(0.01)	$(0.00)(w)
From net realized gain	(0.00)(w)	—	—	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.01(n)	0.00	0.54	1.57	0.76	0.08(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.18(a)	1.16	1.21	1.23	1.19	1.16(c)
Expenses after expense reductions	0.04(a)	0.05	0.48	0.72	0.68	0.51(c)
Net investment income (loss)	0.00(a)	0.00	0.51	1.57	0.73	0.08(c)
Net assets at end of period (000 omitted)	$24,058	$26,432	$33,676	$31,672	$34,993	$48,184
See Notes to Financial Statements
15

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.00	$0.00(w)	$0.02	$0.01	$0.00(c)(w)
Net realized and unrealized gain (loss)	(0.00)(w)	0.00(w)	0.00(w)	0.00(w)	—	(0.00)(w)
Total from investment operations	$(0.00)(w)	$0.00(w)	$0.00(w)	$0.02	$0.01	$0.00(w)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.00)(w)	$(0.02)	$(0.01)	$(0.00)(w)
From net realized gain	(0.00)(w)	—	—	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.01(n)	0.00	0.54	1.57	0.76	0.08(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.93(a)	0.90	0.96	0.98	0.94	0.91(c)
Expenses after expense reductions	0.04(a)	0.05	0.44	0.72	0.68	0.51(c)
Net investment income (loss)	0.00(a)	0.00	0.44	1.55	0.73	0.08(c)
Net assets at end of period (000 omitted)	$16,046	$21,266	$24,536	$16,471	$26,227	$35,196
See Notes to Financial Statements
16

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.00	$0.01	$0.02	$0.01	$0.00(c)(w)
Net realized and unrealized gain (loss)	(0.00)(w)	0.00(w)	0.00(w)	0.00(w)	—	(0.00)(w)
Total from investment operations	$(0.00)(w)	$0.00(w)	$0.01	$0.02	$0.01	$0.00(w)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.01)	$(0.02)	$(0.01)	$(0.00)(w)
From net realized gain	(0.00)(w)	—	—	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.01(n)	0.00	0.54	1.57	0.76	0.08(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.68(a)	0.65	0.71	0.73	0.69	0.67(c)
Expenses after expense reductions	0.04(a)	0.05	0.49	0.72	0.68	0.52(c)
Net investment income (loss)	0.00(a)	0.00	0.54	1.57	0.74	0.08(c)
Net assets at end of period (000 omitted)	$2,676	$2,676	$2,709	$2,676	$2,729	$3,250
See Notes to Financial Statements
17

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19(i)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.00	$0.00(w)	$0.02
Net realized and unrealized gain (loss)	(0.00)(w)	0.00(w)	0.00(w)	0.00(w)
Total from investment operations	$(0.00)(w)	$0.00(w)	$0.00(w)	$0.02
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.00)(w)	$(0.02)
From net realized gain	(0.00)(w)	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.01(n)	0.00	0.58	1.58(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.62(a)	0.59	0.65	0.66(a)
Expenses after expense reductions	0.04(a)	0.05	0.42	0.65(a)
Net investment income (loss)	0.00(a)	0.00	0.46	1.65(a)
Net assets at end of period (000 omitted)	$113	$113	$113	$54

Class 529A	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.00	$0.00(w)	$0.02	$0.01	$0.00(c)(w)
Net realized and unrealized gain (loss)	(0.00)(w)	0.00(w)	0.00(w)	0.00(w)	—	(0.00)(w)
Total from investment operations	$(0.00)(w)	$0.00(w)	$0.00(w)	$0.02	$0.01	$0.00(w)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.00)(w)	$(0.02)	$(0.01)	$(0.00)(w)
From net realized gain	(0.00)(w)	—	—	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.01(n)	0.00	0.51	1.53	0.71	0.06(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.98(a)	0.95	1.01	1.03	1.00	1.01(c)
Expenses after expense reductions	0.04(a)	0.05	0.47	0.77	0.73	0.53(c)
Net investment income (loss)	0.00(a)	0.00	0.44	1.52	0.73	0.06(c)
Net assets at end of period (000 omitted)	$28,163	$27,919	$28,695	$19,061	$15,197	$13,208
See Notes to Financial Statements
18

Financial Highlights – continued
Class 529B	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.00	$0.01	$0.02	$0.01	$0.00(c)(w)
Net realized and unrealized gain (loss)	(0.00)(w)	0.00(w)	0.00(w)	0.00(w)	—	(0.00)(w)
Total from investment operations	$(0.00)(w)	$0.00(w)	$0.01	$0.02	$0.01	$0.00(w)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.01)	$(0.02)	$(0.01)	$(0.00)(w)
From net realized gain	(0.00)(w)	—	—	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.01(n)	0.00	0.51	1.53	0.71	0.06(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.73(a)	1.71	1.76	1.78	1.75	1.76(c)
Expenses after expense reductions	0.04(a)	0.05	0.53	0.77	0.73	0.53(c)
Net investment income (loss)	0.00(a)	0.00	0.53	1.51	0.71	0.06(c)
Net assets at end of period (000 omitted)	$139	$182	$183	$247	$293	$348
See Notes to Financial Statements
19

Financial Highlights – continued
Class 529C	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.00	$0.00(w)	$0.02	$0.01	$0.00(c)(w)
Net realized and unrealized gain (loss)	(0.00)(w)	0.00(w)	0.00(w)	0.00(w)	—	(0.00)(w)
Total from investment operations	$(0.00)(w)	$0.00(w)	$0.00(w)	$0.02	$0.01	$0.00(w)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.00)(w)	$(0.02)	$(0.01)	$(0.00)(w)
From net realized gain	(0.00)(w)	—	—	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.01(n)	0.00	0.51	1.53	0.71	0.06(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.73(a)	1.71	1.76	1.78	1.75	1.76(c)
Expenses after expense reductions	0.04(a)	0.05	0.49	0.77	0.73	0.54(c)
Net investment income (loss)	0.00(a)	0.00	0.46	1.52	0.70	0.06(c)
Net assets at end of period (000 omitted)	$4,639	$6,062	$8,360	$6,437	$6,419	$6,957

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(i)	For Class I and Class R6, the period is from the class inception, September 18, 2018, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
See Notes to Financial Statements
20

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS U.S. Government Cash Reserve Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar
21

Notes to Financial Statements (unaudited) - continued
securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$271,471,885	$—	$271,471,885
For further information regarding security characteristics, see the Portfolio of Investments.
Repurchase Agreements — The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At February 28, 2022, the fund had investments in repurchase agreements with a gross value of $37,396,000 included in investments in unaffiliated issuers in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts
22

Notes to Financial Statements (unaudited) - continued
in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended August 31, 2021, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions made during the current period will be determined at fiscal year end. The fund declared no distributions for the year ended August 31, 2021.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/22
Cost of investments	$271,471,885
As of 8/31/21
Undistributed ordinary income	34,282
Other temporary differences	(3,949)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Class 529B and Class 529C shares will convert to Class 529A shares approximately eight years after purchase. On December 29, 2021, the fund announced that effective on or about March 21, 2022, all Class 529B and Class 529C shares will be converted into Class 529A shares. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/22	Year ended 8/31/21
Class A	$17,280	$—
Class B	819	—
Class C	2,445	—
Class I	1,794	—
Class R1	1,279	—
Class R2	3,572	—
Class R3	2,638	—
Class R4	375	—
Class R6	16	—
Class 529A	3,979	—
Class 529B	18	—
Class 529C	720	—
Total	$34,935	$—
23

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion	0.35%
During the six months ended February 28, 2022, MFS voluntarily waived receipt of $417,209 of the fund’s management fee in order to avoid a negative yield. For the six months ended February 28, 2022, this amount is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2022, this management fee reduction amounted to $17,468, which is included in the reduction of total expenses in the Statement of Operations. For the six months ended February 28, 2022, these waivers had the effect of reducing the management fee by 0.34% of average daily net assets on an annualized basis. The management fee incurred for the six months ended February 28, 2022 was equivalent to an annual effective rate of 0.06% of the fund’s average daily net assets.
In order to avoid a negative yield for the six months ended February 28, 2022, MFS voluntarily agreed to reduce certain other expenses in the amount of $78,725, which is included in the reduction of total expenses in the Statement of Operations.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.37%	0.50%	0.50%	0.50%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2022. For the six months ended February 28, 2022, this reduction amounted to $301,306, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
24

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.00%	$ 157,349
Class B	0.75%	0.25%	1.00%	0.00%	29,859
Class C	0.75%	0.25%	1.00%	0.00%	103,509
Class R1	0.75%	0.25%	1.00%	0.00%	44,539
Class R2	0.25%	0.25%	0.50%	0.00%	62,414
Class R3	—	0.25%	0.25%	0.00%	23,221
Class 529A	—	0.25%	0.25%	0.00%	34,807
Class 529B	0.75%	0.25%	1.00%	0.00%	742
Class 529C	0.75%	0.25%	1.00%	0.00%	25,468
Total Distribution and Service Fees					$481,908
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2022 based on each class's average daily net assets. MFD has agreed in writing to waive any distribution and/or service fees for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class 529A, Class 529B, and Class 529C. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2022. These reductions, for the six months ended February 28,2022, for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class 529A, Class 529B, and Class 529C amounted to $157,349, $29,859, $103,509, $44,539, $62,414, $23,221, $34,807, $742, and $25,468, respectively, and are included in the reduction of total expenses in the Statement of Operations
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2022, were as follows:
Amount
Class A	$1,166
Class B	2,176
Class C	234
Class 529B	—
Class 529C	411
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. During the
25

Notes to Financial Statements (unaudited) - continued
six months ended February 28, 2021, MFS voluntarily agreed to reduce the fund’s program manager fees in the amount of $8,272 in order to avoid a negative yield for Class 529A, Class 529B, and Class 529C shares. For the six months ended February 28, 2022, this amount is included in the reduction of total expenses in the Statements of Operations. This voluntary reduction had the effect of reducing the program manager fee by 0.05% of average daily net assets attributable to each of the Class 529A, Class 529B, and 529C shares on an annualized basis. The program manager fee incurred for the six months ended February 28, 2022, was equivalent to an annual effective rate of 0.00% of average daily net assets attributable to each of the Class 529A, Class 529B, and 529C shares. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2022, were as follows:
	Fee	Waiver
Class 529A	$6,962	$6,962
Class 529B	37	37
Class 529C	1,273	1,273
Total Program Manager Fees and Waivers	$8,272	$8,272
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2022, the fee was $85,099, which equated to 0.0669% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $125,103.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2022 was equivalent to an annual effective rate of 0.0174% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent
26

Notes to Financial Statements (unaudited) - continued
Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $110 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2022. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $3,735 at February 28, 2022, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other - On June 18, 2021, MFS redeemed 51,033 shares of Class I for an aggregate amount of $51,033
At February 28, 2022, MFS held 100% of the outstanding shares of Class R4.
(4) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The number of shares sold, reinvested and reacquired corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares reacquired, respectively, since shares are sold and reacquired at $1.00 per share. Transactions in fund shares were as follows:
	Six months ended 2/28/22	Year ended 8/31/21
Shares sold
Class A	40,527,366	97,787,393
Class B	1,043,465	4,831,542
Class C	17,027,446	19,196,047
Class I	5,704,113	8,377,442
Class R1	2,961,241	6,051,818
Class R2	3,638,571	9,662,586
Class R3	3,137,520	11,062,318
Class R4	—	6,597
Class R6	246	436
Class 529A	5,638,983	13,853,558
Class 529B	27,132	124,416
Class 529C	791,918	3,513,764
	80,498,001	174,467,917
27

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/22	Year ended 8/31/21
Shares issued to shareholders in reinvestment of distributions
Class A	16,728	—
Class B	783	—
Class C	2,430	—
Class I	1,784	—
Class R1	1,279	—
Class R2	3,572	—
Class R3	2,639	—
Class R4	375	—
Class R6	16	—
Class 529A	3,968	—
Class 529B	19	—
Class 529C	719	—
	34,312	—
Shares reacquired
Class A	(31,980,227)	(109,743,581)
Class B	(2,214,793)	(7,568,950)
Class C	(10,871,348)	(29,965,240)
Class I	(3,567,572)	(5,352,725)
Class R1	(3,260,152)	(6,499,432)
Class R2	(6,014,577)	(16,912,492)
Class R3	(8,362,099)	(14,334,675)
Class R4	—	(39,756)
Class R6	(234)	(549)
Class 529A	(5,395,187)	(14,630,123)
Class 529B	(70,219)	(125,318)
Class 529C	(2,216,339)	(5,813,050)
	(73,952,747)	(210,985,891)
28

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/22	Year ended 8/31/21
Net change
Class A	8,563,867	(11,956,188)
Class B	(1,170,545)	(2,737,408)
Class C	6,158,528	(10,769,193)
Class I	2,138,325	3,024,717
Class R1	(297,632)	(447,614)
Class R2	(2,372,434)	(7,249,906)
Class R3	(5,221,940)	(3,272,357)
Class R4	375	(33,159)
Class R6	28	(113)
Class 529A	247,764	(776,565)
Class 529B	(43,068)	(902)
Class 529C	(1,423,702)	(2,299,286)
	6,579,566	(36,517,974)
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. On December 29, 2021, the fund announced the termination of the fund's Class 529A, Class 529B, and Class 529C shares effective on or about June 9, 2022. In connection with the termination, all sales of Class 529B and Class 529C shares will be suspended effective after the close of business on or about March 18, 2022, and Class 529B and Class 529C shares will be converted into Class 529A shares of the fund effective on or about March 21, 2022. In addition, effective after the close of business on or about May 13, 2022, all sales and redemptions of Class 529A shares will be suspended in anticipation of a complete redemption of Class 529A shares on or about May 20, 2022. Please see the fund’s prospectus for details.
Effective at the close of business on May 29, 2020, purchases of the fund are closed to new and existing investors subject to certain exceptions. Please see the fund's prospectus for details.
(5) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings,
29

Notes to Financial Statements (unaudited) - continued
at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2022, the fund’s commitment fee and interest expense were $492 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(6) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(7) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(8) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
30

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Portfolio Holdings Information
The fund files monthly portfolio information with the SEC on Form N-MFP. The fund’s Form N-MFP reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can also access the fund’s portfolio holdings as of each month end and the fund’s Form N-MFP reports at  mfs.com/openendfunds after choosing “Click here for access to Money Market fund reports”.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
31

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
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Suite 219341
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Kansas City, MO 64105-1407

Semiannual Report
February 28, 2022
MFS®  Value Fund
EIF-SEM

MFS® Value Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
As a result of Russia’s invasion of Ukraine, the danger of wider geopolitical conflict has risen to a level not seen in decades, and this comes as sanctions aimed at countering Russia’s actions are exacerbating already mounting inflation. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve recently raised rates for the first time since 2018 and indicated that it is likely to tighten policy much more over the coming year. Meanwhile, the unsettled geopolitical backdrop and prospect of tighter financial conditions has led to increased volatility.
There are, however, encouraging signs for the markets. The Omicron wave of the coronavirus is receding outside Asia, unemployment is low, and there are signs that some global supply chain bottlenecks are beginning to ease, though events in Ukraine could hamper these advances. Additionally, easier Chinese monetary policy and the record pace of corporate stock buybacks are supportive elements, albeit amid an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and try to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
April 14, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure
Top ten holdings
JPMorgan Chase & Co.	3.9%
Johnson & Johnson	3.4%
Aon PLC	2.7%
Comcast Corp., “A”	2.5%
Northrop Grumman Corp.	2.5%
Accenture PLC, “A”	2.3%
Texas Instruments, Inc.	2.3%
Chubb Ltd.	2.3%
Honeywell International, Inc.	2.2%
Cigna Corp.	2.1%
GICS equity sectors (g)
Financials	27.6%
Health Care	18.5%
Industrials	18.1%
Information Technology	7.9%
Consumer Staples	6.8%
Utilities	6.4%
Materials	4.0%
Communication Services	3.2%
Energy	2.8%
Consumer Discretionary	2.6%
Real Estate	0.5%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2022.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2021 through February 28, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/21	Ending Account Value 2/28/22	Expenses Paid During Period (p) 9/01/21-2/28/22
A	Actual	0.78%	$1,000.00	$976.76	$3.82
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91
B	Actual	1.53%	$1,000.00	$972.98	$7.48
	Hypothetical (h)	1.53%	$1,000.00	$1,017.21	$7.65
C	Actual	1.53%	$1,000.00	$973.10	$7.49
	Hypothetical (h)	1.53%	$1,000.00	$1,017.21	$7.65
I	Actual	0.53%	$1,000.00	$977.90	$2.60
	Hypothetical (h)	0.53%	$1,000.00	$1,022.17	$2.66
R1	Actual	1.53%	$1,000.00	$973.13	$7.49
	Hypothetical (h)	1.53%	$1,000.00	$1,017.21	$7.65
R2	Actual	1.03%	$1,000.00	$975.51	$5.05
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16
R3	Actual	0.78%	$1,000.00	$976.69	$3.82
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91
R4	Actual	0.53%	$1,000.00	$977.94	$2.60
	Hypothetical (h)	0.53%	$1,000.00	$1,022.17	$2.66
R6	Actual	0.42%	$1,000.00	$978.39	$2.06
	Hypothetical (h)	0.42%	$1,000.00	$1,022.71	$2.11
529A	Actual	0.81%	$1,000.00	$976.48	$3.97
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
529B	Actual	0.83%	$1,000.00	$976.49	$4.07
	Hypothetical (h)	0.83%	$1,000.00	$1,020.68	$4.16
529C	Actual	1.58%	$1,000.00	$972.93	$7.73
	Hypothetical (h)	1.58%	$1,000.00	$1,016.96	$7.90
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
For the period from September 1, 2021 through February 28, 2022, the distribution fee for Class 529B was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.58%, $7.74, and $7.90 for Class 529B. See Note 3 in the Notes to Financial Statements for additional information.

Expense Table - continued
Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares, this rebate reduced the expense ratio above by 0.03%. See Note 3 in the Notes to Financial Statements for additional information.

Portfolio of Investments
2/28/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace & Defense – 6.5%
Honeywell International, Inc.	7,253,197	$ 1,376,294,131
Lockheed Martin Corp.	1,206,466	523,364,951
Northrop Grumman Corp.	3,658,688	1,617,652,312
Raytheon Technologies Corp.	5,886,214	604,514,178
		$4,121,825,572
Alcoholic Beverages – 1.5%
Diageo PLC	19,540,269	$ 976,444,622
Brokerage & Asset Managers – 3.4%
BlackRock, Inc.	1,096,910	$ 815,980,380
KKR & Co., Inc.	5,942,286	357,250,234
NASDAQ, Inc.	5,763,441	986,412,927
		$2,159,643,541
Business Services – 4.4%
Accenture PLC, “A”	4,660,797	$ 1,472,905,068
Equifax, Inc.	3,295,700	719,583,138
Fidelity National Information Services, Inc.	5,029,051	478,916,527
Fiserv, Inc. (a)	1,243,687	121,470,909
		$2,792,875,642
Cable TV – 3.2%
Charter Communications, Inc., “A” (a)	718,011	$ 432,084,660
Comcast Corp., “A”	34,830,750	1,628,685,870
		$2,060,770,530
Chemicals – 1.4%
PPG Industries, Inc.	6,782,274	$ 905,094,465
Construction – 3.0%
Masco Corp.	8,023,642	$ 449,644,898
Otis Worldwide Corp.	2,517,096	197,164,130
Sherwin-Williams Co.	2,473,602	650,878,894
Stanley Black & Decker, Inc.	3,636,808	591,708,661
		$1,889,396,583
Consumer Products – 2.4%
Colgate-Palmolive Co.	5,679,774	$ 437,058,609
International Flavors & Fragrances, Inc.	1,921,703	255,586,499
Kimberly-Clark Corp.	3,983,813	518,493,262

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Reckitt Benckiser Group PLC	3,928,162	$ 333,093,366
		$1,544,231,736
Electrical Equipment – 1.3%
Johnson Controls International PLC	13,000,703	$ 844,525,667
Electronics – 4.6%
Analog Devices, Inc.	2,849,133	$ 456,687,528
Intel Corp.	9,054,760	431,912,052
NXP Semiconductors N.V.	3,270,724	621,830,047
Texas Instruments, Inc.	8,509,121	1,446,465,479
		$2,956,895,106
Energy - Independent – 2.8%
ConocoPhillips	8,617,941	$ 817,497,883
EOG Resources, Inc.	4,526,042	520,132,747
Pioneer Natural Resources Co.	1,910,635	457,788,146
		$1,795,418,776
Food & Beverages – 3.2%
Archer Daniels Midland Co.	3,675,788	$ 288,365,568
Nestle S.A.	8,228,697	1,074,728,303
PepsiCo, Inc.	4,314,736	706,494,873
		$2,069,588,744
Gaming & Lodging – 1.0%
Marriott International, Inc., “A” (a)	3,744,300	$ 637,055,202
Health Maintenance Organizations – 2.1%
Cigna Corp.	5,716,570	$ 1,359,286,015
Insurance – 10.3%
Aon PLC	5,928,590	$ 1,731,978,283
Chubb Ltd.	7,089,435	1,443,692,543
Marsh & McLennan Cos., Inc.	8,679,092	1,348,817,688
Progressive Corp.	11,207,795	1,187,241,724
Travelers Cos., Inc.	5,189,623	891,732,920
		$6,603,463,158
Machinery & Tools – 4.7%
Eaton Corp. PLC	6,714,451	$ 1,035,972,645
Illinois Tool Works, Inc.	4,686,551	1,013,888,443
PACCAR, Inc.	3,677,526	337,633,662
Trane Technologies PLC	3,977,467	612,251,495
		$2,999,746,245

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 8.3%
Goldman Sachs Group, Inc.	2,084,545	$ 711,434,363
JPMorgan Chase & Co.	17,745,574	2,516,322,393
Morgan Stanley	13,374,512	1,213,603,219
PNC Financial Services Group, Inc.	4,259,975	848,800,019
		$5,290,159,994
Medical & Health Technology & Services – 1.2%
McKesson Corp.	2,893,200	$ 795,514,272
Medical Equipment – 7.8%
Abbott Laboratories	7,985,777	$ 963,244,422
Boston Scientific Corp. (a)	14,347,041	633,708,801
Danaher Corp.	3,332,317	914,421,108
Medtronic PLC	11,635,741	1,221,636,447
Thermo Fisher Scientific, Inc.	2,235,757	1,216,251,808
		$4,949,262,586
Other Banks & Diversified Financials – 5.6%
American Express Co.	6,166,402	$ 1,199,611,845
Citigroup, Inc.	17,946,981	1,062,999,685
Moody's Corp.	853,110	274,727,013
Truist Financial Corp.	7,696,026	478,846,738
U.S. Bancorp	9,938,809	561,940,261
		$3,578,125,542
Pharmaceuticals – 7.4%
Johnson & Johnson	13,321,193	$ 2,192,268,732
Merck & Co., Inc.	12,359,708	946,506,438
Pfizer, Inc.	28,887,402	1,355,974,650
Roche Holding AG	564,650	215,399,414
		$4,710,149,234
Railroad & Shipping – 2.6%
Canadian National Railway Co.	3,219,522	$ 399,188,533
Union Pacific Corp.	5,016,804	1,233,882,944
		$1,633,071,477
Real Estate – 0.5%
Public Storage, Inc., REIT	832,182	$ 295,441,254
Specialty Chemicals – 1.1%
DuPont de Nemours, Inc.	9,293,908	$ 719,069,662
Specialty Stores – 1.6%
Lowe's Cos., Inc.	4,701,453	$ 1,039,303,200

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 6.5%
American Electric Power Co., Inc.	5,174,394	$ 469,058,816
Dominion Energy, Inc.	12,487,840	993,157,915
Duke Energy Corp.	13,032,960	1,308,639,514
Southern Co.	16,130,136	1,044,748,909
Xcel Energy, Inc.	4,537,437	305,505,633
		$4,121,110,787
Total Common Stocks (Identified Cost, $33,502,662,476)		$62,847,469,612
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 0.06% (v) (Identified Cost, $901,901,903)	901,901,903	$ 901,901,902

Other Assets, Less Liabilities – 0.2%		144,753,337
Net Assets – 100.0%		$63,894,124,851

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $901,901,902 and $62,847,469,612, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 2/28/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $33,502,662,476)	$62,847,469,612
Investments in affiliated issuers, at value (identified cost, $901,901,903)	901,901,902
Receivables for
Investments sold	60,159,038
Fund shares sold	90,286,596
Dividends	146,117,593
Other assets	185,822
Total assets	$64,046,120,563
Liabilities
Payables for
Investments purchased	$66,720,003
Fund shares reacquired	71,262,657
Payable to affiliates
Investment adviser	2,861,831
Administrative services fee	6,392
Shareholder servicing costs	9,450,483
Distribution and service fees	384,804
Program manager fees	237
Payable for independent Trustees' compensation	19,153
Accrued expenses and other liabilities	1,290,152
Total liabilities	$151,995,712
Net assets	$63,894,124,851
Net assets consist of
Paid-in capital	$33,372,202,545
Total distributable earnings (loss)	30,521,922,306
Net assets	$63,894,124,851
Shares of beneficial interest outstanding	1,248,880,841

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$8,106,991,022	158,837,976	$51.04
Class B	43,699,563	859,864	50.82
Class C	636,373,233	12,629,065	50.39
Class I	27,165,119,750	528,814,934	51.37
Class R1	18,053,567	361,583	49.93
Class R2	357,166,502	7,078,446	50.46
Class R3	2,680,018,535	52,742,641	50.81
Class R4	2,361,520,554	46,262,882	51.05
Class R6	22,481,313,322	440,424,254	51.04
Class 529A	39,765,126	786,611	50.55
Class 529B	417,299	8,346	50.00
Class 529C	3,686,378	74,239	49.66

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $54.15 [100 / 94.25 x $51.04] and $53.63 [100 / 94.25 x $50.55], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 2/28/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$646,418,737
Other	243,144
Dividends from affiliated issuers	197,529
Income on securities loaned	2,052
Foreign taxes withheld	(921,043)
Total investment income	$645,940,419
Expenses
Management fee	$138,238,983
Distribution and service fees	18,429,781
Shareholder servicing costs	24,640,541
Program manager fees	11,087
Administrative services fee	283,563
Independent Trustees' compensation	48,079
Custodian fee	262,815
Shareholder communications	871,871
Audit and tax fees	150,768
Legal fees	159,360
Miscellaneous	734,008
Total expenses	$183,830,856
Reduction of expenses by investment adviser and distributor	(4,482,656)
Net expenses	$179,348,200
Net investment income (loss)	$466,592,219
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,397,054,452
Foreign currency	406,526
Net realized gain (loss)	$1,397,460,978
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(3,310,242,655)
Affiliated issuers	(1)
Translation of assets and liabilities in foreign currencies	(455,345)
Net unrealized gain (loss)	$(3,310,698,001)
Net realized and unrealized gain (loss)	$(1,913,237,023)
Change in net assets from operations	$(1,446,644,804)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21
Change in net assets
From operations
Net investment income (loss)	$466,592,219	$841,409,798
Net realized gain (loss)	1,397,460,978	1,154,718,165
Net unrealized gain (loss)	(3,310,698,001)	14,298,325,745
Change in net assets from operations	$(1,446,644,804)	$16,294,453,708
Total distributions to shareholders	$(1,754,968,215)	$(1,398,636,931)
Change in net assets from fund share transactions	$1,603,300,100	$1,471,547,469
Total change in net assets	$(1,598,312,919)	$16,367,364,246
Net assets
At beginning of period	65,492,437,770	49,125,073,524
At end of period	$63,894,124,851	$65,492,437,770
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$53.60	$41.31	$41.31	$40.82	$39.00	$35.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.59	$0.63	$0.79	$0.59	$0.66(c)
Net realized and unrealized gain (loss)	(1.51)	12.77	0.57	1.03	3.04	3.65
Total from investment operations	$(1.19)	$13.36	$1.20	$1.82	$3.63	$4.31
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.60)	$(0.65)	$(0.79)	$(0.60)	$(0.62)
From net realized gain	(1.06)	(0.47)	(0.55)	(0.54)	(1.21)	(0.62)
Total distributions declared to shareholders	$(1.37)	$(1.07)	$(1.20)	$(1.33)	$(1.81)	$(1.24)
Net asset value, end of period (x)	$51.04	$53.60	$41.31	$41.31	$40.82	$39.00
Total return (%) (r)(s)(t)(x)	(2.32)(n)	32.85	2.93	4.85	9.42	12.24(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80(a)	0.80	0.83	0.83	0.82	0.86(c)
Expenses after expense reductions	0.78(a)	0.79	0.82	0.82	0.81	0.84(c)
Net investment income (loss)	1.20(a)	1.25	1.56	2.00	1.46	1.77(c)
Portfolio turnover	4(n)	8	16	11	11	14
Net assets at end of period (000 omitted)	$8,106,991	$8,523,158	$6,460,837	$6,520,132	$6,736,296	$6,344,965
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$53.38	$41.12	$41.09	$40.59	$38.76	$35.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.23	$0.32	$0.49	$0.28	$0.37(c)
Net realized and unrealized gain (loss)	(1.51)	12.74	0.58	1.03	3.04	3.64
Total from investment operations	$(1.39)	$12.97	$0.90	$1.52	$3.32	$4.01
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.24)	$(0.32)	$(0.48)	$(0.28)	$(0.35)
From net realized gain	(1.06)	(0.47)	(0.55)	(0.54)	(1.21)	(0.62)
Total distributions declared to shareholders	$(1.17)	$(0.71)	$(0.87)	$(1.02)	$(1.49)	$(0.97)
Net asset value, end of period (x)	$50.82	$53.38	$41.12	$41.09	$40.59	$38.76
Total return (%) (r)(s)(t)(x)	(2.70)(n)	31.87	2.15	4.08	8.62	11.40(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.55(a)	1.55	1.58	1.58	1.57	1.61(c)
Expenses after expense reductions	1.53(a)	1.54	1.56	1.57	1.56	1.59(c)
Net investment income (loss)	0.44(a)	0.50	0.79	1.24	0.71	0.99(c)
Portfolio turnover	4(n)	8	16	11	11	14
Net assets at end of period (000 omitted)	$43,700	$52,833	$55,897	$84,737	$111,494	$137,361
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$52.94	$40.80	$40.80	$40.31	$38.52	$35.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.23	$0.32	$0.49	$0.28	$0.37(c)
Net realized and unrealized gain (loss)	(1.49)	12.63	0.56	1.03	3.01	3.62
Total from investment operations	$(1.37)	$12.86	$0.88	$1.52	$3.29	$3.99
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.25)	$(0.33)	$(0.49)	$(0.29)	$(0.35)
From net realized gain	(1.06)	(0.47)	(0.55)	(0.54)	(1.21)	(0.62)
Total distributions declared to shareholders	$(1.18)	$(0.72)	$(0.88)	$(1.03)	$(1.50)	$(0.97)
Net asset value, end of period (x)	$50.39	$52.94	$40.80	$40.80	$40.31	$38.52
Total return (%) (r)(s)(t)(x)	(2.69)(n)	31.86	2.14	4.10	8.58	11.43(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.55(a)	1.55	1.58	1.58	1.57	1.61(c)
Expenses after expense reductions	1.53(a)	1.54	1.57	1.57	1.56	1.59(c)
Net investment income (loss)	0.45(a)	0.50	0.80	1.24	0.71	0.99(c)
Portfolio turnover	4(n)	8	16	11	11	14
Net assets at end of period (000 omitted)	$636,373	$686,442	$650,697	$881,020	$1,050,477	$1,389,685
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$53.94	$41.56	$41.56	$41.06	$39.22	$36.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.38	$0.71	$0.74	$0.90	$0.70	$0.74(c)
Net realized and unrealized gain (loss)	(1.51)	12.85	0.56	1.02	3.05	3.70
Total from investment operations	$(1.13)	$13.56	$1.30	$1.92	$3.75	$4.44
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.71)	$(0.75)	$(0.88)	$(0.70)	$(0.73)
From net realized gain	(1.06)	(0.47)	(0.55)	(0.54)	(1.21)	(0.62)
Total distributions declared to shareholders	$(1.44)	$(1.18)	$(1.30)	$(1.42)	$(1.91)	$(1.35)
Net asset value, end of period (x)	$51.37	$53.94	$41.56	$41.56	$41.06	$39.22
Total return (%) (r)(s)(t)(x)	(2.21)(n)	33.20	3.18	5.11	9.69	12.54(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.55(a)	0.55	0.58	0.58	0.57	0.61(c)
Expenses after expense reductions	0.53(a)	0.54	0.57	0.57	0.57	0.59(c)
Net investment income (loss)	1.45(a)	1.50	1.81	2.25	1.72	1.98(c)
Portfolio turnover	4(n)	8	16	11	11	14
Net assets at end of period (000 omitted)	$27,165,120	$27,444,959	$21,027,882	$20,076,773	$20,727,676	$19,624,016
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$52.47	$40.45	$40.47	$40.01	$38.25	$35.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.23	$0.32	$0.48	$0.28	$0.36(c)
Net realized and unrealized gain (loss)	(1.48)	12.52	0.55	1.02	2.99	3.60
Total from investment operations	$(1.36)	$12.75	$0.87	$1.50	$3.27	$3.96
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.26)	$(0.34)	$(0.50)	$(0.30)	$(0.36)
From net realized gain	(1.06)	(0.47)	(0.55)	(0.54)	(1.21)	(0.62)
Total distributions declared to shareholders	$(1.18)	$(0.73)	$(0.89)	$(1.04)	$(1.51)	$(0.98)
Net asset value, end of period (x)	$49.93	$52.47	$40.45	$40.47	$40.01	$38.25
Total return (%) (r)(s)(t)(x)	(2.69)(n)	31.88	2.13	4.08	8.61	11.40(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.55(a)	1.55	1.58	1.58	1.57	1.61(c)
Expenses after expense reductions	1.53(a)	1.54	1.57	1.57	1.56	1.59(c)
Net investment income (loss)	0.45(a)	0.50	0.80	1.24	0.72	0.99(c)
Portfolio turnover	4(n)	8	16	11	11	14
Net assets at end of period (000 omitted)	$18,054	$20,580	$18,914	$21,820	$24,791	$26,663
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$53.01	$40.86	$40.87	$40.39	$38.60	$35.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.46	$0.52	$0.68	$0.48	$0.55(c)
Net realized and unrealized gain (loss)	(1.49)	12.64	0.56	1.03	3.02	3.62
Total from investment operations	$(1.24)	$13.10	$1.08	$1.71	$3.50	$4.17
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.48)	$(0.54)	$(0.69)	$(0.50)	$(0.54)
From net realized gain	(1.06)	(0.47)	(0.55)	(0.54)	(1.21)	(0.62)
Total distributions declared to shareholders	$(1.31)	$(0.95)	$(1.09)	$(1.23)	$(1.71)	$(1.16)
Net asset value, end of period (x)	$50.46	$53.01	$40.86	$40.87	$40.39	$38.60
Total return (%) (r)(s)(t)(x)	(2.45)(n)	32.53	2.66	4.60	9.15	11.95(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.05(a)	1.05	1.08	1.08	1.07	1.11(c)
Expenses after expense reductions	1.03(a)	1.04	1.07	1.07	1.07	1.09(c)
Net investment income (loss)	0.95(a)	1.00	1.30	1.73	1.21	1.49(c)
Portfolio turnover	4(n)	8	16	11	11	14
Net assets at end of period (000 omitted)	$357,167	$409,939	$359,598	$437,221	$550,200	$614,044
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$53.37	$41.14	$41.15	$40.66	$38.85	$35.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.59	$0.63	$0.79	$0.59	$0.65(c)
Net realized and unrealized gain (loss)	(1.51)	12.71	0.56	1.03	3.03	3.64
Total from investment operations	$(1.19)	$13.30	$1.19	$1.82	$3.62	$4.29
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.60)	$(0.65)	$(0.79)	$(0.60)	$(0.63)
From net realized gain	(1.06)	(0.47)	(0.55)	(0.54)	(1.21)	(0.62)
Total distributions declared to shareholders	$(1.37)	$(1.07)	$(1.20)	$(1.33)	$(1.81)	$(1.25)
Net asset value, end of period (x)	$50.81	$53.37	$41.14	$41.15	$40.66	$38.85
Total return (%) (r)(s)(t)(x)	(2.33)(n)	32.85	2.92	4.87	9.43	12.23(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80(a)	0.80	0.83	0.83	0.82	0.86(c)
Expenses after expense reductions	0.78(a)	0.79	0.82	0.82	0.82	0.84(c)
Net investment income (loss)	1.20(a)	1.25	1.56	1.99	1.47	1.74(c)
Portfolio turnover	4(n)	8	16	11	11	14
Net assets at end of period (000 omitted)	$2,680,019	$2,774,355	$2,036,093	$2,096,743	$2,259,562	$2,030,023
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$53.61	$41.31	$41.32	$40.82	$39.00	$35.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.38	$0.70	$0.73	$0.89	$0.69	$0.74(c)
Net realized and unrealized gain (loss)	(1.50)	12.78	0.56	1.03	3.04	3.67
Total from investment operations	$(1.12)	$13.48	$1.29	$1.92	$3.73	$4.41
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.71)	$(0.75)	$(0.88)	$(0.70)	$(0.73)
From net realized gain	(1.06)	(0.47)	(0.55)	(0.54)	(1.21)	(0.62)
Total distributions declared to shareholders	$(1.44)	$(1.18)	$(1.30)	$(1.42)	$(1.91)	$(1.35)
Net asset value, end of period (x)	$51.05	$53.61	$41.31	$41.32	$40.82	$39.00
Total return (%) (r)(s)(t)(x)	(2.21)(n)	33.20	3.17	5.14	9.70	12.52(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.55(a)	0.55	0.58	0.58	0.57	0.61(c)
Expenses after expense reductions	0.53(a)	0.54	0.57	0.57	0.57	0.59(c)
Net investment income (loss)	1.45(a)	1.50	1.80	2.24	1.72	1.99(c)
Portfolio turnover	4(n)	8	16	11	11	14
Net assets at end of period (000 omitted)	$2,361,521	$2,625,508	$2,323,830	$2,916,674	$3,201,331	$3,060,883
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$53.60	$41.31	$41.32	$40.83	$39.01	$35.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.41	$0.76	$0.78	$0.93	$0.73	$0.76(c)
Net realized and unrealized gain (loss)	(1.51)	12.76	0.55	1.02	3.04	3.69
Total from investment operations	$(1.10)	$13.52	$1.33	$1.95	$3.77	$4.45
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.76)	$(0.79)	$(0.92)	$(0.74)	$(0.76)
From net realized gain	(1.06)	(0.47)	(0.55)	(0.54)	(1.21)	(0.62)
Total distributions declared to shareholders	$(1.46)	$(1.23)	$(1.34)	$(1.46)	$(1.95)	$(1.38)
Net asset value, end of period (x)	$51.04	$53.60	$41.31	$41.32	$40.83	$39.01
Total return (%) (r)(s)(t)(x)	(2.16)(n)	33.33	3.29	5.22	9.81	12.66(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.44(a)	0.45	0.47	0.48	0.47	0.51(c)
Expenses after expense reductions	0.42(a)	0.44	0.46	0.47	0.47	0.49(c)
Net investment income (loss)	1.56(a)	1.60	1.92	2.35	1.83	2.04(c)
Portfolio turnover	4(n)	8	16	11	11	14
Net assets at end of period (000 omitted)	$22,481,313	$22,910,207	$16,158,507	$14,716,194	$13,941,823	$10,957,734
See Notes to Financial Statements

Financial Highlights – continued
Class 529A	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$53.11	$40.94	$40.96	$40.48	$38.69	$35.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.57	$0.62	$0.78	$0.58	$0.63(c)
Net realized and unrealized gain (loss)	(1.50)	12.66	0.55	1.02	3.02	3.64
Total from investment operations	$(1.19)	$13.23	$1.17	$1.80	$3.60	$4.27
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.59)	$(0.64)	$(0.78)	$(0.60)	$(0.63)
From net realized gain	(1.06)	(0.47)	(0.55)	(0.54)	(1.21)	(0.62)
Total distributions declared to shareholders	$(1.37)	$(1.06)	$(1.19)	$(1.32)	$(1.81)	$(1.25)
Net asset value, end of period (x)	$50.55	$53.11	$40.94	$40.96	$40.48	$38.69
Total return (%) (r)(s)(t)(x)	(2.35)(n)	32.83	2.89	4.85	9.40	12.21(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.85(a)	0.85	0.88	0.88	0.89	0.96(c)
Expenses after expense reductions	0.81(a)	0.81	0.84	0.84	0.83	0.85(c)
Net investment income (loss)	1.18(a)	1.22	1.54	1.98	1.45	1.71(c)
Portfolio turnover	4(n)	8	16	11	11	14
Net assets at end of period (000 omitted)	$39,765	$39,754	$28,038	$27,149	$25,416	$22,490
See Notes to Financial Statements

Financial Highlights – continued
Class 529B	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$52.54	$40.50	$40.46	$40.05	$38.23	$35.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.55	$0.57	$0.63	$0.43	$0.47(c)
Net realized and unrealized gain (loss)	(1.48)	12.53	0.55	1.00	3.00	3.61
Total from investment operations	$(1.18)	$13.08	$1.12	$1.63	$3.43	$4.08
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.57)	$(0.53)	$(0.68)	$(0.40)	$(0.50)
From net realized gain	(1.06)	(0.47)	(0.55)	(0.54)	(1.21)	(0.62)
Total distributions declared to shareholders	$(1.36)	$(1.04)	$(1.08)	$(1.22)	$(1.61)	$(1.12)
Net asset value, end of period (x)	$50.00	$52.54	$40.50	$40.46	$40.05	$38.23
Total return (%) (r)(s)(t)(x)	(2.35)(n)	32.82	2.79	4.46	9.05	11.78(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.85(a)	0.85	0.95	1.22	1.22	1.34(c)
Expenses after expense reductions	0.83(a)	0.84	0.94	1.20	1.19	1.26(c)
Net investment income (loss)	1.15(a)	1.20	1.42	1.61	1.10	1.28(c)
Portfolio turnover	4(n)	8	16	11	11	14
Net assets at end of period (000 omitted)	$417	$479	$474	$680	$835	$908
See Notes to Financial Statements

Financial Highlights – continued
Class 529C	Six months ended	Year ended
	2/28/22 (unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
Net asset value, beginning of period	$52.19	$40.24	$40.26	$39.81	$38.07	$35.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.21	$0.30	$0.46	$0.26	$0.34(c)
Net realized and unrealized gain (loss)	(1.46)	12.45	0.56	1.01	2.97	3.59
Total from investment operations	$(1.36)	$12.66	$0.86	$1.47	$3.23	$3.93
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.24)	$(0.33)	$(0.48)	$(0.28)	$(0.35)
From net realized gain	(1.06)	(0.47)	(0.55)	(0.54)	(1.21)	(0.62)
Total distributions declared to shareholders	$(1.17)	$(0.71)	$(0.88)	$(1.02)	$(1.49)	$(0.97)
Net asset value, end of period (x)	$49.66	$52.19	$40.24	$40.26	$39.81	$38.07
Total return (%) (r)(s)(t)(x)	(2.71)(n)	31.82	2.10	4.04	8.54	11.38(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.60(a)	1.60	1.63	1.63	1.64	1.71(c)
Expenses after expense reductions	1.58(a)	1.59	1.62	1.61	1.61	1.63(c)
Net investment income (loss)	0.40(a)	0.45	0.76	1.19	0.67	0.93(c)
Portfolio turnover	4(n)	8	16	11	11	14
Net assets at end of period (000 omitted)	$3,686	$4,224	$4,308	$4,947	$5,320	$5,924

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Value Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

Notes to Financial Statements (unaudited) - continued
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$62,847,469,612	$—	$—	$62,847,469,612
Mutual Funds	901,901,902	—	—	901,901,902
Total	$63,749,371,514	$—	$—	$63,749,371,514

Notes to Financial Statements (unaudited) - continued
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2022, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/21
Ordinary income (including any short-term capital gains)	$845,025,639
Long-term capital gains	553,611,292
Total distributions	$1,398,636,931
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/22
Cost of investments	$34,527,779,031
Gross appreciation	29,412,609,119
Gross depreciation	(191,016,636)
Net unrealized appreciation (depreciation)	$29,221,592,483
As of 8/31/21
Undistributed ordinary income	160,427,763
Undistributed long-term capital gain	995,763,961
Other temporary differences	1,577,228
Net unrealized appreciation (depreciation)	32,565,766,373
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Class 529B and Class 529C shares will convert to Class 529A shares approximately eight years after purchase. On December 29, 2021, the fund announced that effective on or about March 21, 2022,

Notes to Financial Statements (unaudited) - continued
all Class 529B and Class 529C shares will be converted into Class 529A shares. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/22	Year ended 8/31/21
Class A	$212,740,712	$166,686,442
Class B	1,076,179	854,581
Class C	14,764,763	10,645,760
Class I	743,766,315	599,084,638
Class R1	432,729	324,628
Class R2	9,653,759	7,992,962
Class R3	71,988,962	52,802,673
Class R4	67,954,534	63,308,969
Class R6	631,447,542	496,112,338
Class 529A	1,039,124	740,732
Class 529B	12,068	11,656
Class 529C	91,528	71,552
Total	$1,754,968,215	$1,398,636,931
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $7.5 billion	0.60%
In excess of $7.5 billion and up to $10 billion	0.53%
In excess of $10 billion and up to $20 billion	0.50%
In excess of $20 billion and up to $25 billion	0.45%
In excess of $25 billion and up to $30 billion	0.42%
In excess of $30 billion and up to $35 billion	0.40%
In excess of $35 billion and up to $40 billion	0.38%
In excess of $40 billion and up to $45 billion	0.36%
In excess of $45 billion and up to $50 billion	0.35%
In excess of $50 billion and up to $60 billion	0.34%
In excess of $60 billion	0.33%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended February 28, 2022, this management fee reduction amounted to $4,474,461, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2022 was equivalent to an annual effective rate of 0.41% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $549,162 and $7,639 for the six months ended February 28, 2022, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

Notes to Financial Statements (unaudited) - continued
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 10,300,881
Class B	0.75%	0.25%	1.00%	1.00%	243,107
Class C	0.75%	0.25%	1.00%	1.00%	3,300,369
Class R1	0.75%	0.25%	1.00%	1.00%	95,043
Class R2	0.25%	0.25%	0.50%	0.50%	967,038
Class R3	—	0.25%	0.25%	0.25%	3,452,874
Class 529A	—	0.25%	0.25%	0.22%	49,851
Class 529B	0.75%	0.25%	1.00%	0.25%	573
Class 529C	0.75%	0.25%	1.00%	1.00%	20,045
Total Distribution and Service Fees					$18,429,781
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2022, this rebate amounted to $1,994, $21, $50, $447, $21, $5,614, $2, and $46 for Class A, Class B, Class C, Class R2, Class R3, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations. For the six months ended February 28, 2022, the 0.75% distribution fee was not imposed for Class 529B shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of

Notes to Financial Statements (unaudited) - continued
a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2022, were as follows:
Amount
Class A	$39,390
Class B	9,106
Class C	22,091
Class 529B	—
Class 529C	271
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2022, were as follows:
Fee
Class 529A	$9,970
Class 529B	115
Class 529C	1,002
Total Program Manager Fees	$11,087
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2022, the fee was $894,635, which equated to 0.0027% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $23,745,906.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2022 was equivalent to an annual effective rate of 0.0009% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay

Notes to Financial Statements (unaudited) - continued
compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2022, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $53,411,751 and $19,725,963, respectively. The sales transactions resulted in net realized gains (losses) of $7,439,272.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2022, this reimbursement amounted to $243,144, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2022, purchases and sales of investments, other than in-kind transactions and short-term obligations, aggregated $2,914,917,703 and $2,706,946,292, respectively.

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/22		Year ended 8/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	12,515,832	$662,231,196	28,467,122	$1,335,871,741
Class B	7,253	378,585	18,355	874,259
Class C	1,255,456	65,896,027	2,203,360	103,181,176
Class I	58,092,387	3,097,514,346	119,673,145	5,633,928,091
Class R1	33,598	1,743,114	79,348	3,645,867
Class R2	551,628	28,703,219	1,472,853	68,231,472
Class R3	4,610,053	242,923,709	13,882,669	660,290,908
Class R4	4,817,609	256,655,312	13,206,607	626,397,953
Class R6	37,109,580	1,970,553,849	101,272,140	4,774,788,639
Class 529A	57,453	3,005,819	128,819	6,014,946
Class 529B	—	—	212	8,522
Class 529C	3,711	189,761	14,032	653,864
	119,054,560	$6,329,794,937	280,418,662	$13,213,887,438
Shares issued to shareholders in reinvestment of distributions
Class A	3,242,131	$173,895,341	2,948,136	$132,331,922
Class B	18,840	1,009,110	17,937	793,854
Class C	229,595	12,193,864	201,951	8,884,397
Class I	11,447,498	617,420,061	10,781,776	487,679,647
Class R1	8,222	432,636	7,450	324,625
Class R2	181,182	9,615,810	179,495	7,938,727
Class R3	1,348,164	71,987,037	1,180,319	52,802,507
Class R4	1,240,351	66,469,210	1,378,461	61,719,795
Class R6	10,671,685	571,801,797	10,032,624	451,225,773
Class 529A	19,150	1,017,433	16,317	726,941
Class 529B	230	12,068	266	11,654
Class 529C	1,666	87,208	1,614	69,859
	28,408,714	$1,525,941,575	26,746,346	$1,204,509,701

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/22		Year ended 8/31/21
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(15,920,656)	$(844,392,972)	(28,818,719)	$(1,350,239,633)
Class B	(156,001)	(8,181,766)	(405,941)	(18,801,714)
Class C	(1,821,578)	(95,132,122)	(5,388,848)	(245,619,155)
Class I	(49,520,155)	(2,640,838,812)	(127,622,763)	(6,059,259,926)
Class R1	(72,431)	(3,703,840)	(162,150)	(7,593,710)
Class R2	(1,387,353)	(72,809,767)	(2,720,085)	(127,175,585)
Class R3	(5,194,518)	(274,438,110)	(12,579,306)	(586,782,535)
Class R4	(8,769,843)	(465,573,338)	(21,863,125)	(1,031,400,326)
Class R6	(34,755,800)	(1,844,673,630)	(75,057,631)	(3,514,148,142)
Class 529A	(38,512)	(2,022,027)	(81,454)	(3,800,524)
Class 529B	(1,001)	(51,261)	(3,055)	(143,013)
Class 529C	(12,080)	(618,767)	(41,768)	(1,885,407)
	(117,649,928)	$(6,252,436,412)	(274,744,845)	$(12,946,849,670)
Net change
Class A	(162,693)	$(8,266,435)	2,596,539	$117,964,030
Class B	(129,908)	(6,794,071)	(369,649)	(17,133,601)
Class C	(336,527)	(17,042,231)	(2,983,537)	(133,553,582)
Class I	20,019,730	1,074,095,595	2,832,158	62,347,812
Class R1	(30,611)	(1,528,090)	(75,352)	(3,623,218)
Class R2	(654,543)	(34,490,738)	(1,067,737)	(51,005,386)
Class R3	763,699	40,472,636	2,483,682	126,310,880
Class R4	(2,711,883)	(142,448,816)	(7,278,057)	(343,282,578)
Class R6	13,025,465	697,682,016	36,247,133	1,711,866,270
Class 529A	38,091	2,001,225	63,682	2,941,363
Class 529B	(771)	(39,193)	(2,577)	(122,837)
Class 529C	(6,703)	(341,798)	(26,122)	(1,161,684)
	29,813,346	$1,603,300,100	32,420,163	$1,471,547,469
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund was the owner of record of approximately 1% of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, the MFS Lifetime Income Fund, the MFS Managed Wealth Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Notes to Financial Statements (unaudited) - continued
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. On December 29, 2021, the fund announced the termination of the fund's Class 529A, Class 529B, and Class 529C shares effective on or about June 9, 2022. In connection with the termination, all sales of Class 529B and Class 529C shares will be suspended effective after the close of business on or about March 18, 2022, and Class 529B and Class 529C shares will be converted into Class 529A shares of the fund effective on or about March 21, 2022. In addition, effective after the close of business on or about May 13, 2022, all sales and redemptions of Class 529A shares will be suspended in anticipation of a complete redemption of Class 529A shares on or about May 20, 2022. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2022, the fund’s commitment fee and interest expense were $114,073 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$658,689,844	$1,696,981,785	$1,453,769,726	$—	$(1)	$901,901,902

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$197,529	$—
(8) Redemptions In-Kind
On January 4, 2022, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $49,200,852. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities

Notes to Financial Statements (unaudited) - continued
generated a realized gain of $30,272,631 for the fund, which is included in Net realized gain in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
On February 10, 2022, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $59,384,918. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $35,345,961 for the fund, which is included in Net realized gain in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
(9) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(10) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(11) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.

Notes to Financial Statements (unaudited) - continued
(12) Subsequent Event
On March 31, 2022, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities and cash that were valued at $110,394,792. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $65,913,311 for the fund.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

1(b):

Not applicable.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST I

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 14, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 14, 2022

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2022

*	Print name and title of each signing officer under his or her signature.